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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue, 18th Floor, Seattle, Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: Jan 1, 2015 – March 31, 2015

Item 1. Schedule of Investments

2015 QUARTERLY REPORT

Russell Investment Funds

MARCH 31, 2015

FUND
Multi-Style Equity Fund
Aggressive Equity Fund
Non-U.S. Fund
Core Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

Quarterly Report

March 31, 2015 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2015. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds Multi-Style Equity Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.1%			Kellogg Co.	589	39
Consumer Discretionary - 15.1%			Kimberly-Clark Corp.	858	92
Amazon.com, Inc.(Æ)	9,474	3,525	Kraft Foods Group, Inc.(Æ)	687	60
Carnival Corp.	31,400	1,502	Molson Coors Brewing Co. Class B	8,415	626
CBS Corp. Class B	14,130	857	Mondelez International, Inc. Class A	149,264	5,386
Chipotle Mexican Grill, Inc. Class A(Æ)	1,094	712	PepsiCo, Inc.	24,444	2,337
Comcast Corp. Class A(Æ)	90,703	5,122	Philip Morris International, Inc.	3,585	270
Costco Wholesale Corp.	6,828	1,034	Procter & Gamble Co. (The)	46,835	3,838
CST Brands, Inc.	10,200	447	Reynolds American, Inc.	711	49
DIRECTV(Æ)	512	44	Sysco Corp.	1,347	51
Estee Lauder Cos., Inc. (The) Class A	8,899	740	Tyson Foods, Inc. Class A	22,764	872
Ford Motor Co.	110,200	1,779	Walgreens Boots Alliance, Inc.	622	53
GateHouse Media, Inc.(Æ)	44,224	2,203	Whole Foods Market, Inc.	44,624	2,324
General Motors Co.	76,258	2,859			24,345
Hilton Worldwide Holdings, Inc.(Æ)	16,554	490
Home Depot, Inc.	3,122	355	Energy - 6.0%
Hyatt Hotels Corp. Class A(Æ)	12,600	746	Anadarko Petroleum Corp.	10,683	885
Jarden Corp.(Æ)	16,530	874	Atwood Oceanics, Inc.	15,200	427
Johnson Controls, Inc.	84,496	4,262	California Resources Corp.	707	5
Kohl's Corp.	13,800	1,080	Cameron International Corp.(Æ)	29,300	1,322
L Brands, Inc.	9,170	865	Chevron Corp.	38,646	4,057
Las Vegas Sands Corp.	40,750	2,243	ConocoPhillips	2,813	175
Liberty Media Corp.(Æ)	37,750	1,442	Core Laboratories NV(Ñ)	22,810	2,384
Lowe's Cos., Inc.	43,790	3,258	Devon Energy Corp.	34,698	2,092
lululemon athletica, Inc.(Æ)	6,700	429	EOG Resources, Inc.	2,121	194
McDonald's Corp.	2,264	221	Exxon Mobil Corp.	95,425	8,111
Nike, Inc. Class B	16,050	1,610	Halliburton Co.	160	7
Norwegian Cruise Line Holdings, Ltd.(Æ)	11,600	627	Hess Corp.	69	5
Omnicom Group, Inc.	41,150	3,209	Marathon Oil Corp.	1,302	34
O'Reilly Automotive, Inc.(Æ)	7,470	1,615	Marathon Petroleum Corp.	3,690	378
Priceline Group, Inc. (The)(Æ)	1,740	2,026	National Oilwell Varco, Inc.	939	47
PVH Corp.	8,305	885	Occidental Petroleum Corp.	45,694	3,336
Royal Caribbean Cruises, Ltd.	26,996	2,209	PBF Energy, Inc. Class A	12,400	421
Sonic Corp.	3,300	105	Phillips 66(Æ)	292	23
Starbucks Corp.	48,277	4,572	Schlumberger, Ltd.	49,706	4,147
Target Corp.	15,167	1,245	Spectra Energy Corp.	1,149	42
Time Warner, Inc.	35,882	3,030	Valero Energy Corp.	26,300	1,673
TJX Cos., Inc.	33,060	2,316			29,765
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	6,962	1,050
Under Armour, Inc. Class A(Æ)	7,846	634	Financial Services - 20.3%
Urban Outfitters, Inc.(Æ)	5,200	237	ACE, Ltd.	769	86
Viacom, Inc. Class B	48,377	3,304	Aflac, Inc.	812	52
Wal-Mart Stores, Inc.	35,038	2,882	Allstate Corp. (The)	984	70
Walt Disney Co. (The)	51,346	5,385	Ally Financial, Inc.(Æ)	37,400	785
Whirlpool Corp.	3,525	712	American Express Co.	28,630	2,237
Yum! Brands, Inc.	920	72	American International Group, Inc.	26,400	1,446
		74,814	American Tower Corp. Class A(ö)	42,903	4,038
			Ameriprise Financial, Inc.	6,650	870
Consumer Staples - 4.9%			Aon PLC	30,200	2,902
Altria Group, Inc.	16,837	842	Arch Capital Group, Ltd.(Æ)	20,000	1,232
Anheuser-Busch InBev NV - ADR	8,675	1,058	Axis Capital Holdings, Ltd.	12,000	619
Archer-Daniels-Midland Co.	703	33	Bank of America Corp.	283,736	4,367
Bunge, Ltd.	10,600	873	Bank of New York Mellon Corp. (The)	41,400	1,666
Coca-Cola Co. (The)	9,101	369	BankUnited, Inc.	26,595	871
Colgate-Palmolive Co.	30,543	2,118	BB&T Corp.	326	13
Constellation Brands, Inc. Class A(Æ)	6,162	716	Berkshire Hathaway, Inc. Class B(Æ)	35,504	5,123
CVS Health Corp.	2,670	276	BlackRock, Inc. Class A	41	15
General Mills, Inc.	1,393	79	Capital One Financial Corp.	39,355	3,102
Hershey Co. (The)	19,659	1,984	CDK Global, Inc.(Æ)	358	17

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 3

Russell Investment Funds Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Chubb Corp. (The)	533	54	Cerner Corp.(Æ)	30,060	2,202
Citigroup, Inc.	92,002	4,739	Clovis Oncology, Inc.(Æ)(Ñ)	9,399	698
CME Group, Inc. Class A	39	4	Edwards Lifesciences Corp.(Æ)	3,434	489
Comerica, Inc.	23,800	1,074	Eli Lilly & Co.	31,760	2,307
Corporate Office Properties Trust(ö)	23,600	693	Express Scripts Holding Co.(Æ)	41,416	3,593
Cullen/Frost Bankers, Inc.	8,810	609	Gilead Sciences, Inc.(Æ)	19,513	1,915
Discover Financial Services	39,287	2,214	Halyard Health, Inc.(Æ)	107	5
E*Trade Financial Corp.(Æ)	15,300	437	HCA Holdings, Inc.(Æ)	9,386	706
Equinix, Inc.(ö)	9,644	2,246	Health Net, Inc.(Æ)	10,500	635
Equity Residential(ö)	49	4	Humana, Inc.	11,014	1,961
Everest Re Group, Ltd.	5,670	987	Illumina, Inc.(Æ)	3,028	562
FleetCor Technologies, Inc.(Æ)	4,671	705	Intercept Pharmaceuticals, Inc.(Æ)(Ñ)	1,622	457
Franklin Resources, Inc.	810	42	Intuitive Surgical, Inc.(Æ)	841	425
Goldman Sachs Group, Inc. (The)	17,850	3,355	Johnson & Johnson	58,599	5,896
Hartford Financial Services Group, Inc.	19,729	825	McKesson Corp.	6,263	1,417
HCP, Inc.(ö)	17,700	765	Medtronic PLC	44,042	3,434
Intercontinental Exchange, Inc.	9,200	2,146	Merck & Co., Inc.	56,707	3,259
Invesco, Ltd.	30,000	1,191	Mylan NV(Æ)	22,340	1,326
JPMorgan Chase & Co.	19,683	1,192	Perrigo Co. PLC	5,192	860
Lincoln National Corp.	29,350	1,686	Pfizer, Inc.	246,206	8,566
M&T Bank Corp.	2,028	258	Qiagen NV(Æ)	34,700	874
Markel Corp.(Æ)	4,080	3,137	Receptos, Inc.(Æ)	1,518	250
Marsh & McLennan Cos., Inc.	1,246	70	Regeneron Pharmaceuticals, Inc.(Æ)	2,558	1,155
MasterCard, Inc. Class A	18,446	1,594	Sanofi - ADR	24,197	1,196
McGraw Hill Financial, Inc.	6,558	678	St. Jude Medical, Inc.	36,666	2,398
MetLife, Inc.	36,588	1,850	Stryker Corp.	768	71
Morgan Stanley	71,000	2,534	Thermo Fisher Scientific, Inc.	7,150	961
Northern Trust Corp.	65,299	4,548	UnitedHealth Group, Inc.	8,808	1,042
PartnerRe, Ltd.	4,020	460	Valeant Pharmaceuticals International, Inc.
PNC Financial Services Group, Inc. (The)	45,397	4,233	(Æ)	14,296	2,839
Principal Financial Group, Inc.	15,400	791			73,463
Progressive Corp. (The)	45,300	1,232
Prologis, Inc.(ö)	24,200	1,054	Materials and Processing - 4.1%
Prudential Financial, Inc.	32,824	2,636	Air Products & Chemicals, Inc.	180	27
Public Storage(ö)	329	65	Alcoa, Inc.	73,400	948
Regions Financial Corp.	120,000	1,134	Dow Chemical Co. (The)	34,700	1,665
Simon Property Group, Inc.(ö)	488	95	Ecolab, Inc.	41,556	4,753
State Street Corp.	30,240	2,224	EI du Pont de Nemours & Co.	143	10
Synchrony Financial(Æ)	15,300	464	Huntsman Corp.	30,974	687
Thomson Reuters Corp.	667	27	LyondellBasell Industries NV Class A	337	30
Travelers Cos., Inc. (The)	14,954	1,617	Monsanto Co.	53,908	6,067
US Bancorp	50,436	2,203	Mosaic Co. (The)	32,850	1,513
Visa, Inc. Class A	99,244	6,492	PPG Industries, Inc.	7,574	1,708
Voya Financial, Inc.	27,300	1,177	Praxair, Inc.	12,468	1,505
Wells Fargo & Co.	92,708	5,042	Precision Castparts Corp.	6,055	1,272
		100,094	Rock-Tenn Co. Class A	3,400	219
					20,404
Health Care - 14.9%
Abbott Laboratories	44,048	2,040	Producer Durables - 11.5%
Actavis PLC(Æ)	21,040	6,262	3M Co.	1,494	246
Aetna, Inc.	9,793	1,044	Accenture PLC Class A	1,436	135
Alexion Pharmaceuticals, Inc.(Æ)	2,437	422	Automatic Data Processing, Inc.	26,803	2,296
Amgen, Inc.	31,917	5,102	B/E Aerospace, Inc.	33,638	2,140
Baxter International, Inc.	1,236	85	Boeing Co. (The)	21,200	3,182
Becton Dickinson and Co.	438	63	Canadian Pacific Railway, Ltd.	4,707	860
Biogen, Inc.(Æ)	7,910	3,340	Caterpillar, Inc.	15,050	1,204
Bristol-Myers Squibb Co.	17,655	1,139	CSX Corp.	45,139	1,495
Cardinal Health, Inc.	17,100	1,544	Cummins, Inc.	126	17
Celgene Corp.(Æ)	8,009	923	Danaher Corp.	1,382	117

See accompanying notes which are an integral part of this quarterly report.

4 Multi-Style Equity Fund

Russell Investment Funds Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Deere & Co.	135	12	PMC-Sierra, Inc.(Æ)	28,100		261
Delta Air Lines, Inc.	42,020	1,889	Polycom, Inc.(Æ)	16,400		220
Emerson Electric Co.	1,516	86	QUALCOMM, Inc.	86,222		5,979
FedEx Corp.	13,174	2,179	Red Hat, Inc.(Æ)	15,890		1,204
General Dynamics Corp.	11,937	1,621	Salesforce.com, Inc.(Æ)	23,510		1,571
General Electric Co.	245,066	6,080	SAP SE- ADR	25,580		1,846
Honeywell International, Inc.	74,309	7,751	ServiceNow, Inc.(Æ)	8,007		631
Huntington Ingalls Industries, Inc.	4,660	653	Splunk, Inc.(Æ)	7,657		453
Illinois Tool Works, Inc.	733	71	Symantec Corp.	50,100		1,171
Itron, Inc.(Æ)	11,300	413	Synopsys, Inc.(Æ)	26,300		1,218
L-3 Communications Holdings, Inc. Class 3	9,200	1,157	Tableau Software, Inc. Class A(Æ)	4,900		453
Lockheed Martin Corp.	3,275	665	Texas Instruments, Inc.	2,450		140
Mettler-Toledo International, Inc.(Æ)	9,783	3,215	VMware, Inc. Class A(Æ)	21		2
Norfolk Southern Corp.	6,798	700	Vodafone Group PLC - ADR	76,231		2,491
Northrop Grumman Corp.	9,636	1,551	Western Digital Corp.	6,362		579
Paychex, Inc.	22,000	1,092	Yahoo!, Inc.(Æ)	19,580		870
Pentair PLC	30,500	1,918	Zynga, Inc. Class A(Æ)	138,400		394
Raytheon Co.	22,292	2,435				74,990
Rockwell Collins, Inc.	12,100	1,168
Sensata Technologies Holding NV(Æ)	35,800	2,057	Utilities - 2.1%
Southwest Airlines Co.	12,100	536	American Electric Power Co., Inc.	18,528		1,042
Textron, Inc.	11,500	510	AT&T, Inc.	108,197		3,533
Towers Watson & Co. Class A	1,800	238	Dominion Resources, Inc.	395		28
TransDigm Group, Inc.	12,456	2,724	Duke Energy Corp.	17,511		1,344
Union Pacific Corp.	16,363	1,773	Edison International	8,700		543
United Continental Holdings, Inc.(Æ)	17,265	1,161	Exelon Corp.	59,384		1,997
United Parcel Service, Inc. Class B	1,622	157	NextEra Energy, Inc.	845		88
United Technologies Corp.	9,226	1,081	PG&E Corp.	21,829		1,158
Waste Management, Inc.	593	32	Southern Co.	5,921		262
		56,617	Verizon Communications, Inc.	9,476		461
						10,456
Technology - 15.2%
Adobe Systems, Inc.(Æ)	40,085	2,964	Total Common Stocks
Analog Devices, Inc.	35,324	2,225	(cost $381,416)			464,948
Apple, Inc.	60,736	7,558
ASML Holding NV Class G	13,100	1,323	Short-Term Investments - 5.7%
Avago Technologies, Ltd. Class A	2,966	377	Russell U.S. Cash Management Fund	28,084,876	(8)	28,085
Broadcom Corp. Class A	31,000	1,342	Total Short-Term Investments
Cisco Systems, Inc.	32,333	890	(cost $28,085)			28,085
Cognizant Technology Solutions Corp. Class
A(Æ)	1,156	72	Other Securities - 0.4%
Electronic Arts, Inc.(Æ)	24,500	1,441	Russell U.S. Cash Collateral Fund(×)	2,071,600	(8)	2,072
EMC Corp.	61,742	1,578	Total Other Securities
Facebook, Inc. Class A(Æ)	28,971	2,382	(cost $2,072)			2,072
Google, Inc. Class C(Æ)	15,327	8,408
Hewlett-Packard Co.	75,118	2,341	Total Investments 100.2%
Intel Corp.	130,747	4,089	(identified cost $411,573)			495,105
International Business Machines Corp.	4,729	759
Intuit, Inc.	13,267	1,286	Other Assets and Liabilities, Net
Juniper Networks, Inc.	38,500	869	-(0.2%)			(1,058)
Lam Research Corp.	9,756	685	Net Assets - 100.0%			494,047
LinkedIn Corp. Class A(Æ)	3,630	907
Marvell Technology Group, Ltd.	75,600	1,111
Microsoft Corp.	56,692	2,305
Motorola Solutions, Inc.	563	38
NetApp, Inc.	45,814	1,624
NXP Semiconductors NV(Æ)	11,267	1,131
Oracle Corp.	169,556	7,316
Palo Alto Networks, Inc.(Æ)	3,327	486

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 5

Russell Investment Funds Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Index Mini Futures		75	USD	8,653	06/15	50
S&P 500 Index E-Mini Futures		139	USD	14,323	06/15	79
S&P E-Mini Consumer Discretionary Select Sector Index Futures		58	USD	2,833	06/15	62
S&P E-Mini Energy Select Sector Index Futures		38	USD	2,935	06/15	94
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						285

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$74,814	$—			$—	$74,814
Consumer Staples	24,345	—			—	24,345
Energy	29,765	—			—	29,765
Financial Services	100,094	—			—	100,094
Health Care	73,463	—			—	73,463
Materials and Processing	20,404	—			—	20,404
Producer Durables	56,617	—			—	56,617
Technology	74,990	—			—	74,990
Utilities	10,456	—			—	10,456
Short-Term Investments	—	28,085			—	28,085
Other Securities	—	2,072			—	2,072
Total Investments	464,948	30,157			—	495,105

Other Financial Instruments
Futures Contracts	285	—			—	285
Total Other Financial Instruments*	$285	$—			$—	$285

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 Multi-Style Equity Fund

Russell Investment Funds Aggressive Equity Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.3%			New York & Co., Inc.(Æ)	6,000	15
Consumer Discretionary - 15.1%			New York Times Co. (The) Class A	25,000	344
Aaron's, Inc. Class A	2,500	71	Office Depot, Inc.(Æ)	40,236	370
Abercrombie & Fitch Co. Class A(Ñ)	17,149	378	Papa John's International, Inc.	1,193	73
AH Belo Corp. Class A	8,700	71	Papa Murphy's Holdings, Inc.(Æ)(Ñ)	18,600	338
AMC Entertainment Holdings, Inc. Class A	9,078	321	Penn National Gaming, Inc.(Æ)	20,200	316
Aramark	1,863	59	Performance Sports Group, Ltd.(Æ)	17,300	338
Asbury Automotive Group, Inc.(Æ)	12,056	1,002	Perry Ellis International, Inc.(Æ)	11,873	275
Bravo Brio Restaurant Group, Inc.(Æ)	9,800	144	Pool Corp.	3,500	244
Bridgepoint Education, Inc.(Æ)	24,627	238	QuinStreet, Inc.(Æ)	11,200	67
Brown Shoe Co., Inc.	6,001	197	Red Robin Gourmet Burgers, Inc.(Æ)	4,750	414
Buffalo Wild Wings, Inc.(Æ)	1,803	327	Rocky Brands, Inc.	11,049	238
Burlington Stores, Inc.(Æ)	8,287	492	Rosetta Stone, Inc.(Æ)	9,600	73
Capella Education Co.	11,167	724	Ruby Tuesday, Inc.(Æ)	14,151	85
Carmike Cinemas, Inc.(Æ)	8,360	281	Scholastic Corp.	500	20
Cheesecake Factory, Inc. (The)	4,100	202	Skullcandy, Inc.(Æ)	13,400	151
Chico's FAS, Inc.	57,225	1,012	Smith & Wesson Holding Corp.(Æ)	36,551	465
Children's Place, Inc. (The)	4,892	314	Sonic Corp.	48,486	1,537
Citi Trends, Inc.(Æ)	6,279	170	Sotheby's Class A(Ñ)	23,687	1,001
Columbia Sportswear Co.	4,542	276	Stage Stores, Inc.	6,300	144
Cooper-Standard Holding, Inc.(Æ)	2,840	168	Stamps.com, Inc.(Æ)	17,879	1,203
Cracker Barrel Old Country Store, Inc.	3,683	560	Stein Mart, Inc.	2,800	35
CST Brands, Inc.	7,400	324	Steven Madden, Ltd.(Æ)	29,631	1,126
Darden Restaurants, Inc.	900	62	Stoneridge, Inc.(Æ)	1,800	20
Deckers Outdoor Corp.(Æ)	633	46	Tandy Leather Factory, Inc.	49,627	438
Delta Apparel, Inc.(Æ)	12,856	159	Texas Roadhouse, Inc. Class A	6,600	240
Destination Maternity Corp.	8,800	133	Tilly's, Inc. Class A(Æ)	2,600	41
Destination XL Group, Inc.(Æ)	101,875	504	Time, Inc.(Æ)	27,100	609
Dorman Products, Inc.(Æ)(Ñ)	33,346	1,659	TiVo, Inc.(Æ)	11,054	117
Drew Industries, Inc.	5,037	310	Tribune Publishing Co.	3,400	66
Entercom Communications Corp. Class A(Æ)	2,000	24	Tuesday Morning Corp.(Æ)	74,777	1,204
Express, Inc.(Æ)	15,600	258	Universal Electronics, Inc.(Æ)	29,369	1,658
Federal-Mogul Holdings Corp.(Æ)	1,200	16	Universal Technical Institute, Inc.	1,300	12
Finish Line, Inc. (The) Class A	646	16	Vail Resorts, Inc.	2,500	259
Flexsteel Industries, Inc.	1,200	38	Vera Bradley, Inc.(Æ)(Ñ)	5,770	93
Fox Factory Holding Corp.(Æ)	16,359	251	West Marine, Inc.(Æ)	18,721	174
Fuel Systems Solutions, Inc.(Æ)	13,322	147	ZAGG, Inc.(Æ)	64,381	558
Genesco, Inc.(Æ)	500	36			38,217
G-III Apparel Group, Ltd.(Æ)	13,570	1,528
Grand Canyon Education, Inc.(Æ)	30,828	1,335	Consumer Staples - 3.0%
Group 1 Automotive, Inc.	4,300	371	Andersons, Inc. (The)	13,193	545
HealthStream, Inc.(Æ)	38,271	965	Calavo Growers, Inc.	6,125	315
Helen of Troy, Ltd.(Æ)	7,024	573	Cal-Maine Foods, Inc.	7,130	278
Hibbett Sports, Inc.(Æ)	10,250	503	Casey's General Stores, Inc.	3,572	322
Isle of Capri Casinos, Inc.(Æ)	2,800	39	Dean Foods Co.	53,996	892
Jack in the Box, Inc.	3,747	360	J&J Snack Foods Corp.	9,748	1,040
John Wiley & Sons, Inc. Class A(Æ)	4,900	300	John B Sanfilippo & Son, Inc.	13,661	589
Kona Grill, Inc.(Æ)	19,358	550	Nutraceutical International Corp.(Æ)	1,500	30
Krispy Kreme Doughnuts, Inc.(Æ)	50,195	1,003	Sanderson Farms, Inc.	227	18
La Quinta Holdings, Inc.(Æ)	12,100	286	Snyders-Lance, Inc.	23,001	736
Libbey, Inc.	28,415	1,134	TravelCenters of America LLC(Æ)	6,783	118
Lincoln Educational Services Corp.	55,110	126	TreeHouse Foods, Inc.(Æ)	21,660	1,842
Malibu Boats, Inc. Class A(Æ)	12,000	280	Universal Corp.	20,811	982
Marriott Vacations Worldwide Corp.	1,485	120			7,707
Men's Wearhouse, Inc. (The)	19,709	1,029
Meredith Corp.	13,292	742	Energy - 3.6%
Meritor, Inc.(Æ)	32,896	415	Atwood Oceanics, Inc.	11,400	321
Monro Muffler Brake, Inc.(Ñ)	17,203	1,119	Callon Petroleum Co.(Æ)	14,360	107
Murphy USA, Inc.(Æ)	1,210	88	CARBO Ceramics, Inc.(Ñ)	32,459	990

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 7

Russell Investment Funds Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Contango Oil & Gas Co.(Æ)	10,325	227	Community Trust Bancorp, Inc.	2,643	88
Delek US Holdings, Inc.	9,096	361	Consumer Portfolio Services, Inc.(Æ)	300	2
Emerald Oil, Inc.(Æ)(Ñ)	22,500	17	Corporate Office Properties Trust(ö)	8,400	247
Exterran Holdings, Inc.	1,300	44	Crawford & Co. Class B	800	7
Geospace Technologies Corp.(Æ)(Ñ)	3,386	56	CubeSmart Class A(ö)	7,400	179
Green Plains, Inc.	20,198	577	Cullen/Frost Bankers, Inc.	4,649	321
Gulf Island Fabrication, Inc.	5,100	76	CVB Financial Corp.	26,464	421
Gulfport Energy Corp.(Æ)	13,984	642	DiamondRock Hospitality Co.(ö)	17,500	247
Matador Resources Co.(Æ)(Ñ)	46,560	1,021	Dime Community Bancshares, Inc.	13,700	221
Patterson-UTI Energy, Inc.	68,016	1,276	E*Trade Financial Corp.(Æ)	700	20
PBF Energy, Inc. Class A	6,115	207	East West Bancorp, Inc.	4,708	190
PDC Energy, Inc.(Æ)	7,504	406	EMC Insurance Group, Inc.	1,200	41
Precision Drilling Corp.(Æ)	129,560	821	Enstar Group, Ltd.(Æ)	268	38
Profire Energy, Inc.(Æ)(Ñ)	23,000	31	EPR Properties(ö)	5,892	354
Renewable Energy Group, Inc.(Æ)	1,200	11	Equity One, Inc.(ö)	6,600	176
Ring Energy, Inc.(Æ)(Ñ)	40,300	428	Essent Group, Ltd.(Æ)	6,800	163
Superior Energy Services, Inc.	52,467	1,172	Evercore Partners, Inc. Class A	4,385	227
Synergy Resources Corp.(Æ)	24,500	291	FCB Financial Holdings, Inc. Class A(Æ)	8,300	227
World Fuel Services Corp.	600	34	Fidelity & Guaranty Life	7,319	155
		9,116	First American Financial Corp.	20,000	713
			First Busey Corp.	16,536	110
Financial Services - 21.4%			First Business Financial Services, Inc.	1,184	51
Advent Software, Inc.	18,225	804	First Defiance Financial Corp.	1,051	34
AG Mortgage Investment Trust, Inc.(ö)	8,700	164	First Financial Bancorp	49,005	873
Alexander & Baldwin, Inc.	1,201	52	First Financial Corp.	2,521	91
American Equity Investment Life Holding			First Merchants Corp.	23,039	542
Co.	14,000	408	First Midwest Bancorp, Inc.	59,984	1,042
Amerisafe, Inc.	22,067	1,020	FirstMerit Corp.	3,800	72
AmTrust Financial Services, Inc.(Ñ)	9,228	526	FNB Corp.	130,008	1,709
Apollo Residential Mortgage, Inc.(ö)	18,400	293	Fulton Financial Corp.	8,094	100
Arbor Realty Trust, Inc.(ö)	1,900	13	FXCM, Inc. Class A	290	1
Argo Group International Holdings, Ltd.	1,417	71	Gain Capital Holdings, Inc.	38,451	376
Arlington Asset Investment Corp. Class A(Ñ)	11,504	276	Getty Realty Corp.(ö)	1,283	23
Armada Hoffler Properties, Inc.(ö)	3,100	33	Global Cash Access Holdings, Inc.(Æ)	27,400	209
Arthur J Gallagher & Co.	4,500	210	Global Payments, Inc.	2,000	184
Ashford Hospitality Prime, Inc.(ö)	1,200	20	Gramercy Property Trust, Inc.(ö)	11,726	329
Ashford Hospitality Trust, Inc.(ö)	12,600	121	Great Southern Bancorp, Inc.	2,772	109
Assurant, Inc.	2,812	173	Green Dot Corp. Class A(Æ)	8,700	139
Asta Funding, Inc.(Æ)	10,228	86	Hallmark Financial Services, Inc.(Æ)	3,500	37
Astoria Financial Corp.	49,441	640	Hancock Holding Co.	46,852	1,399
Atlas Financial Holdings, Inc.(Æ)	16,800	297	Hanmi Financial Corp.	1,610	34
Baldwin & Lyons, Inc. Class B	2,300	54	Hanover Insurance Group, Inc. (The)	2,273	165
BancFirst Corp.	3,965	242	Hatteras Financial Corp.(ö)	2,200	40
Bancorp, Inc. (The)(Æ)	5,781	52	Heartland Financial USA, Inc.	1,500	49
BancorpSouth, Inc.	60,481	1,404	Heritage Financial Corp.	17,078	290
Bank of the Ozarks, Inc.	24,538	906	HFF, Inc. Class A	4,400	165
BOK Financial Corp.	800	49	Hilltop Holdings, Inc.(Æ)	16,900	329
Boston Private Financial Holdings, Inc.	13,957	170	Home BancShares, Inc.	1,907	65
Brookline Bancorp, Inc.	70,671	710	HomeTrust Bancshares, Inc.(Æ)	2,900	46
Bryn Mawr Bank Corp.	2,036	62	Horizon Bancorp	1,200	28
Capital City Bank Group, Inc.	500	8	Huntington Bancshares, Inc.	2,000	22
Capitol Federal Financial, Inc.	42,904	536	Iberiabank Corp.	14,433	910
Chemical Financial Corp.	38,732	1,214	Independence Realty Trust, Inc.(ö)	19,300	183
City Holding Co.	140	7	Infinity Property & Casualty Corp.	7,393	607
CoBiz Financial, Inc.	21,005	259	Investment Technology Group, Inc.(Æ)	19,712	597
Cohen & Steers, Inc.	3,600	147	Investors Real Estate Trust(Ñ)(ö)	3,600	27
Columbia Banking System, Inc.	31,901	925	JER Investment Trust, Inc.(Æ)(Å)	1,771	—
Columbia Property Trust, Inc.(ö)	5,100	138	Ladder Capital Corp. Class A(ö)	4,656	86
Community Bank System, Inc.	4,752	168	Lakeland Financial Corp.	2,087	85

See accompanying notes which are an integral part of this quarterly report.

8 Aggressive Equity Fund

Russell Investment Funds Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
LaSalle Hotel Properties(ö)	32,806	1,275	TriCo Bancshares	1,900	46
Legg Mason, Inc.	1,700	94	Trustmark Corp.	19,295	468
LTC Properties, Inc.(ö)	3,400	156	Umpqua Holdings Corp.	13,500	232
Mack-Cali Realty Corp.(ö)	3,700	71	Walker & Dunlop, Inc.(Æ)	12,200	216
Maiden Holdings, Ltd.	32,499	482	Washington Federal, Inc.	17,733	386
MainSource Financial Group, Inc.	2,157	42	WesBanco, Inc.	2,789	91
Marcus & Millichap, Inc.(Æ)	9,241	346	Westamerica Bancorporation(Ñ)	21,147	914
MarketAxess Holdings, Inc.	15,584	1,291	Western Alliance Bancorp(Æ)	6,403	190
MB Financial, Inc.	22,706	712	Westwood Holdings Group, Inc.	12,522	755
Medical Properties Trust, Inc.(ö)	25,192	371	Wilshire Bancorp, Inc.	17,212	172
Mercantile Bank Corp.	4,901	96	Winthrop Realty Trust(ö)	5,300	86
Moelis & Co. Class A	5,200	157	Wintrust Financial Corp.	7,500	358
Morningstar, Inc.	4,291	322	WSFS Financial Corp.	3,184	241
National Bank Holdings Corp. Class A	66,017	1,241			54,102
National Penn Bancshares, Inc.	110,392	1,189
Navigators Group, Inc. (The)(Æ)	4,597	358	Health Care - 11.6%
NBT Bancorp, Inc.	834	21	Abaxis, Inc.(Ñ)	7,020	450
New Residential Investment Corp.(ö)	73,956	1,112	Affymetrix, Inc.(Æ)(Ñ)	23,133	291
Northfield Bancorp, Inc.	20,081	298	Air Methods Corp.(Æ)(Ñ)	20,940	976
Northrim BanCorp, Inc.	20,191	496	Akorn, Inc.(Æ)	33,462	1,591
Northwest Bancshares, Inc.	50,617	600	Align Technology, Inc.(Æ)	13,880	746
OceanFirst Financial Corp.	4,688	81	Alphatec Holdings, Inc.(Æ)	1,700	2
Old National Bancorp	78,448	1,113	Analogic Corp.	3,140	285
Pacific Continental Corp.	2,349	31	Anika Therapeutics, Inc.(Æ)	10,530	434
PennyMac Financial Services, Inc. Class			ArQule, Inc.(Æ)	5,500	12
A(Æ)	304	5	AVEO Pharmaceuticals, Inc.(Æ)	19,600	28
Pinnacle Financial Partners, Inc.	13,343	593	Bio-Reference Laboratories, Inc.(Æ)(Ñ)	7,007	247
Piper Jaffray Cos.(Æ)	1,545	81	BioScrip, Inc.(Æ)(Ñ)	63,782	282
Potlatch Corp.(ö)	4,700	188	Biota Pharmaceuticals, Inc.(Æ)	2,000	5
Preferred Bank	2,681	73	Bio-Techne Corp.	16,629	1,667
PrivateBancorp, Inc. Class A	58,264	2,049	Cambrex Corp.(Æ)	30,235	1,198
ProAssurance Corp.	21,606	992	Cantel Medical Corp.	41,594	1,975
Prosperity Bancshares, Inc.	8,068	424	Centene Corp.(Æ)	4,766	337
Provident Financial Services, Inc.	49,026	914	Charles River Laboratories International,
Raymond James Financial, Inc.	1,000	57	Inc.(Æ)	2,100	167
RE/MAX Holdings, Inc. Class A	900	30	Community Health Systems, Inc.(Æ)	500	26
Reinsurance Group of America, Inc. Class A	551	52	Cytokinetics, Inc.(Æ)	6,900	47
Renasant Corp.	10,093	303	Emergent Biosolutions, Inc.(Æ)	7,523	216
RLJ Lodging Trust(ö)	14,400	451	Exactech, Inc.(Æ)	18,707	479
S&T Bancorp, Inc.	374	11	Greatbatch, Inc.(Æ)	8,059	466
Safeguard Scientifics, Inc.(Æ)	15,559	281	Hanger, Inc.(Æ)	3,400	77
Safety Insurance Group, Inc.	1,698	102	Health Net, Inc.(Æ)	8,572	518
Sandy Spring Bancorp, Inc.	1,489	39	ICON PLC(Æ)	31,594	2,230
Select Income REIT(ö)	3,100	77	ICU Medical, Inc.(Æ)	700	65
Selective Insurance Group, Inc.	13,424	390	IGI Laboratories, Inc.(Æ)(Ñ)	93,943	767
ServisFirst Bancshares, Inc.	600	20	Lannett Co., Inc.(Æ)	13,393	907
Silver Bay Realty Trust Corp.(ö)	18,300	296	LHC Group, Inc.(Æ)	2,800	92
Simmons First National Corp. Class A	1,434	65	Ligand Pharmaceuticals, Inc. Class B(Æ)	7,000	540
South State Corp.	14,760	1,009	Luminex Corp.(Æ)	7,700	123
Sovran Self Storage, Inc.(ö)	3,100	291	Magellan Health, Inc.(Æ)	8,056	571
State Bank Financial Corp.	17,003	357	Masimo Corp.(Æ)	709	23
Stifel Financial Corp.(Æ)	4,700	262	Medidata Solutions, Inc.(Æ)	32,225	1,580
Stock Yards Bancorp, Inc.	2,341	81	National Research Corp. Class A	17,885	258
Stonegate Bank	2,200	66	National Research Corp. Class B(Ñ)	8,297	266
Sunstone Hotel Investors, Inc.(ö)	24,500	408	Neogen Corp.(Æ)	36,715	1,716
Symetra Financial Corp.	12,560	295	Omnicell, Inc.(Æ)	34,753	1,219
Talmer Bancorp, Inc. Class A	8,800	135	OraSure Technologies, Inc.(Æ)	45,407	296
TCF Financial Corp.	6,354	100	Owens & Minor, Inc.	700	24
Territorial Bancorp, Inc.	1,794	42	PDL BioPharma, Inc.	23,400	165

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 9

Russell Investment Funds Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
POZEN, Inc.(Æ)	1,600	12	Watsco, Inc.	2,276	286
Prestige Brands Holdings, Inc.(Æ)	28,624	1,229			16,384
Providence Service Corp. (The)(Æ)	13,546	720
Quintiles Transnational Holdings, Inc.(Æ)	2,300	154	Producer Durables - 17.5%
Repligen Corp.(Æ)	23,800	723	ABM Industries, Inc.	25,526	814
Rigel Pharmaceuticals, Inc.(Æ)	41,201	147	ACCO Brands Corp.(Æ)	70,981	591
RTI Surgical, Inc.(Æ)	124,859	617	Advisory Board Co. (The)(Æ)	15,200	810
Sagent Pharmaceuticals, Inc.(Æ)	25,656	597	Air Transport Services Group, Inc.(Æ)	13,977	129
Streamline Health Solutions, Inc.(Æ)	29,800	107	Allegiant Travel Co. Class A	1,310	252
SurModics, Inc.(Æ)	10,052	261	American Superconductor Corp.(Æ)	6,170	40
Triple-S Management Corp. Class B(Æ)	7,000	139	ArcBest Corp.	920	35
United Therapeutics Corp.(Æ)	500	86	Ardmore Shipping Corp.	11,194	113
US Physical Therapy, Inc.	15,727	747	Ascent Capital Group, Inc. Class A(Æ)	2,800	111
Vascular Solutions, Inc.(Æ)	16,400	497	Astec Industries, Inc.	19,671	844
Vical, Inc.(Æ)	39,700	37	AZZ, Inc.	22,554	1,051
Volt Information Sciences, Inc.(Æ)	1,700	20	Babcock & Wilcox Co. (The)	6,400	205
		29,457	Bassett Furniture Industries, Inc.	1,500	43
			Blount International, Inc.(Æ)	7,928	102
Materials and Processing - 6.5%			Booz Allen Hamilton Holding Corp. Class A	2,000	58
A Schulman, Inc.	8,366	403	Brady Corp. Class A	1,356	38
AAON, Inc.	49,285	1,210	Briggs & Stratton Corp.	43,733	898
Aceto Corp.	41,290	909	CAI International, Inc.(Æ)	2,900	71
Advanced Drainage Systems, Inc.	13,284	398	CDI Corp.	8,500	119
Balchem Corp.	13,898	770	Celadon Group, Inc.	28,100	765
Bemis Co., Inc.	1,200	56	Clarcor, Inc.	15,577	1,029
Cabot Corp.	1,586	71	Columbus McKinnon Corp.	38,739	1,044
Commercial Metals Co.	27,831	450	Compass Diversified Holdings	58,202	994
Compass Minerals International, Inc.	4,899	457	CoStar Group, Inc.(Æ)	4,767	943
Cytec Industries, Inc.	2,200	119	Crane Co.	7,074	441
Domtar Corp.	755	35	CTPartners Executive Search, Inc.(Æ)	24,606	123
FutureFuel Corp.	15,100	155	Curtiss-Wright Corp.	4,800	355
Globe Specialty Metals, Inc.	35,263	667	Deluxe Corp.	5,747	399
Graphic Packaging Holding Co.	19,526	283	Ducommun, Inc.(Æ)	15,281	396
Greif, Inc. Class A	15,980	627	EMCOR Group, Inc.	11,990	557
Haynes International, Inc.	12,164	543	EnerSys	17,355	1,115
Innospec, Inc.	7,500	348	Engility Holdings, Inc.	18,021	541
Insteel Industries, Inc.	8,833	192	Ennis, Inc.	30,776	435
Interface, Inc. Class A	22,553	469	Faro Technologies, Inc.(Æ)	11,975	744
Koppers Holdings, Inc.	12,281	242	Forward Air Corp.	5,878	319
Kraton Performance Polymers, Inc.(Æ)	14,800	299	Global Power Equipment Group, Inc.	1,600	21
Kronos Worldwide, Inc.	57,043	721	GP Strategies Corp.(Æ)	19,574	725
Landec Corp.(Æ)	20,557	286	Graham Corp.	4,100	99
LB Foster Co. Class A	4,100	195	Granite Construction, Inc.	42,110	1,479
Minerals Technologies, Inc.	6,636	485	Greenbrier Cos., Inc.(Ñ)	19,627	1,138
Neenah Paper, Inc.	184	12	Hardinge, Inc.	2,100	24
NN, Inc.	23,962	600	Harsco Corp.	34,760	600
Noranda Aluminum Holding Corp.	11,000	33	Healthcare Services Group, Inc.	22,064	709
OM Group, Inc.	29,552	888	Herman Miller, Inc.	31,639	878
Omnova Solutions, Inc.(Æ)	58,100	496	Hudson Technologies, Inc.(Æ)	59,872	250
Patrick Industries, Inc.(Æ)	16,987	1,057	Huntington Ingalls Industries, Inc.	500	70
PGT, Inc.(Æ)	33,050	369	Icad, Inc.(Æ)	22,800	218
Quaker Chemical Corp.	2,417	207	Insperity, Inc.	4,000	209
Resolute Forest Products, Inc.(Æ)	2,667	46	Itron, Inc.(Æ)	7,900	288
Simpson Manufacturing Co., Inc.	25,323	947	Jason Industries, Inc.(Æ)(Ñ)	18,790	133
Stepan Co.	9,240	384	Kadant, Inc.	466	25
Universal Stainless & Alloy Products, Inc.(Æ)	22,019	577	Kimball International, Inc. Class B	1,300	14
Valspar Corp.	1,100	92	Knight Transportation, Inc.	15,500	500
			Knoll, Inc.	10,787	252
			Lexmark International, Inc. Class A	1,048	44

See accompanying notes which are an integral part of this quarterly report.

10 Aggressive Equity Fund

Russell Investment Funds Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Marten Transport, Ltd.	11,771	273	CEVA, Inc.(Æ)	28,670	612
Matson, Inc.	13,100	553	Coherent, Inc.(Æ)	5,600	364
MAXIMUS, Inc.	29,588	1,975	Cohu, Inc.	51,431	563
McGrath RentCorp	14,979	493	Computer Task Group, Inc.	3,100	23
Mesa Laboratories, Inc.	10,067	727	comScore, Inc.(Æ)	10,664	546
Mistras Group, Inc.(Æ)	8,300	160	Comtech Telecommunications Corp.	4,316	125
Mobile Mini, Inc.	8,200	350	CSG Systems International, Inc.	10,848	330
Modine Manufacturing Co.(Æ)	14,300	193	CYREN, Ltd.(Æ)	75,200	228
Moog, Inc. Class A(Æ)	3,559	267	Datalink Corp.(Æ)	3,400	41
MSA Safety, Inc.	4,400	220	Demand Media, Inc.(Æ)	1,400	8
MYR Group, Inc.(Æ)	6,424	201	Diebold, Inc.	32,085	1,137
Old Dominion Freight Line, Inc.(Æ)	8,721	674	DTS, Inc.(Æ)	1,400	48
Orion Marine Group, Inc.(Æ)	10,975	97	Electro Scientific Industries, Inc.	44,271	273
Primoris Services Corp.	8,400	144	Ellie Mae, Inc.(Æ)	35,378	1,956
Proto Labs, Inc.(Æ)	32,360	2,266	EMCORE Corp.(Æ)	10,200	55
Quad/Graphics, Inc.	15,475	355	Entropic Communications, Inc.(Æ)	28,500	84
Radiant Logistics, Inc.(Æ)	32,100	166	Envestnet, Inc.(Æ)	26,195	1,468
Raven Industries, Inc.	27,230	557	Exa Corp.(Æ)	23,650	281
Regal-Beloit Corp.	14,890	1,190	Fleetmatics Group PLC(Æ)(Ñ)	22,371	1,002
Resources Connection, Inc.	4,815	84	FormFactor, Inc.(Æ)	24,795	219
Rollins, Inc.	24,681	610	Glu Mobile, Inc.(Æ)(Ñ)	70,299	352
RPX Corp. Class A(Æ)	7,200	104	GSI Group, Inc.(Æ)	28,211	376
Saia, Inc.(Æ)	15,632	692	Harmonic, Inc.(Æ)	59,496	441
SkyWest, Inc.	7,100	104	Insight Enterprises, Inc.(Æ)	6,371	182
Spartan Motors, Inc.	5,600	28	Interactive Intelligence Group, Inc.(Æ)(Ñ)	15,120	623
Sun Hydraulics Corp.	35,782	1,480	Intersil Corp. Class A	21,900	314
Teledyne Technologies, Inc.(Æ)	7,179	766	InvenSense, Inc. Class A(Æ)(Ñ)	56,850	865
TeleTech Holdings, Inc.	5,674	144	Ixia(Æ)	8,000	97
Tetra Tech, Inc.	28,621	687	Jive Software, Inc.(Æ)	1,000	5
Tidewater, Inc.(Ñ)	32,640	625	Kemet Corp.(Æ)	14,000	58
Toro Co. (The)	2,321	162	KEYW Holding Corp. (The)(Æ)(Ñ)	31,364	258
Tsakos Energy Navigation, Ltd.	4,110	34	Kulicke & Soffa Industries, Inc.(Æ)	7,025	110
Tutor Perini Corp.(Æ)	14,627	341	Limelight Networks, Inc.(Æ)	12,234	44
Vishay Precision Group, Inc.(Æ)	24,550	391	ManTech International Corp. Class A	15,206	516
Wabash National Corp.(Æ)	65,646	926	Mentor Graphics Corp.	10,450	251
WageWorks, Inc.(Æ)	16,760	894	Micrel, Inc.	60,300	910
Watts Water Technologies, Inc. Class A	1,297	72	NeoPhotonics Corp.(Æ)	7,800	53
Werner Enterprises, Inc.	16,900	531	NIC, Inc.	46,800	827
Woodward, Inc.	11,842	604	NVE Corp.	6,556	452
		44,340	Oclaro, Inc.(Æ)	14,900	30
			ON Semiconductor Corp.(Æ)	8,400	102
Technology - 15.7%			PC Connection, Inc.	6,529	171
Acacia Research Corp.(Ñ)	102,915	1,100	Photronics, Inc.(Æ)	9,974	85
ACI Worldwide, Inc.(Æ)	42,930	930	Plexus Corp.(Æ)	1,465	60
ADTRAN, Inc.	50,008	934	PMC-Sierra, Inc.(Æ)	57,300	532
Alpha & Omega Semiconductor, Ltd.(Æ)	7,800	69	Polycom, Inc.(Æ)	42,286	567
Amkor Technology, Inc.(Æ)	10,300	91	Progress Software Corp.(Æ)	19,982	543
Anixter International, Inc.(Æ)	2,234	170	Pros Holdings, Inc.(Æ)	25,160	622
Aruba Networks, Inc.(Æ)	21,890	536	QLogic Corp.(Æ)	29,248	431
Aspen Technology, Inc.(Æ)	10,051	387	Quantum Corp.(Æ)	40,400	65
Aviat Networks, Inc.(Æ)	17,800	21	Rofin-Sinar Technologies, Inc.(Æ)	1,000	24
Avid Technology, Inc.(Æ)	16,400	244	Rogers Corp.(Æ)	5,000	411
Bel Fuse, Inc. Class B	3,000	57	Ruckus Wireless, Inc.(Æ)	56,540	728
Benchmark Electronics, Inc.(Æ)	16,567	398	Rudolph Technologies, Inc.(Æ)	18,300	201
Blackbaud, Inc.	22,805	1,081	Sanmina Corp.(Æ)	13,896	337
Bottomline Technologies de, Inc.(Æ)	30,280	829	Sapiens International Corp. NV(Æ)	23,245	191
CACI International, Inc. Class A(Æ)	2,400	216	SciQuest, Inc.(Æ)	28,475	482
Calix, Inc.(Æ)	17,000	143	ShoreTel, Inc.(Æ)	6,100	42
Carbonite, Inc.(Æ)	2,900	42	Sigma Designs, Inc.(Æ)	14,400	116

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 11

Russell Investment Funds Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($) or		Value	Amount ($) or	Value
	Shares		$	Shares	$
Silicon Laboratories, Inc.(Æ)	32,240		1,636
Sparton Corp.(Æ)	20,185		495	Other Assets and Liabilities, Net
SPS Commerce, Inc.(Æ)	24,869		1,668	- (4.8%)	(12,148)
Stratasys, Ltd.(Æ)(Ñ)	4,680		247	Net Assets - 100.0%	253,118
Support.com, Inc.(Æ)	17,005		27
Synaptics, Inc.(Æ)	6,000		488
Synchronoss Technologies, Inc.(Æ)	15,447		733
Synopsys, Inc.(Æ)	7,407		343
Syntel, Inc.(Æ)	2,508		129
Take-Two Interactive Software, Inc.(Æ)	17,523		446
TeleNav, Inc.(Æ)	13,317		105
TESSCO Technologies, Inc.	19,571		482
Tessera Technologies, Inc.	14,035		566
Towerstream Corp.(Æ)(Ñ)	91,722		198
Tyler Technologies, Inc.(Æ)	20,670		2,490
United Online, Inc.(Æ)	9,800		156
Vishay Intertechnology, Inc.	5,183		72
Xcerra Corp.(Æ)	24,493		218
Xplore Technologies Corp.(Æ)	25,630		163
Zhone Technologies, Inc.(Æ)	4,500		6
Zynga, Inc. Class A(Æ)	22,500		64
			39,817

Utilities - 0.9%
Artesian Resources Corp. Class A	268		6
Atmos Energy Corp.	1,900		105
Earthstone Energy, Inc.(Æ)	900		21
IDT Corp. Class B	2,383		42
Intelsat SA(Æ)	3,800		46
Laclede Group, Inc. (The)	4,848		248
New Jersey Resources Corp.	14,594		453
PNM Resources, Inc.	7,428		217
Portland General Electric Co.	3,000		111
Southwest Gas Corp.	11,313		659
UIL Holdings Corp.	519		27
Unitil Corp.	7,285		253
			2,188

Total Common Stocks
(cost $203,776)			241,328

Investments in Other Funds - 0.4%
Financial Services - 0.4%
iShares Russell 2000 ETF	7,330		911
Total Investments in Other Funds
(cost $897)			911

Short-Term Investments - 3.8%
Russell U.S. Cash Management Fund	9,547,790	(8)	9,548
Total Short-Term Investments
(cost $9,548)			9,548

Other Securities - 5.3%
Russell U.S. Cash Collateral Fund(×)	13,478,972	(8)	13,479
Total Other Securities
(cost $13,479)			13,479

Total Investments 104.8%
(identified cost $227,700)			265,266

See accompanying notes which are an integral part of this quarterly report.

12 Aggressive Equity Fund

Russell Investment Funds Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit		(000)	(000)
Securities	Date	or shares	$		$	$
0.0%
JER Investment Trust, Inc.	05/27/04	1,771	82.03		145	—
						—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
	Number of	Notional	Expiration		(Depreciation)
	Contracts	Amount	Date			$
Long Positions
Russell 2000 Mini Index Futures	88	USD	10,990	06/15		166
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						166

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$38,217	$—		$—		$38,217
Consumer Staples	7,707	—		—		7,707
Energy	9,116	—		—		9,116
Financial Services	54,102	—		—		54,102
Health Care	29,457	—		—		29,457
Materials and Processing	16,384	—		—		16,384
Producer Durables	44,340	—		—		44,340
Technology	39,817	—		—		39,817
Utilities	2,188	—		—		2,188
Investments in Other Funds	911	—		—		911
Short-Term Investments	—	9,548		—		9,548
Other Securities	—	13,479		—		13,479
Total Investments	242,239	23,027		—		265,266

Other Financial Instruments
Futures Contracts	166	—		—		166
Total Other Financial Instruments*	$166	$—		$—		$166

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 13

Russell Investment Funds Non-U.S. Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.1%			Cenovus Energy, Inc.	1,140	19
Australia - 0.9%			Crescent Point Energy Corp.	1,329	30
Amcor, Ltd. Class A	3,666	39	Enbridge, Inc.	1,690	81
Australia & New Zealand Banking			Husky Energy, Inc.	900	18
Group, Ltd. - ADR	7,688	214	Imperial Oil, Ltd.	749	30
BHP Billiton, Ltd. - ADR	9,687	226	Loblaw Cos., Ltd.	16,641	814
Brambles, Ltd.	4,724	41	Magna International, Inc. Class A	978	52
Commonwealth Bank of Australia - ADR	4,887	347	National Bank of Canada	929	34
CSL, Ltd.	1,448	101	Pembina Pipeline Corp.	1,009	32
Insurance Australia Group, Ltd.	6,812	32	Power Corp. of Canada	1,080	29
Macquarie Group, Ltd.	19,957	1,161	Rogers Communications, Inc. Class B	1,103	37
National Australia Bank, Ltd. - ADR	6,372	187	Royal Bank of Canada - GDR	3,578	215
Orica, Ltd.	26,175	397	Shaw Communications, Inc. Class B	1,091	24
Origin Energy, Ltd.	2,247	19	Suncor Energy, Inc.	39,258	1,147
Santos, Ltd.	2,837	15	Toronto Dominion Bank	5,559	238
Scentre Group(Æ)(ö)	15,954	45	TransCanada Corp.	2,123	91
Suncorp Group, Ltd.	3,547	36	Valeant Pharmaceuticals International,
Telstra Corp., Ltd.	13,196	63	Inc.(Æ)	3,757	746
Wesfarmers, Ltd.	3,375	113			10,183
Westfield Corp.(Æ)(ö)	6,329	46
Westpac Banking Corp.	8,627	258	Cayman Islands - 0.6%
Woodside Petroleum, Ltd.	1,874	49	Alibaba Group Holding, Ltd. - ADR(Æ)	9,887	823
Woolworths, Ltd.	3,781	85	Baidu, Inc. - ADR(Æ)	4,444	926
		3,474	NetEase, Inc. - ADR	7,134	751
					2,500
Austria - 0.4%
Erste Group Bank AG	61,500	1,515	Czech Republic - 0.3%
			CEZ AS	39,975	979
Belgium - 0.7%
Anheuser-Busch InBev NV	11,248	1,376	Denmark - 1.8%
KBC Groep NV	20,173	1,248	AP Moeller - Maersk A/S Class A	11	22
		2,624	AP Moeller - Maersk A/S Class B	20	42
			Carlsberg A/S Class B(Æ)	7,679	634
Bermuda - 0.3%			Coloplast A/S Class B	303	23
Li & Fung, Ltd.	910,000	888	Danske Bank A/S	118,801	3,136
PartnerRe, Ltd.	3,625	414	Novo Nordisk A/S Class B	29,980	1,604
		1,302	Novozymes A/S Class B	706	32
			TDC A/S	214,200	1,534
Brazil - 0.6%					7,027
Embraer SA - ADR(Ñ)	53,200	1,636
Itau Unibanco Holding SA - ADR	47,897	530	Finland - 0.4%
Kroton Educacional SA	16,400	53	Fortum OYJ	1,231	26
		2,219	Kone OYJ Class B	1,057	47
			Sampo Oyj Class A	27,957	1,412
Canada - 2.6%					1,485
Alimentation Couche-Tard, Inc. Class B	38,915	1,551
ARC Resources, Ltd.	1,013	17	France - 9.1%
Bank of Montreal	1,931	116	Air Liquide SA Class A	16,932	2,178
Bank of Nova Scotia (The)	3,664	184	Bouygues SA - ADR	42,875	1,684
BCE, Inc.	1,208	51	Bureau Veritas SA	23,068	496
Brookfield Asset Management, Inc. Class			Capital Gemini SA	25,699	2,110
A(Æ)	33,826	1,813	Casino Guichard Perrachon SA(Æ)	4,000	354
Brookfield Asset Management, Inc.			Christian Dior SE	139	26
Class A	1,455	78	Credit Agricole SA	72,043	1,059
Canadian Imperial Bank of Commerce(Þ)	822	60	Danone SA	30,985	2,085
Canadian National Railway Co.(Æ)(Þ)	35,052	2,344	Dassault Systemes SA	7,636	517
Canadian National Railway Co.	2,225	149	Essilor International SA	628	72
Canadian Natural Resources, Ltd.	3,284	101	Faurecia	32,155	1,407
Canadian Oil Sands, Ltd.	1,404	11	GDF Suez	53,459	1,058
Canadian Pacific Railway, Ltd.	390	71	Hermes International	560	198

See accompanying notes which are an integral part of this quarterly report.

14 Non-U.S. Fund

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Legrand SA - ADR	19,323	1,041	Sun Hung Kai Properties, Ltd.	2,000	31
L'Oreal SA	649	119	Tencent Holdings, Ltd.(Æ)	67,000	1,267
LVMH Moet Hennessy Louis Vuitton					9,677
SE - ADR	11,379	2,008
Natixis SA	66,883	499	Hungary - 0.2%
Pernod Ricard SA	18,028	2,127	OTP Bank PLC	46,650	885
Publicis Groupe SA - ADR	15,728	1,215
Rallye SA	39,685	1,489	India - 1.4%
Safran SA	685	48	HDFC Bank, Ltd. - ADR	37,525	2,210
Sanofi - ADR	42,170	4,150	Housing Development Finance Corp.,
Schneider Electric SE	49,542	3,854	Ltd.	62,497	1,314
Sodexo SA	278	27	Reliance Industries, Ltd.	27,811	367
Total SA(Ñ)	63,228	3,146	Tata Motors, Ltd. - ADR	30,011	1,352
Unibail-Rodamco SE(ö)	137	37			5,243

Valeo SA	6,061	906	Indonesia - 0.5%
Vallourec SA	52,544	1,284	Bank Rakyat Indonesia Persero Tbk PT	1,414,300	1,434
Vinci SA	1,672	96	Telekomunikasi Indonesia Persero Tbk
Vivendi SA - ADR	1,803	45	PT	1,567,100	346
		35,335			1,780

Germany - 7.6%			Ireland - 1.1%
Adidas AG	629	50	CRH PLC	82,300	2,135
Allianz SE	630	109	Kerry Group PLC Class A	384	26
BASF SE	2,397	239	Ryanair Holdings PLC - ADR(Æ)	17,602	1,175
Bayer AG	28,550	4,289	XL Group PLC Class A	25,200	927
Bayerische Motoren Werke AG	10,506	1,315			4,263
Beiersdorf AG(Æ)	18,248	1,587
Bidvest Group, Ltd.(Æ)	33,980	921	Israel - 1.5%
Continental AG	9,837	2,330	Check Point Software Technologies, Ltd.
Daimler AG(Ñ)	33,800	3,255	(Æ)	17,759	1,456
Deutsche Boerse AG	47,058	3,849	Teva Pharmaceutical Industries, Ltd.
Deutsche Post AG	2,627	82	- ADR	66,177	4,122
Fresenius Medical Care AG & Co. KGaA	626	52	Teva Pharmaceutical Industries, Ltd.	1,380	86
Fresenius SE & Co. KGaA	1,091	65			5,664
Henkel AG & Co. KGaA	331	34
Linde AG	10,232	2,086	Italy - 1.8%
Merck KGaA	16,834	1,889	Enel SpA	275,900	1,243
MTU Aero Engines AG	4,237	416	ENI SpA - ADR	155,444	2,690
Muenchener Rueckversicherungs-			Intesa Sanpaolo SpA	498,957	1,694
Gesellschaft AG in Muenchen	504	109	Snam Rete Gas SpA	6,035	29
ProSiebenSat.1 Media AG	24,658	1,212	Telecom Italia SpA(Æ)	964,950	1,131
Rational AG	1,216	408			6,787
SAP SE - ADR	25,573	1,857
Siemens AG	14,999	1,624	Japan - 13.7%
Volkswagen AG	6,866	1,772	Amada Co., Ltd.	96,000	923
		29,550	Asahi Group Holdings, Ltd.	1,100	35
			Astellas Pharma, Inc.	102,900	1,687
Hong Kong - 2.5%			Canon, Inc.	62,800	2,222
AIA Group, Ltd.	534,400	3,349	Dai-ichi Life Insurance Co., Ltd. (The)
China Mobile, Ltd.	124,000	1,616	(Æ)	47,150	685
China Overseas Land & Investment, Ltd.	246,000	796	Daikin Industries, Ltd.	21,600	1,447
CK Hutchison Holdings Ltd	3,000	61	Daito Trust Construction Co., Ltd.	5,900	660
CLP Holdings, Ltd.	5,500	48	Denso Corp.	45,300	2,068
Global Brands Group Holdings, Ltd.(Æ)	2,420,000	473	Eisai Co., Ltd.	700	50
Guangdong Investment, Ltd.	553,700	725	FANUC Corp.	13,400	2,928
Hang Seng Bank, Ltd.	2,200	40	Fuji Electric Co., Ltd.	428,000	2,022
Hong Kong & China Gas Co., Ltd.	18,360	42	Fuji Heavy Industries, Ltd.	38,600	1,283
Lenovo Group, Ltd.	786,000	1,145	Fujitsu, Ltd.	89,000	607
Link REIT (The)(ö)	7,000	43	Hitachi, Ltd.	277,000	1,894
Power Assets Holdings, Ltd.	4,000	41	Honda Motor Co., Ltd.	129,300	4,203

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 15

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hoya Corp.	85,800	3,442	Unilever NV	25,655	1,073
Iida Group Holdings(Æ)	61,800	769			26,123
Inpex Corp.	84,400	931
Isuzu Motors, Ltd.	58,500	778	Norway - 0.3%
ITOCHU Corp.	101,100	1,096	Orkla ASA	163,800	1,238
Japan Tobacco, Inc.	32,600	1,030	Statoil ASA Class N	3,152	56
Kao Corp.	31,000	1,548	TE Connectivity, Ltd.	2,114	43
KDDI Corp.	39,300	890			1,337
Keyence Corp.	2,600	1,421
Kyocera Corp.	20,300	1,114	Russia - 0.4%
Mabuchi Motor Co., Ltd.	31,500	1,671	Gazprom OAO - ADR(Æ)	243,440	1,147
Mitsubishi Corp.	2,500	50	Sberbank of Russia - ADR	49,836	219
Mitsubishi UFJ Financial Group, Inc.	156,700	970			1,366

MS&AD Insurance Group Holdings, Inc.	17,700	497	Singapore - 1.7%
Murata Manufacturing Co., Ltd.	9,700	1,336	DBS Group Holdings, Ltd.	113,400	1,678
Nippon Telegraph & Telephone Corp.	1,100	68	Jardine Cycle & Carriage, Ltd.	73,100	2,185
Nitori Holdings Co., Ltd.	12,300	834	Keppel Corp., Ltd. - ADR	4,300	28
NTT DOCOMO, Inc.	58,400	1,014	Oversea-Chinese Banking Corp., Ltd.	7,875	61
ORIX Corp.(Æ)	91,100	1,281	Singapore Telecommunications, Ltd.	170,500	543
Secom Co., Ltd.	600	40	United Overseas Bank, Ltd.	120,200	2,012
Seven & i Holdings Co., Ltd.	1,400	59			6,507
Shin-Etsu Chemical Co., Ltd.	24,477	1,599
SMC Corp.	3,600	1,074	South Africa - 0.4%
Sompo Japan Nipponkoa Holdings, Inc.	14,700	457	Aspen Pharmacare Holdings, Ltd.(Æ)	12,031	381
Sumitomo Corp.	134,900	1,445	Discovery Holdings, Ltd.	117,017	1,204
Sumitomo Mitsui Financial Group, Inc.	50,200	1,924			1,585
Takeda Pharmaceutical Co., Ltd.	2,100	105
Terumo Corp.	42,600	1,124	South Korea - 1.0%
Tokyo Gas Co., Ltd.	6,000	38	Hana Financial Group, Inc.	31,865	824
Toyota Motor Corp.	14,500	1,012	Hankook Tire Co., Ltd.	22,000	897
Trend Micro, Inc.	26,100	861	Samsung Electronics Co., Ltd.	731	948
		53,192	Shinhan Financial Group Co., Ltd.	27,671	1,043
					3,712
Jersey - 1.7%
Delphi Automotive PLC	11,873	947	Spain - 1.3%
Experian PLC	3,032	50	Amadeus IT Holding SA Class A	51,865	2,224
Wolseley PLC - ADR	12,213	722	Banco Santander SA - ADR	273,575	2,057
WPP PLC	218,815	4,963	Iberdrola SA	8,470	55
		6,682	Inditex SA(Æ)	3,830	123
			Indra Sistemas SA	40,975	481
Luxembourg - 0.0%			Telefonica SA - ADR(Æ)	2,503	36
SES SA	885	31			4,976
Tenaris SA	1,276	18
		49	Sweden - 1.3%
			Assa Abloy AB Class B	1,058	63
Netherlands - 6.7%			Atlas Copco AB Class A	44,056	1,426
Aegon NV	271,700	2,146	Atlas Copco AB Class B	1,172	35
Akzo Nobel NV	27,885	2,111	Electrolux AB(Æ)	17,895	513
CNH Industrial NV	109,500	896	Hennes & Mauritz AB Class B	34,292	1,389
Delta Lloyd NV	101,700	1,912	Hexagon AB Class B	35,289	1,255
Heineken NV	8,739	668	Nordea Bank AB(Ñ)	4,647	57
ING Groep NV(Æ)	453,386	6,651	Sandvik AB	16,900	189
Koninklijke Ahold NV(Æ)	2,010	40	Svenska Cellulosa AB SCA Class B	1,856	43
Koninklijke KPN NV	510,450	1,727	Svenska Handelsbanken AB Class A	1,445	65
Koninklijke Philips NV	122,122	3,469	Telefonaktiebolaget LM Ericsson Class B	7,416	93
NN Group NV(Æ)	38,535	1,090	TeliaSonera AB	6,712	43
NXP Semiconductors NV(Æ)	10,403	1,044			5,171
Randstad Holding NV(Æ)	33,130	2,011
Reed Elsevier NV(Æ)	2,012	50	Switzerland - 10.0%
STMicroelectronics NV	132,500	1,235	ABB, Ltd.(Æ)	101,507	2,153

See accompanying notes which are an integral part of this quarterly report.
16 Non-U.S. Fund

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ABB, Ltd. - ADR(Æ)	26,100	553	Centrica PLC	15,062	56
ACE, Ltd.	8,750	976	Compass Group PLC(Æ)	285,295	4,955
Actelion, Ltd.(Æ)	11,127	1,288	Dairy Crest Group PLC	168,809	1,107
Cie Financiere Richemont SA	1,503	121	Diageo PLC	55,574	1,532
Credit Suisse Group AG(Æ)	126,162	3,397	DS Smith PLC Class F	499,250	2,554
GAM Holding AG(Æ)	25,726	533	Ensco PLC Class A	537	11
Geberit AG	3,384	1,270	GlaxoSmithKline PLC - ADR	152,339	3,489
Givaudan SA(Æ)	28	51	Hays PLC	73,950	167
Helvetia Holding AG	800	430	HSBC Holdings PLC	397,828	3,386
Julius Baer Group, Ltd.(Æ)	21,776	1,092	IG Group Holdings PLC	74,716	785
Kuehne & Nagel International AG	2,737	407	Imperial Tobacco Group PLC	111,300	4,887
Nestle SA	63,622	4,803	Intercontinental Hotels Group PLC(Æ)	26,461	1,033
Novartis AG	71,234	7,044	Johnson Matthey PLC	501	25
OC Oerlikon Corp. AG(Æ)	92,800	1,076	Kingfisher PLC	336,853	1,901
Partners Group Holding AG	4,207	1,254	Land Securities Group PLC(ö)	2,136	40
Roche Holding AG	14,752	4,068	National Grid PLC	146,494	1,873
SGS SA	16	31	Next PLC	473	49
Sonova Holding AG	4,814	668	Prudential PLC	99,792	2,470
Swatch Group AG (The) Class B	89	38	Reckitt Benckiser Group PLC	40,368	3,459
Swiss Life Holding AG(Æ)	6,900	1,707	Reed Elsevier PLC	88,669	1,523
Swisscom AG	68	39	Rio Tinto PLC(Æ)	45,388	1,854
Syngenta AG	274	93	Rolls-Royce Holdings PLC(Æ)	202,290	2,855
TE Connectivity, Ltd.	977	70	Royal Bank of Scotland Group PLC(Æ)	247,670	1,246
UBS Group AG(Æ)	181,826	3,412	Royal Dutch Shell PLC Class A	171,025	5,108
Zurich Insurance Group AG(Æ)	6,498	2,201	Royal Dutch Shell PLC Class B	7,328	228
		38,775	RSA Insurance Group PLC(Æ)	108,606	677
			SABMiller PLC - ADR	2,845	149
Taiwan - 1.6%			Scottish & Southern Energy PLC	1,077	24
Compal Electronics, Inc.	854,000	709	Shire PLC - ADR(Æ)	1,764	140
Hon Hai Precision Industry Co., Ltd.	497,594	1,454	Sky PLC	94,100	1,385
MediaTek, Inc.	51,000	689	Smith & Nephew PLC	2,723	46
Taiwan Semiconductor Manufacturing			Smiths Group PLC	55,010	911
Co., Ltd. - ADR	92,860	2,181	St. James's Place PLC	83,662	1,158
Teco Electric and Machinery Co., Ltd.	1,221,900	1,162	Standard Chartered PLC	62,191	1,007
		6,195	Tesco PLC	21,949	79
			Travis Perkins PLC	82,850	2,393
Thailand - 0.6%			Unilever PLC	3,921	164
Bangkok Bank PCL	111,000	633	United Utilities Group PLC	1,806	25
Charoen Pokphand Foods PCL	2,012,700	1,390	Vodafone Group PLC	691,086	2,259
Kasikornbank PCL	45,300	320	Whitbread PLC	517	40
		2,343			68,523

United Kingdom - 17.7%			United States - 1.4%
Amec Foster Wheeler PLC - GDR	29,900	401	Autoliv, Inc.	246	29
ARM Holdings PLC	32,221	528	Individual, Inc.(Æ)	1,930	5
Associated British Foods PLC	1,094	46	Joy Global, Inc.	28,400	1,113
AstraZeneca PLC - ADR(Æ)	22,972	1,575	NCR Corp.(Æ)	5,504	162
Aviva PLC	135,361	1,084	News Corp. Class A(Æ)	76,275	1,221
Babcock International Group PLC	1,451	21	News Corp. Class B(Æ)	35,235	559
BAE Systems PLC	5,304	41	Philip Morris International, Inc.	9,800	738
Barclays PLC	935,238	3,355	Yum! Brands, Inc.	22,612	1,781
BG Group PLC	127,819	1,570			5,608
BHP Billiton PLC	1,957	42
BP PLC	346,029	2,236	Total Common Stocks
British American Tobacco PLC	5,626	291	(cost $303,218)		364,636
British Land Co. PLC (The)(ö)	2,787	34
BT Group PLC	25,316	164
Bunzl PLC	965	26
Burberry Group PLC	1,029	26	Preferred Stocks - 0.1%
Capita PLC	1,986	33

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 17

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Brazil - 0.1%
Usinas Siderurgicas de Minas Gerais
SA(Æ)	256,175		399

Germany - 0.0%
Henkel AG & Co. KGaA	519		61

United Kingdom - 0.0%
Rolls Royce Group PLC C Shares(Æ)	412,920		1

Total Preferred Stocks
(cost $1,032)			461

Warrants & Rights - 0.0%
South Africa - 0.0%
Discovery, Ltd.(Æ)
2015 Rights	10,984		32

Spain - 0.0%
Telefonica SA - ADR(Æ)
2015 Rights	2,503		—

Total Warrants & Rights
(cost $—)			32

Short -Term Investments - 5.1%
United States - 5.1%
Russell U.S. Cash Management Fund	19,817,119	(8)	19,817
Total Short-Term Investments
(cost $19,817)			19,817

Other Securities - 1.2%
Russell U.S. Cash Collateral Fund(×)	4,512,927	(8)	4,513
Total Other Securities
(cost $4,513)			4,513

Total Investments 100.5%
(identified cost $328,580)			389,459

Other Assets and Liabilities, Net
- (0.5%)			(1,746)
Net Assets - 100.0%			387,713

See accompanying notes which are an integral part of this quarterly report.

18 Non-U.S. Fund

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of		Notional		Expiration	(Depreciation)
			Contracts		Amount		Date	$
Long Positions
CAC40 Index Futures				48	EUR	2,417	04/15	11
DAX Index Futures				8	EUR	2,402	06/15	7
EURO STOXX 50 Index Futures				123	EUR	4,466	06/15	25
FTSE 100 Index Futures				38	GBP	2,556	06/15	(34)
Hang Seng Index Futures				5	HKD	6,237	04/15	15
NIKKEI Index Futures				144	JPY	1,383,840	06/15	443
S&P/TSX 60 Index Futures				14	CAD	2,423	06/15	8
SPI 200 Index Futures				14	AUD	2,060	06/15	14
TOPIX Index Futures				36	JPY	555,660	06/15	48
Short Positions
MSCI Emerging Markets Mini Index Futures				246	USD	11,960	06/15	(445)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								92

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Bank of America	USD		233		AUD	306	06/17/15	(1)
Bank of America	USD		387		CAD	493	06/17/15	2
Bank of America	USD		4		EUR	3	04/02/15	—
Bank of America	USD		21		EUR	20	04/02/15	—
Bank of America	USD		2,649		EUR	2,478	06/17/15	19
Bank of America	USD		3		GBP	2	04/02/15	—
Bank of America	USD		393		GBP	266	06/17/15	1
Bank of America	USD		87		HKD	672	06/17/15	—
Bank of America	USD		335		JPY	40,182	04/03/15	—
Bank of America	USD		816		JPY	98,451	06/17/15	6
Bank of America	USD		1,148		JPY	138,470	06/17/15	8
Bank of America	AUD		4		USD	3	04/07/15	—
Bank of America	AUD		100		USD	78	06/17/15	2
Bank of America	AUD		100		USD	76	06/17/15	—
Bank of America	CAD		100		USD	80	06/17/15	1
Bank of America	CAD		100		USD	79	06/17/15	—
Bank of America	CAD		100		USD	79	06/17/15	—
Bank of America	DKK		5		USD	1	04/07/15	—
Bank of America	EUR		100		USD	109	06/17/15	3
Bank of America	EUR		150		USD	164	06/17/15	4
Bank of America	EUR		150		USD	161	06/17/15	—
Bank of America	EUR		200		USD	219	06/17/15	4
Bank of America	GBP		50		USD	74	06/17/15	1
Bank of America	GBP		100		USD	149	06/17/15	1
Bank of America	GBP		100		USD	148	06/17/15	—
Bank of America	HKD		500		USD	64	06/17/15	—
Bank of America	JPY		10,000		USD	84	06/17/15	—
Bank of America	JPY		10,000		USD	84	06/17/15	—
Bank of America	JPY		20,000		USD	167	06/17/15	—
Bank of America	JPY		20,000		USD	168	06/17/15	1
Bank of New York	AUD		100		USD	78	06/17/15	2
Bank of New York	CAD		100		USD	80	06/17/15	1
Bank of New York	EUR		200		USD	220	06/17/15	9
Bank of New York	GBP		100		USD	149	06/17/15	—
Bank of New York	JPY		20,000		USD	168	06/17/15	1
Citigroup	USD		321		EUR	300	06/17/15	1
Citigroup	USD		83		JPY	10,000	06/17/15	1
Commonwealth Bank of Australia	USD		240		HKD	1,860	06/17/15	—
HSBC	USD		573		AUD	750	06/17/15	(4)
HSBC	USD		786		CAD	1,000	06/17/15	3

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 19

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
Counterparty			Sold		Bought	Settlement Date	$
HSBC		USD	3,929	EUR	3,700	06/17/15	53
HSBC		USD	1,560	GBP	1,050	06/17/15	(3)
HSBC		USD	347	HKD	2,700	06/17/15	1
HSBC		USD	1,732	JPY	210,000	06/17/15	20
JPMorgan Chase		USD	410	JPY	48,835	04/01/15	(3)
Morgan Stanley		USD	93	EUR	86	04/01/15	(1)
Morgan Stanley		USD	66	GBP	45	04/01/15	—
Morgan Stanley		USD	50	JPY	5,940	04/01/15	—
Morgan Stanley		USD	222	JPY	26,640	04/01/15	—
Morgan Stanley		AUD	12	USD	9	04/01/15	—
Morgan Stanley		CAD	3	USD	2	04/01/15	—
Morgan Stanley		HKD	23	USD	3	04/01/15	—
Standard Chartered		USD	240	HKD	1,860	06/17/15	—
State Street		USD	13	AUD	16	04/02/15	—
State Street		USD	143	AUD	187	04/02/15	(1)
State Street		USD	76	AUD	100	06/17/15	—
State Street		USD	748	AUD	993	06/17/15	5
State Street		USD	12	CAD	15	04/01/15	—
State Street		USD	23	CAD	29	04/01/15	—
State Street		USD	98	CAD	124	04/01/15	—
State Street		USD	65	CAD	83	04/02/15	—
State Street		USD	999	CAD	1,275	06/17/15	7
State Street		USD	10	EUR	10	04/01/15	—
State Street		USD	211	EUR	200	06/17/15	4
State Street		USD	4,413	EUR	4,169	06/17/15	75
State Street		USD	149	GBP	100	06/17/15	(1)
State Street		USD	2,400	GBP	1,605	06/17/15	(19)
State Street		USD	48	JPY	5,768	04/01/15	—
State Street		USD	159	JPY	18,942	04/01/15	(1)
State Street		USD	7	JPY	817	04/02/15	—
State Street		USD	37	JPY	4,471	04/02/15	—
State Street		USD	82	JPY	10,000	06/17/15	1
State Street		USD	1,188	JPY	143,890	06/17/15	13
State Street		USD	35	THB	1,153	04/01/15	—
State Street		USD	30	THB	980	04/02/15	—
State Street		BRL	10	USD	3	04/01/15	—
State Street		BRL	13	USD	4	04/02/15	—
State Street		CAD	19	USD	15	04/01/15	—
State Street		CAD	26	USD	20	04/01/15	—
State Street		CAD	12	USD	9	04/02/15	—
State Street		CAD	14	USD	11	04/02/15	—
State Street		DKK	1	USD	—	04/01/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							216

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Common Stocks
Australia		$—		$3,474		$—	$3,474
Austria		—		1,515		—	1,515
Belgium		—		2,624		—	2,624
Bermuda		414		888		—	1,302
Brazil		2,219		—		—	2,219

See accompanying notes which are an integral part of this quarterly report.

20 Non-U.S. Fund

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Canada		10,183	—			—		10,183
Cayman Islands		2,500	—			—		2,500
Czech Republic		—	979			—		979
Denmark		—	7,027			—		7,027
Finland		—	1,485			—		1,485
France		—	35,335			—		35,335
Germany		—	29,550			—		29,550
Hong Kong		—	9,677			—		9,677
Hungary		—	885			—		885
India		3,562	1,681			—		5,243
Indonesia		—	1,780			—		1,780
Ireland		2,102	2,161			—		4,263
Israel		5,578	86			—		5,664
Italy		—	6,787			—		6,787
Japan		—	53,192			—		53,192
Jersey		947	5,735			—		6,682
Luxembourg		—	49			—		49
Netherlands		1,213	24,910			—		26,123
Norway		—	1,337			—		1,337
Russia		—	1,366			—		1,366
Singapore		—	6,507			—		6,507
South Africa		—	1,585			—		1,585
South Korea		—	3,712			—		3,712
Spain		—	4,976			—		4,976
Sweden		—	5,171			—		5,171
Switzerland		1,599	37,176			—		38,775
Taiwan		2,181	4,014			—		6,195
Thailand		—	2,343			—		2,343
United Kingdom		11	68,512			—		68,523
United States		5,603	5			—		5,608
Preferred Stocks		399	61			1		461
Warrants & Rights		—	32			—		32
Short-Term Investments		—	19,817			—		19,817
Other Securities		—	4,513			—		4,513
Total Investments		38,511	350,947			1		389,459

Other Financial Instruments
Futures Contracts		92	—			—		92
Foreign Currency Exchange Contracts		168	48			—		216
Total Other Financial Instruments*		$260	$48			$—		$308

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2015, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 21

Russell Investment Funds Core Bond Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Long-Term Investments - 79.6%			Series 2005-HE5 Class M3
Asset-Backed Securities - 9.6%			0.894% due 06/25/35 (Ê)	1,050	978
			Series 2006-HE5 Class A5
Access Group, Inc.			0.411% due 07/25/36 (Ê)	1,200	1,000
Series 2003-A Class A2
1.225% due 07/01/38 (Ê)	352	345	Babson CLO, Ltd.
Series 2006-1 Class B			1.713% due 07/20/25 (Ê)	470	470
0.712% due 08/25/37 (Ê)	92	84	Bank of The West Auto Trust
			Series 2014-1 Class A3
Ally Auto Receivables Trust			1.090% due 03/15/19 (Þ)	1,130	1,130
Series 2012-1 Class A4
1.210% due 07/15/16	339	339	Bayview Financial Acquisition Trust
			Series 2006-A Class 1A3
Series 2012-3 Class A3			5.865% due 02/28/41	190	196
0.850% due 08/15/16	739	740	Bear Stearns Asset Backed Securities
Series 2012-4 Class A3			Trust
0.590% due 01/17/17	1,000	1,001	0.668% due 06/25/35 (Ê)	502	499
Series 2012-5 Class A3			Betony CLO, Ltd.
0.620% due 03/15/17	1,883	1,883	Series 2015-1A Class A
Series 2013-1 Class A3			1.772% due 04/15/27 (Ê)(Þ)	460	460
0.630% due 05/15/17	787	787	Brazos Higher Education Authority, Inc.
Series 2014-1 Class A2			Series 2010-1 Class A2
0.480% due 02/15/17 (µ)	1,260	1,259	1.433% due 02/25/35 (Ê)	500	518
Series 2014-2 Class A2			Series 2011-2 Class A3
0.680% due 07/17/17	800	801	1.256% due 10/27/36 (Ê)	410	415
Ally Master Owner Trust			Capital Auto Receivables Asset Trust
Series 2010-2 Class A			Series 2013-3 Class A2
4.250% due 04/15/17 (Þ)	495	496	1.040% due 11/21/16	1,170	1,171
Series 2012-3 Class A1			CarFinance Capital Auto Trust
0.875% due 06/15/17 (Ê)	265	265	Series 2014-1A Class A
Series 2013-1 Class A2			1.460% due 12/17/18 (Þ)	700	698
1.000% due 02/15/18	835	837	CarMax Auto Owner Trust
Alm Loan Funding			Series 2013-1 Class A3
Series 2012-7A Class A1			0.600% due 10/16/17	995	995
1.677% due 10/19/24 (Ê)(Þ)	450	450	Series 2013-4 Class A2
American Express Credit Account			0.520% due 11/15/16	224	224
Master Trust			CCG Receivables Trust
Series 2012-2 Class A			Series 2013-1 Class A2
0.680% due 03/15/18	500	500	1.050% due 08/14/20 (Þ)	479	479
Series 2012-3 Class A			Series 2014-1 Class A2
0.325% due 03/15/18 (Ê)	225	225	1.060% due 11/15/21 (Þ)	404	404
American Homes 4 Rent Trust			CFC LLC
Series 2014-SFR2 Class A			Series 2013-1A Class A
3.786% due 10/17/36 (Þ)	581	605	1.650% due 07/17/17 (Þ)	38	38
American Money Management Corp.			Chase Issuance Trust
Series 2014-14A Class A1L			Series 2012-A3 Class A3
1.680% due 07/27/26 (µ)(ƒ)(Þ)	500	498	0.790% due 06/15/17	1,345	1,346
AmeriCredit Automobile Receivables
Trust			Chesapeake Funding LLC
Series 2012-4 Class A3			Series 2012-1A Class A
0.670% due 06/08/17	519	519	0.925% due 11/07/23 (Ê)(Þ)	474	474
Series 2012-5 Class A3			Series 2014-1A Class C
0.620% due 06/08/17	316	316	1.375% due 03/07/26 (Ê)(Þ)	200	199
Series 2013-1 Class B			CIT Education Loan Trust
1.070% due 03/08/18	1,000	1,002	Series 2007-1 Class A
			0.357% due 03/25/42 (Ê)(Þ)	369	351

0.570% Series 2014-1 due 07/10/17 Class A2	263	263	Citibank Credit Card Issuance Trust
			Series 2006-A7 Class A7
Series 2014-2 Class A2A			0.331% due 12/17/18 (Ê)	1,295	1,292
0.540% due 10/10/17	334	334
			Citigroup Mortgage Loan Trust, Inc.
Series 2014-2 Class A2B			Series 2007-WFH1 Class A3
0.455% due 10/10/17 (Ê)	950	949	0.324% due 01/25/37 (Ê)	655	643
Ameriquest Mortgage Securities, Inc.			Series 2007-WFH1 Class A4
0.580% due 07/25/35 (Ê)	785	783	0.374% due 01/25/37 (Ê)	934	867
Asset Backed Securities Corp. Home
Equity			CNH Equipment Trust

See accompanying notes which are an integral part of this quarterly report.

22 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-D Class A3			Series 2014-A Class A3
0.650% due 04/16/18	100	100	0.790% due 07/16/18	500	500
Countrywide Asset-Backed Certificates			JGWPT XXX LLC
Series 2007-4 Class A2			Series 2013-3A Class A
5.530% due 04/25/47	152	151	4.080% due 01/17/73 (Þ)	294	313
Discover Card Execution Note Trust			JGWPT XXXII LLC
Series 2012-A3 Class A3			Series 2014-2A Class A
0.860% due 11/15/17	1,300	1,301	3.610% due 01/17/73 (Þ)	390	401
Dryden 37 Senior Loan Fund			JPMorgan Mortgage Acquisition Corp.
Series 2015-37A Class A			Series 2007-HE1 Class AF6
1.816% due 04/15/27 (Ê)(Þ)	540	540	3.383% due 03/25/47	1,525	1,163
Education Loan Asset-Backed Trust I			Long Beach Mortgage Loan Trust
Series 2013-1 Class B1			Series 2004-4 Class M1
1.174% due 11/25/33 (Ê)(Þ)	1,009	941	1.074% due 10/25/34 (Ê)	1,200	1,137
Educational Funding of the South, Inc.			Merrill Lynch First Franklin Mortgage
Series 2011-1 Class A2			Loan Trust
0.906% due 04/25/35 (Ê)	428	427	Series 2007-1 Class A2B
EFS Volunteer LLC			0.344% due 04/25/37 (Ê)	106	62
Series 2010-1 Class A2			Series 2007-4 Class 2A2
1.106% due 10/25/35 (Ê)(Þ)	500	506	0.294% due 07/25/37 (Ê)	746	471
Exeter Automobile Receivables Trust			Montana Higher Education Student
Series 2013-1A Class A			Assistance Corp.
1.290% due 10/16/17 (Þ)	55	55	Series 2012-1 Class A3
Fannie Mae Grantor Trust			1.226% due 07/20/43 (Ê)	650	658
Series 2003-T4 Class 2A5			Navient Private Education Loan Trust
5.289% due 09/26/33	47	52	Series 2014-AA Class A2A
Federal Home Loan Mortgage Corp.			2.740% due 02/15/29 (Þ)	795	801
Structured Pass Through Securities			Navient Student Loan Trust
Series 2000-30 Class A5			Series 2014-2 Class A
6.758% due 12/25/30	32	34	0.814% due 03/25/43 (Ê)	952	944
Ford Credit Auto Owner Trust			Series 2014-3 Class A
Series 2011-B Class A4			0.794% due 03/25/43 (Ê)	951	942
1.350% due 12/15/16	99	99	Series 2014-4 Class A
Series 2012-D Class A3			0.794% due 03/25/43 (Ê)	811	803
0.510% due 04/15/17	248	248	Nelnet Student Loan Trust
Series 2013-A Class A3			Series 2014-4A Class A2
0.550% due 07/15/17	314	314	1.121% due 11/25/43 (Ê)(Þ)	470	472
Series 2013-C Class A3			Series 2015-2A Class A2
0.820% due 12/15/17	734	735	0.821% due 09/25/42 (Ê)(Þ)	950	950
Series 2014-A Class A2			Nissan Auto Lease
0.480% due 11/15/16	485	486	Series 2013-A Class A3
Ford Credit Floorplan Master Owner			0.610% due 04/15/16	508	508
Trust			Nissan Auto Lease Trust
Series 2013-3 Class A2			Series 2012-B Class A4
0.475% due 06/15/17 (Ê)	225	225	0.740% due 09/17/18	84	84
Green Tree			Nissan Auto Receivables Owner Trust
Series 2008-MH1 Class A2			Series 2011-B Class A4
8.970% due 04/25/38 (Þ)	391	409	1.240% due 01/16/18	1,336	1,339
Higher Education Funding I			Northstar Education Finance, Inc.
Series 2014-1 Class A			Series 2007-1 Class A1
1.311% due 05/25/34 (Ê)(Þ)	450	455	0.356% due 04/28/30 (Ê)	475	463
Honda Auto Receivables Owner Trust			OHA Credit Partners VII, Ltd.
Series 2012-1 Class A4			Series 2012-7A Class A
0.970% due 04/16/18	565	565	1.681% due 11/20/23 (Ê)(Þ)	450	449
Series 2013-2 Class A3			Popular ABS Mortgage Pass-Through
0.530% due 02/16/17	1,052	1,052	Trust
Hyundai Auto Receivables Trust			Series 2005-6 Class A3
Series 2011-C Class A4			4.321% due 01/25/36	70	65
1.300% due 02/15/18	713	716	Series 2006-C Class A4
Series 2013-A Class A3			0.424% due 07/25/36 (Ê)	1,380	1,299
0.560% due 07/17/17	1,446	1,445	Series 2006-D Class A3
Series 2013-B Class A3			0.434% due 11/25/46 (Ê)	1,500	1,304
0.710% due 09/15/17	1,223	1,224	Prestige Auto Receivables Trust

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 23

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-1A Class A2			Series 2008-3 Class B
1.090% due 02/15/18 (Þ)	68	68	1.456% due 04/25/29 (Ê)	205	191
Series 2014-1A Class A3			Series 2008-4 Class A4
1.520% due 04/15/20 (Þ)	403	404	1.906% due 07/25/22 (Ê)	1,400	1,458
Series 2015-1 Class A1			Series 2008-4 Class B
0.500% due 04/15/16 (Þ)	2,490	2,490	2.106% due 04/25/29 (Ê)	205	199
RAMP Trust			Series 2008-5 Class B
Series 2003-RS9 Class AI6A			2.106% due 07/25/29 (Ê)	205	200
5.985% due 10/25/33	278	292	Series 2008-6 Class B
Series 2003-RS11 Class AI6A			2.106% due 07/25/29 (Ê)	205	199
5.980% due 12/25/33	100	108	Series 2008-7 Class A2
RASC Trust			0.756% due 10/25/17 (Ê)	559	559
Series 2003-KS4 Class AIIB			Series 2008-7 Class B
0.754% due 06/25/33 (Ê)	23	20	2.106% due 07/25/29 (Ê)	205	206
Red River CLO, Ltd.			Series 2008-8 Class B
Series 2006-1A Class A			2.506% due 10/25/29 (Ê)	205	213
0.525% due 07/27/18 (Ê)(Þ)	152	151	Series 2008-9 Class A
Renaissance Home Equity Loan Trust			1.756% due 04/25/23 (Ê)	913	936
Series 2005-2 Class AF4			Series 2008-9 Class B
4.934% due 08/25/35	85	85	2.506% due 10/25/29 (Ê)	205	216
Series 2006-1 Class AF3			Series 2012-7 Class A3
5.608% due 05/25/36	11	8	0.824% due 05/26/26 (Ê)	475	474
Series 2006-1 Class AF6			Series 2013-4 Class A
5.746% due 05/25/36	123	88	0.724% due 06/25/27 (Ê)	378	379
Series 2007-1 Class AF2			SMART Trust
5.512% due 04/25/37	510	272	Series 2011-2USA Class A4A
Series 2007-2 Class AF2			2.310% due 04/14/17 (Þ)	664	665
5.675% due 06/25/37	123	63	Series 2012-1USA Class A4A
Santander Drive Auto Receivables Trust			2.010% due 12/14/17 (Þ)	310	312
Series 2013-1 Class A3			SoFi Professional Loan Program LLC
0.620% due 06/15/17	197	197	Series 2014-B Class A2
Series 2013-1 Class B			2.550% due 08/27/29 (Þ)	857	862
1.160% due 01/15/19	1,690	1,693	Soundview Home Equity Loan Trust
Series 2013-2 Class A3			Series 2005-1 Class M2
0.700% due 09/15/17	1,660	1,660	0.921% due 04/25/35 (Ê)	163	162
Series 2013-3 Class A3			Series 2005-OPT3 Class A4
0.700% due 10/16/17	2,357	2,356	0.474% due 11/25/35 (Ê)	107	106
Series 2014-1 Class A2A			Toyota Auto Receivables Owner Trust
0.660% due 06/15/17	314	314	Series 2013-A Class A3
Series 2014-3 Class A2A			0.550% due 01/17/17	331	331
0.540% due 08/15/17	664	663	Volkswagen Auto Loan Enhanced Trust
Series 2014-4 Class B			Series 2012-1 Class A3
1.820% due 05/15/19	420	421	0.850% due 08/22/16	512	512
SLM Private Education Loan Trust			Series 2012-2 Class A3
Series 2010-A Class 2A			0.460% due 01/20/17	890	890
3.425% due 05/16/44 (Ê)(Þ)	1,203	1,274	World Omni Auto Receivables Trust
SLM Student Loan Trust			Series 2014-A Class A2
Series 2003-11 Class A6			0.430% due 05/15/17	994	994
1.021% due 12/15/25 (Ê)(Þ)	350	350	World Omni Automobile Lease
Series 2004-8 Class B			Securitization Trust
0.716% due 01/25/40 (Ê)	128	114	Series 2013-A Class A2A
Series 2005-4 Class A3			0.730% due 05/16/16	790	791
0.349% due 01/25/27 (Ê)	1,005	982			83,686
Series 2006-2 Class A6			Corporate Bonds and Notes - 15.5%
0.426% due 01/25/41 (Ê)	570	535	21st Century Fox America, Inc.
Series 2006-8 Class A6			8.250% due 10/17/96	20	29
0.416% due 01/25/41 (Ê)	570	533	Advanced Micro Devices, Inc.
Series 2007-6 Class B			7.500% due 08/15/22	1,000	958
1.106% due 04/27/43 (Ê)	187	170	AIG Global Funding
Series 2008-2 Class B			1.650% due 12/15/17 (Þ)	355	357
1.456% due 01/25/29 (Ê)	205	184	Albemarle Corp.
			4.150% due 12/01/24	505	524

See accompanying notes which are an integral part of this quarterly report.

24 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.450% due 12/01/44	380	410	Bayer US Finance LLC
Ally Financial, Inc.			2.375% due 10/08/19 (Þ)	425	432
5.500% due 02/15/17	520	541	Bear Stearns Cos. LLC (The)
Alterra USA Holdings, Ltd.			5.550% due 01/22/17	525	562
7.200% due 04/14/17 (Þ)	155	169	7.250% due 02/01/18	195	224
Altria Group, Inc.			Bellsouth Capital Funding Corp.
9.950% due 11/10/38	50	87	7.875% due 02/15/30	380	513
10.200% due 02/06/39	317	561	Berkshire Hathaway Energy Co.
Amazon.com, Inc.			4.500% due 02/01/45	320	348
1.200% due 11/29/17	295	295	BMW US Capital LLC Co.
3.800% due 12/05/24	575	604	0.568% due 06/02/17 (Þ)	600	600
American Airlines Pass Through Trust			Boardwalk Pipelines, LP
Series 2011-1 Class A			4.950% due 12/15/24	500	504
5.250% due 01/31/21	260	282	Boston Scientific Corp.
Series 2013-1 Class A			6.000% due 01/15/20	290	334
4.000% due 01/15/27	416	432	Branch Banking & Trust Co.
Series 2013-2 Class A			Series BKNT
4.950% due 01/15/23	435	476	1.350% due 10/01/17	630	632
Series 2014-1 Class B			Burlington Northern Santa Fe LLC
4.375% due 10/01/22	370	383	3.400% due 09/01/24	1,410	1,472
American Express Co.			6.875% due 12/01/27	25	32
3.625% due 12/05/24	410	421	6.750% due 03/15/29	10	13
American Honda Finance Corp.			4.150% due 04/01/45	325	338
1.125% due 10/07/16	1,240	1,247	Capital One NA
American International Group, Inc.			Series BKNT
6.400% due 12/15/20	920	1,114	1.650% due 02/05/18	645	642
4.375% due 01/15/55	475	479	CCO Holdings LLC / CCO Holdings
American Tower Trust I			Capital Corp.
3.070% due 03/15/23 (Þ)	590	592	8.125% due 04/30/20	425	444
Ameriprise Financial, Inc.			CenterPoint Energy Resources Corp.
7.518% due 06/01/66	435	455	6.125% due 11/01/17	50	56
Anadarko Petroleum Corp.			Chase Capital III
4.500% due 07/15/44	125	128	Series C
Anheuser-Busch InBev Worldwide, Inc.			0.812% due 03/01/27 (Ê)	295	251
5.375% due 01/15/20	325	374	Chesapeake Energy Corp.
Apollo Management Holdings, LP			3.503% due 04/15/19 (Ê)	400	385
4.000% due 05/30/24 (Þ)	570	586	6.625% due 08/15/20	560	578
Apple, Inc.			Chevron Corp.
0.503% due 05/03/18 (Ê)	1,180	1,183	3.191% due 06/24/23	325	339
2.150% due 02/09/22	890	878	CHS/Community Health Systems, Inc.
AT&T, Inc.			8.000% due 11/15/19	180	191
2.950% due 05/15/16	605	618	CIT Group, Inc.
1.700% due 06/01/17	620	622	6.625% due 04/01/18 (Þ)	390	418
Avaya, Inc.			Citigroup, Inc.
9.000% due 04/01/19 (Þ)	725	743	5.850% due 08/02/16	220	233
Axiall Corp.			6.000% due 08/15/17	450	495
4.875% due 05/15/23	785	779	6.125% due 11/21/17	405	450
Bank of America Corp.			1.850% due 11/24/17	815	821
5.625% due 10/14/16	200	213	1.800% due 02/05/18	1,180	1,182
5.750% due 12/01/17	140	154	5.375% due 08/09/20	250	286
4.000% due 01/22/25	1,380	1,391	Comcast Corp.
Series GMTN			6.950% due 08/15/37	560	795
6.400% due 08/28/17	200	222	Commonwealth Edison Co.
Bank of America NA			5.800% due 03/15/18	290	327
0.727% due 11/14/16 (Ê)	1,700	1,702	ConAgra Foods, Inc.
0.643% due 05/08/17	300	299	4.950% due 08/15/20	580	640
Series BKNT			Continental Airlines Pass Through Trust
0.551% due 06/15/16 (Ê)	600	598	Series 1999-1 Class A
5.300% due 03/15/17	200	214	6.545% due 02/02/19	127	140
6.100% due 06/15/17	775	849	Series 2000-1 Class A-1
1.650% due 03/26/18	430	431	8.048% due 11/01/20	282	319

			See accompanying notes which are an integral part of this quarterly report.
				Core Bond Fund 25

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-1 Class A			General Electric Capital Corp.
5.983% due 04/19/22	124	139	0.427% due 02/15/17 (Ê)	560	559
Series 2009-1			4.375% due 09/16/20	300	333
9.000% due 07/08/16	179	193	0.635% due 05/05/26 (Ê)	525	492
Continental Resources, Inc.			Series GMTN
4.900% due 06/01/44	125	110	0.902% due 07/12/16 (Ê)	625	629
Crown Castle Towers LLC			1.250% due 05/15/17	1,560	1,569
4.174% due 08/15/17 (Þ)	705	735	5.625% due 05/01/18	230	258
DaVita HealthCare Partners, Inc.			6.875% due 01/10/39	350	503
5.125% due 07/15/24	220	224	General Electric Co.
Delta Air Lines Pass Through Trust			5.250% due 12/06/17	340	376
Series 2002-1 Class G-1			4.500% due 03/11/44	340	382
6.718% due 01/02/23	96	111	General Mills, Inc.
Series 2007-1 Class A			1.400% due 10/20/17	210	211
6.821% due 08/10/22	452	531	2.200% due 10/21/19	335	338
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.			General Motors Co.
4.450% due 04/01/24	725	774	4.875% due 10/02/23	940	1,018
Discover Financial Services			5.000% due 04/01/35	475	507
3.950% due 11/06/24	590	607	5.200% due 04/01/45	425	461
DISH DBS Corp.			Georgia-Pacific LLC
6.750% due 06/01/21	630	671	3.600% due 03/01/25 (Þ)	345	354
Duke Energy Carolinas LLC			8.875% due 05/15/31	410	619
4.000% due 09/30/42	600	636	Gilead Sciences, Inc.
Duke Energy Progress, Inc.			3.500% due 02/01/25	270	285
4.100% due 03/15/43	310	336	4.500% due 02/01/45	405	447
eBay, Inc.			Goldman Sachs Capital I
0.456% due 07/28/17 (Ê)	580	572	6.345% due 02/15/34	520	648
0.735% due 08/01/19 (Ê)	370	363	Goldman Sachs Group, Inc. (The)
El Paso Natural Gas Co. LLC			6.150% due 04/01/18	400	450
7.500% due 11/15/26	100	125	2.600% due 04/23/20	500	505
Energy Transfer Partners, LP			6.750% due 10/01/37	390	512
6.050% due 06/01/41	375	415	4.800% due 07/08/44	320	355
3.272% due 11/01/66 (Ê)	1,380	1,214	Series D
Enterprise Products Operating LLC			6.000% due 06/15/20	150	175
5.250% due 01/31/20	620	700	Series GMTN
3.750% due 02/15/25	215	222	7.500% due 02/15/19	600	716
Series B			Great Plains Energy, Inc.
7.034% due 01/15/68	370	400	5.292% due 06/15/22	620	712
Exxon Mobil Corp.			HCA, Inc.
3.567% due 03/06/45	210	218	6.500% due 02/15/20	200	225
Farmers Exchange Capital			HCP, Inc.
7.200% due 07/15/48 (Þ)	300	402	5.375% due 02/01/21	400	450
Farmers Exchange Capital II			4.250% due 11/15/23	445	468
6.151% due 11/01/53 (Þ)	630	739	Health Care REIT, Inc.
Farmers Exchange Capital III			4.950% due 01/15/21	365	405
5.454% due 10/15/54 (Þ)	380	414	5.250% due 01/15/22	200	225
Fifth Third Bank			6.500% due 03/15/41	140	184
Series BKNT			Healthcare Realty Trust, Inc.
2.875% due 10/01/21	500	507	6.500% due 01/17/17	700	761
FirstEnergy Transmission, LLC			Hewlett-Packard Co.
5.450% due 07/15/44	500	563	3.750% due 12/01/20	355	373
Ford Motor Credit Co. LLC			Hospira, Inc.
3.984% due 06/15/16	670	691	5.200% due 08/12/20	1,265	1,443
4.250% due 02/03/17	660	693	HSBC USA, Inc.
2.145% due 01/09/18	925	936	2.350% due 03/05/20	500	503
Forest Laboratories, Inc.			Indiantown Cogeneration, LP
4.875% due 02/15/21 (Þ)	880	970	Series A-10
FPL Energy Wind Funding LLC			9.770% due 12/15/20	136	156
6.876% due 06/27/17 (Þ)	49	49	Innovation Ventures LLC / Innovation
Freeport-McMoRan, Inc.			Ventures Finance Corp.
5.400% due 11/14/34	435	398	9.500% due 08/15/19 (Þ)	625	631

See accompanying notes which are an integral part of this quarterly report.

26 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
International Lease Finance Corp.			2.375% due 02/12/22	305	307
6.750% due 09/01/16 (Þ)	100	106	3.750% due 02/12/45	325	326
IPALCO Enterprises, Inc.			Monongahela Power Co.
7.250% due 04/01/16 (Þ)	400	418	4.100% due 04/15/24 (Þ)	375	408
5.000% due 05/01/18	500	530	5.400% due 12/15/43 (Þ)	255	313
Jersey Central Power & Light Co.			Morgan Stanley
6.150% due 06/01/37	200	244	5.550% due 04/27/17	425	460
JetBlue Airways Pass Through Trust			6.250% due 08/28/17	500	552
Series 2004-2 Class G-2			5.625% due 09/23/19	275	313
0.708% due 11/15/16 (Ê)	750	739	4.300% due 01/27/45	535	554
JM Smucker Co. (The)			Series GMTN
2.500% due 03/15/20 (Þ)	550	557	5.450% due 01/09/17	225	241
Johnson & Johnson			4.350% due 09/08/26	365	383
0.332% due 11/28/16 (Ê)	250	250	Series J
JPMorgan Chase & Co.			5.550% due 12/31/49 (ƒ)	740	747
4.250% due 10/15/20	300	327	Mutual of Omaha Insurance Co.
3.875% due 09/10/24	440	451	4.297% due 07/15/54 (Þ)	505	517
Series FRN			National City Bank
0.777% due 02/15/17 (Ê)	1,200	1,202	Series BKNT
JPMorgan Chase Bank NA			0.634% due 06/07/17 (Ê)	500	498
Series BKNT			Nationwide Mutual Insurance Company
5.875% due 06/13/16	70	74	2.561% due 12/15/24 (Ê)(Þ)	500	500
6.000% due 10/01/17	945	1,046	New York Life Global Funding
JPMorgan Chase Capital XIII			1.450% due 12/15/17 (Þ)	885	893
Series M			NiSource Finance Corp.
1.223% due 09/30/34 (Ê)	480	403	6.400% due 03/15/18	145	165
JPMorgan Chase Capital XXI			Noble Energy, Inc.
Series U			3.900% due 11/15/24	150	153
1.205% due 02/02/37 (Ê)	335	276	NVR, Inc.
JPMorgan Chase Capital XXIII			3.950% due 09/15/22	520	544
1.257% due 05/15/47 (Ê)	545	428	Oncor Electric Delivery Co. LLC
Kinder Morgan, Inc.			6.800% due 09/01/18	550	642
4.300% due 06/01/25	555	570	Oracle Corp.
KKR Group Finance Co. II LLC			2.250% due 10/08/19	475	484
5.500% due 02/01/43 (Þ)	35	37	O'Reilly Automotive, Inc.
KKR Group Finance Co. III LLC			3.800% due 09/01/22	225	235
5.125% due 06/01/44 (Þ)	935	967	PACCAR Financial Corp.
Life Technologies Corp.			0.454% due 06/06/17 (Ê)	625	625
6.000% due 03/01/20	460	531	Panhandle Eastern Pipe Line Co., LP
Manufacturers & Traders Trust Co.			8.125% due 06/01/19	450	547
5.585% due 12/28/20	84	87	Pfizer, Inc.
Series BKNT			0.407% due 05/15/17 (Ê)	1,460	1,460
1.400% due 07/25/17	780	782	6.200% due 03/15/19	330	386
Medco Health Solutions, Inc.			PNC Bank NA
4.125% due 09/15/20	265	286	Series BKNT
Medtronic, Inc.			0.573% due 04/29/16 (Ê)	500	500
3.150% due 03/15/22 (Þ)	480	498	Procter & Gamble Co. (The)
3.500% due 03/15/25 (Þ)	690	721	0.332% due 11/04/16 (Ê)	1,000	1,000
4.625% due 03/15/45 (Þ)	510	578	Public Service Co. of New Mexico
Memorial Sloan-Kettering Cancer Center			7.950% due 05/15/18	260	305
Series 2015			QVC, Inc.
4.200% due 07/01/55	400	405	4.375% due 03/15/23	930	948
Merck & Co., Inc.			5.450% due 08/15/34	320	317
0.446% due 05/18/16 (Ê)	350	351	Rayonier AM Products, Inc.
0.616% due 05/18/18 (Ê)	1,170	1,174	5.500% due 06/01/24 (Þ)	560	480
2.350% due 02/10/22	770	771	Reliance Standard Life Global Funding
MetLife, Inc.			II
10.750% due 08/01/39	750	1,260	2.500% due 01/15/20 (Þ)	475	478
Metropolitan Life Global Funding I			Reynolds Group Issuer, Inc. / Reynolds
0.356% due 06/23/16 (Þ)	900	900	Group Issuer LLC / Reynolds Group
1.875% due 06/22/18 (Þ)	750	759	Issuer Lu
Microsoft Corp.			5.750% due 10/15/20	220	227

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 27

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Rockwood Specialties Group, Inc.			4.100% due 06/03/26	545	575
4.625% due 10/15/20	765	797	4.650% due 11/04/44	460	493
Sabine Pass LNG, LP			Williams Cos., Inc. (The)
7.500% due 11/30/16	175	186	7.875% due 09/01/21	161	187
7.500% due 11/30/16 (Þ)	380	404	Williams Partners, LP
Samsung Electronics America, Inc.			5.100% due 09/15/45	990	955
1.750% due 04/10/17 (Þ)	305	308	Williams Partners, LP / Williams
SL Green Realty Corp.			Partners Finance Corp.
7.750% due 03/15/20	325	395	7.250% due 02/01/17	235	258
South Carolina Electric & Gas Co.			ZFS Finance USA Trust II
6.500% due 11/01/18	150	176	6.450% due 12/15/65 (Þ)	550	578
Spectra Energy Partners, LP			ZFS Finance USA Trust V
3.500% due 03/15/25	600	603	6.500% due 05/09/37 (Þ)	1,035	1,089
Sprint Capital Corp.			Zimmer Holdings, Inc.
8.750% due 03/15/32	1,255	1,296	3.550% due 04/01/25	730	745
Sprint Communications, Inc.					134,542
9.000% due 11/15/18 (Þ)	380	436	International Debt - 4.8%
Symantec Corp.			ABN AMRO Bank NV
2.750% due 06/15/17	210	214	1.056% due 10/28/16 (Ê)(Þ)	300	302
Tennessee Gas Pipeline Co. LLC			Actavis Funding SCS
8.375% due 06/15/32	460	595	3.800% due 03/15/25	395	408
Time Warner Cable, Inc.			4.750% due 03/15/45	375	399
5.000% due 02/01/20	220	246	ArcelorMittal
6.550% due 05/01/37	825	1,036	7.500% due 03/01/41	590	614
7.300% due 07/01/38	415	559	Avago Technologies Cayman, Ltd. Term
Toyota Motor Credit Corp.			Loan B
0.451% due 02/16/17 (Ê)	1,535	1,535	3.750% due 05/06/21	432	432
1.450% due 01/12/18	320	322	AWAS Aviation Capital, Ltd.
UAL Pass Through Trust			7.000% due 10/17/16 (Þ)	225	230
Series 2009-1			Babson CLO, Ltd.
10.400% due 11/01/16	32	35	Series 2014-IIA Class A
UnitedHealth Group, Inc.			1.656% due 10/17/26 (Ê)(Þ)	130	129
6.000% due 06/15/17	3	3	Baidu, Inc.
3.875% due 10/15/20	390	427	3.250% due 08/06/18	340	352
US Airways Pass Through Trust			Banco do Brasil SA/Cayman
Series 2011-1 Class A			9.000% due 12/29/49 (ƒ)(Þ)	450	388
7.125% due 10/22/23	386	456	Bank of Nova Scotia
Series 2012-1 Class A			Series YCD
5.900% due 10/01/24	420	480	0.446% due 05/09/16 (Ê)(~)	730	730
US Bank NA			Barclays Bank PLC
Series BKNT			0.804% due 12/09/16 (Ê)	975	977
0.467% due 09/11/17 (Ê)	500	500	2.000% due 03/16/18	320	322
1.375% due 09/11/17	275	277	2.750% due 11/08/19	515	520
USF&G Capital III			Barrick Gold Corp.
8.312% due 07/01/46 (Þ)	350	544	4.100% due 05/01/23	942	930
Verizon Communications, Inc.			BP Capital Markets PLC
2.500% due 09/15/16	891	910	3.506% due 03/17/25	1,585	1,617
2.021% due 09/14/18 (Ê)	100	104	BPCE SA
3.000% due 11/01/21	700	714	0.826% due 11/18/16 (Ê)	300	301
5.050% due 03/15/34	3,218	3,495	Braskem Finance, Ltd.
6.550% due 09/15/43	77	100	6.450% due 02/03/24	550	531
4.672% due 03/15/55 (Þ)	744	729	CDP Financial, Inc.
			5.600% due 11/25/39 (Þ)	265	349
Series FRN			Cooperatieve Centrale Raiffeisen-
1.801% due 09/15/16 (Ê)	420	427	Boerenleenbank BA
Wachovia Capital Trust III			0.558% due 04/28/17	400	400
5.570% due 03/29/49 (Ê)(ƒ)	550	543	Credit Suisse
Walgreens Boots Alliance, Inc.			0.717% due 05/26/17 (ƒ)	300	300
3.800% due 11/18/24	405	419	1.750% due 01/29/18	755	757
4.800% due 11/18/44	335	362	6.000% due 02/15/18	385	429
Wells Fargo & Co.
0.531% due 06/02/17	3,500	3,501	Deutsche Bank AG
			1.875% due 02/13/18	645	646

See accompanying notes which are an integral part of this quarterly report.

28 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
4.500% due 04/01/25		530	529	1.875% due 03/31/17	350	349
7.500% due 12/29/49 (ƒ)		215	219	5.125% due 05/28/24	460	483
Deutsche Telekom International Finance				Saudi Electricity Global Sukuk Co. 2
BV				5.060% due 04/08/43 (Þ)	800	818
2.250% due 03/06/17 (Þ)		920	936	Seagate HDD Cayman
Eaton Vance Ltd.				5.750% due 12/01/34 (Þ)	650	695
Series 2014-1A Class A				Shell International Finance BV
1.703% due 07/15/26 (Ê)(Þ)		150	150	0.467% due 11/15/16 (Ê)	1,455	1,457
Ensco PLC				Sirius International Group, Ltd.
5.750% due 10/01/44		465	450	7.506% due 05/29/49 (ƒ)(Þ)	365	385
Global SC Finance SRL				Sky PLC
3.090% due 07/17/29		541	544	6.100% due 02/15/18 (Þ)	355	396
Government of the Cayman Islands				Suncor Energy, Inc.
5.950% due 11/24/19 (Þ)		20	23	5.950% due 12/01/34	320	382
HBOS PLC				Sydney Airport Finance Co. Pty, Ltd.
Series GMTN				3.900% due 03/22/23 (Þ)	640	665
6.750% due 05/21/18 (Þ)		825	923	Tencent Holdings, Ltd.
HSBC Holdings PLC				3.375% due 05/02/19 (Þ)	330	342
6.375% due 12/31/49 (ƒ)		530	542	Teva Pharmaceutical Finance Co. BV
Intelsat Jackson Holdings SA				3.650% due 11/10/21	174	183
5.500% due 08/01/23		975	920	Toronto-Dominion Bank (The)
Intesa Sanpaolo SpA				0.424% due 07/13/16 (Ê)	1,250	1,249
2.375% due 01/13/17		530	536	Total Capital Canada, Ltd.
5.017% due 06/26/24 (Þ)		430	440	2.750% due 07/15/23	395	394
JPMorgan Chase & Co.				Total Capital International SA
Series MPLE				1.000% due 08/12/16	1,180	1,185
2.920% due 09/19/17 (Þ)	CAD	605	495	Total Capital SA
Korea Electric Power Corp.				2.125% due 08/10/18	510	521
5.125% due 04/23/34 (Þ)		60	70	Trade MAPS 1, Ltd.
Limerock CLO II, Ltd.				Series 2013-1A Class A
Series 2014-2A Class A				0.875% due 12/10/18 (Ê)(Þ)	640	640
1.757% due 04/18/26 (Ê)(Þ)		540	539	Transocean, Inc.
Lloyds Banking Group PLC				2.500% due 10/15/17	655	601
7.500% due 06/27/24 (ƒ)		685	728	3.800% due 10/15/22	500	365
Macquarie Bank, Ltd.				Tyco Electronics Group SA
0.886% due 10/27/17 (Ê)(Þ)		650	650	6.550% due 10/01/17	450	505
Magnetite XII, Ltd.				UBS AG
Series 2015-12A Class A				1.800% due 03/26/18	1,090	1,093
1.817% due 04/15/27 (Ê)(Þ)		190	190	Vale Overseas, Ltd.
Marfrig Overseas, Ltd.				8.250% due 01/17/34	160	178
9.500% due 05/04/20 (Þ)		665	628	Validus Holdings, Ltd.
Nokia OYJ				8.875% due 01/26/40	315	447
6.625% due 05/15/39		770	912	Voya CLO, Ltd.
Nomura Holdings Inc.				Series 2014-4A Class A1
2.000% due 09/13/16		835	843	1.733% due 10/14/26 (Ê)(Þ)	310	309
NOVA Chemicals Corp.				Weatherford International, Ltd.
5.250% due 08/01/23 (Þ)		835	873	5.125% due 09/15/20	520	506
Paragon Offshore PLC						42,049
7.250% due 08/15/24 (Þ)		720	239	Loan Agreements - 0.5%
Petrobras Global Finance BV
6.250% due 03/17/24		505	476	Chrysler Group LLC Term Loan B
				3.500% due 05/24/17 (Ê)	564	564
Petroleos de Venezuela SA
6.000% due 11/15/26		2,360	735	First Data Corp. Term Loan
				3.667% due 03/24/18 (Ê)	575	574
5.375% due 04/12/27		295	91	Hologic, Inc.Term Loan B
Petroleos Mexicanos				3.250% due 08/01/19 (Ê)	345	346
4.500% due 01/23/26 (Þ)		415	423
5.625% due 01/23/46 (Þ)		355	360	MacDermid, Inc. 1st Lien Term Loan
				4.000% due 06/07/20 (Ê)	609	611
Rabobank Nederland				Numericable U.S. LLC 1st Lien Term
11.000% due 06/29/49 (ƒ)(Þ)		782	1,007	Loan B1
Rio Tinto Finance USA PLC				4.500% due 05/21/20 (Ê)	294	295
1.375% due 06/17/16		365	367	Numericable U.S. LLC 1st Lien Term
Royal Bank of Scotland Group PLC				Loan B2

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 29

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 05/21/20 (Ê)	254	255	Series 2003-8 Class 4A1
Sungard Availability Services Capital,			2.679% due 01/25/34 (Ê)	109		109
Inc. Term Loan B			Series 2004-5 Class 2A
6.000% due 03/31/19 (Ê)	446	390	3.012% due 07/25/34 (Ê)	472		473
TWCC Holding Corp. 2nd Lien Term			Series 2004-9 Class 22A1
Loan			3.015% due 11/25/34 (Ê)	21		21
7.000% due 06/26/20 (Ê)	525	461	Series 2005-2 Class A1
Valeant Pharmaceuticals International,			2.680% due 03/25/35 (Ê)	317		320
Inc. 1st Lien Term Loan B			Bear Stearns Commercial Mortgage
3.500% due 08/05/20 (Ê)	318	318	Securities Trust
		3,814	Series 2002-TOP6 Class G
Mortgage-Backed Securities - 22.6%			6.000% due 10/15/36 (Þ)	235		240
Adjustable Rate Mortgage Trust			Series 2005-PW10 Class A4
Series 2007-1 Class 1A1			5.410% due 12/11/40	166		168
2.702% due 03/25/37 (Ê)	698	578	Series 2006-T22 Class A4
American Home Mortgage Investment			5.580% due 04/12/38	462		474
Trust			BHMS Mortgage Trust
Series 2004-4 Class 4A			Series 2014-ATLS Class AFL
2.378% due 02/25/45 (Ê)	42	42	1.672% due 07/05/33 (Ê)(Þ)	180		183
Series 2007-1 Class GA1C			Series 2014-ATLS Class BFX
0.364% due 05/25/47 (Ê)	675	480	4.241% due 07/05/33 (Þ)	500		522
Series 2007-4 Class A2			CHL Mortgage Pass-Through Trust
0.364% due 08/25/37 (Ê)	78	75	Series 2004-22 Class A3
Banc of America Commercial Mortgage			2.408% due 11/25/34 (Ê)	82		78
Trust			Series 2004-HYB9 Class 1A1
Series 2007-2 Class AM			2.467% due 02/20/35 (Ê)	127		125
5.600% due 04/10/49	585	630
Banc of America Funding Corp.			Citicorp Mortgage Securities Trust
			Series 2006-3 Class 1A9
Series 2006-3 Class 5A8			5.750% due 06/25/36	153		157
5.500% due 03/25/36	173	165
Series 2006-G Class 2A3			Citigroup Commercial Mortgage Trust
			Series 2005-C3 Class AJ
0.346% due 07/20/36 (Ê)	18	18	4.960% due 05/15/43	244		244
Banc of America Funding Trust			Series 2009-RR1 Class MA4A
Series 2006-3 Class 5A3			5.485% due 03/17/51 (Þ)	300		322
5.500% due 03/25/36	634	606
Banc of America Large Loan Trust			Citigroup Mortgage Loan Trust, Inc.
			Series 2005-11 Class A2A
Series 2010-UB5 Class A4A			2.510% due 10/25/35 (Ê)	23		23
5.649% due 02/17/51 (Þ)	248	258
Banc of America Merrill Lynch			Series 2007-AR8 Class 2A1A
			2.690% due 07/25/37 (Ê)	355		330
Commercial Mortgage, Inc.			Citigroup/Deutsche Bank Commercial
Series 2005-6 Class A4
5.180% due 09/10/47	1,355	1,371	Mortgage Trust
			Series 2005-CD1 Class A4
Series 2006-2 Class A4			5.225% due 07/15/44	786		789
5.730% due 05/10/45	200	206

Series 2008-1 Class A4			5.225% Series 2005-CD1 due 07/15/44 Class AJ	330		336
6.210% due 02/10/51	481	529
Banc of America Mortgage Securities,			Series 2005-CD1 Class C
Inc.			5.225% due 07/15/44	190		193
Series 2004-1 Class 5A1			Commercial Mortgage Asset Trust
6.500% due 09/25/33	2	2	Series 2001-J2A Class E
Series 2004-11 Class 2A1			6.924% due 07/16/34 (Þ)	345		373
5.750% due 01/25/35	57	58	Series 2005-C6 Class AJ
Series 2005-H Class 2A5			5.210% due 06/10/44	90		91
2.693% due 09/25/35 (Ê)	136	124	Commercial Mortgage Trust
Bank of America Commercial Mortgage			Series 2012-CR2 Class A1
Trust			0.824% due 08/15/45	125		126
0.357% due 09/10/45	487	487	Series 2013-CR7 Class A1
BCAP LLC Trust			0.716% due 03/10/46	593		592
Series 2011-R11 Class 15A1			Series 2015-CR22 Class A5
2.590% due 10/26/33 (Ê)(Þ)	330	336	3.309% due 03/10/48	625		649
Series 2011-R11 Class 20A5			Countrywide Home Loan Mortgage Pass
2.601% due 03/26/35 (Ê)(Þ)	200	202	Through Trust
Bear Stearns Adjustable Rate Mortgage			Series 2005-3 Class 1A2
Trust			0.464% due 04/25/35 (Ê)	16		14

See accompanying notes which are an integral part of this quarterly report.

30 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-HY5 Class 1A1			6.000% due 2027	58	66
2.649% due 09/25/47 (Ê)	1,021	893	3.500% due 2032	635	672
Credit Suisse Commercial Mortgage			6.000% due 2032	64	74
Trust			3.000% due 2033	1,800	1,866
Series 2006-C5 Class A1A			3.500% due 2033	1,555	1,644
5.297% due 12/15/39	1,148	1,211	5.000% due 2033	16	18
Series 2007-C1 Class A3			6.150% due 2033(Ê)	79	81
5.383% due 02/15/40	81	86
Credit Suisse First Boston Mortgage			3.500% due 2034	339	358
Securities Corp.			5.000% due 2034	27	30
Series 2005-9 Class 2A1			5.500% due 2034	50	56
5.500% due 10/25/35	177	171	5.500% due 2037	428	479
Series 2005-C3 Class AJ			5.500% due 2038	900	1,024
4.771% due 07/15/37	100	100	4.000% due 2040	539	588
Series 2005-C5 Class AJ			6.000% due 2040	399	456
5.100% due 08/15/38	210	213	4.000% due 2041	1,578	1,704
Series 2005-C6 Class B			6.000% due 2041	438	500
5.230% due 12/15/40	375	382	3.500% due 2043	1,796	1,902
Credit Suisse Mortgage Capital			4.000% due 2044	1,691	1,846
Certificates			15 Year TBA(Ï)
Series 2007-2 Class 3A4			2.500%	1,295	1,330
5.500% due 03/25/37	594	559	3.000%	515	540
CSMC			3.500%	2,650	2,811
Series 2011-4R Class 5A1
3.148% due 05/27/36 (Þ)	230	229	30 Year TBA(Ï)
CSMC Trust			3.000%	13,220	13,500
Series 2007-5 Class 8A2			3.500%	20,005	21,005
6.000% due 10/25/24	1,020	1,068	4.000%	11,105	11,867
Series 2014-USA Class A2			4.500%	7,420	8,075
3.953% due 09/15/37 (Þ)	380	410	5.000%	2,625	2,917
DBCCRE Mortgage Trust			5.500%	1,705	1,920
Series 2014-ARCP Class C			6.000%	1,510	1,722
4.935% due 01/10/34 (Þ)	295	321	Series 2003-343 Class 6
DBRR Trust			Interest Only STRIP
Series 2011-LC2 Class A4A			5.000% due 10/25/33	45	9
4.537% due 07/12/44 (Þ)	340	379	Series 2003-345 Class 18
DBUBS Mortgage Trust			Interest Only STRIP
Series 2011-LC1A Class A1			4.500% due 12/25/18	58	3
3.742% due 11/10/46 (Þ)	708	720	Series 2003-345 Class 19
Series 2011-LC2A Class A2			Interest Only STRIP
3.386% due 07/10/44 (Þ)	727	745	4.500% due 01/25/19	63	3
Deutsche Alt-A Securities Mortgage			Series 2004-W5
Loan Trust			6.000% due 02/25/47	292	331
Series 2005-AR1 Class 2A3			Series 2005-365 Class 12
1.831% due 08/25/35 (Ê)	357	284	Interest Only STRIP
Fannie Mae			5.500% due 12/25/35	133	25
3.584% due 2020	555	601	Series 2006-369 Class 8
3.614% due 2020	701	762	Interest Only STRIP
3.665% due 2020	770	839	5.500% due 04/25/36	21	4
3.763% due 2020	1,609	1,756	Series 2012-M8 Class ASQ2
3.950% due 2020	405	448	1.520% due 12/25/19	1,537	1,548
4.250% due 2020	727	805	Series 2013-M4 Class ASQ2
5.500% due 2020	14	15	1.451% due 02/25/18	601	605
4.250% due 2021	395	444	Fannie Mae Grantor Trust
4.298% due 2021	733	821	Series 2001-T4 Class A1
5.500% due 2022	86	93	7.500% due 07/25/41	281	341
2.500% due 2024	1,061	1,100	Fannie Mae REMICS
4.000% due 2025	376	399	Series 1999-56 Class Z
			7.000% due 12/18/29	23	27
4.500% due 2025	813	877	Series 2003-35 Class FY
3.240% due 2026	133	142	0.574% due 05/25/18 (Ê)	33	33
4.000% due 2026	515	548	Series 2004-W2 Class 2A2
6.000% due 2026	96	109	7.000% due 02/25/44	188	217

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 31

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-24 Class ZE			First Horizon Mortgage Pass-Through
5.000% due 04/25/35	512	572	Trust
Series 2005-110 Class MB			Series 2006-2 Class 1A3
5.500% due 09/25/35	69	74	6.000% due 08/25/36	622	601
Series 2009-39 Class LB			Freddie Mac
4.500% due 06/25/29	340	370	5.500% due 2037	254	280
Series 2009-96 Class DB			5.500% due 2038	805	922
4.000% due 11/25/29	405	435	6.000% due 2038	232	264
Series 2010-95 Class S			5.000% due 2040	588	652
Interest Only STRIP			4.000% due 2041	2,395	2,609
6.426% due 09/25/40 (Ê)	1,132	211	4.500% due 2041	593	657
Series 2012-55 Class PC			3.000% due 2042	317	323
3.500% due 05/25/42	700	745	5.000% due 2042	558	622
Series 2013-111 Class PL			3.500% due 2043	886	938
2.000% due 12/25/42	570	534	3.500% due 2044	1,273	1,345
Fannie Mae-Aces			4.000% due 2044	1,120	1,210
Series 2011-M1 Class A3			3.500% due 2045	1,339	1,405
3.763% due 06/25/21	875	953	Freddie Mac Reference REMIC
Series 2012-M12 Class 1A			Series 2006-R006 Class ZA
2.841% due 08/25/22	929	971	6.000% due 04/15/36	763	873
Series 2014-M8 Class FA			Series 2006-R007 Class ZA
0.403% due 05/25/18 (Ê)	786	786	6.000% due 05/15/36	431	491
Series 2014-M12 Class FA			Freddie Mac REMICS
0.451% due 10/25/21 (Ê)	888	890	Series 2003-2624 Class QH
Series 2014-M13 Class A2			5.000% due 06/15/33	200	222
3.021% due 08/25/24	430	446	Series 2007-3335 Class FT
Series 2014-M13 Class AB2			0.325% due 08/15/19 (Ê)	56	56
2.951% due 08/25/24	510	528	Series 2009-3569 Class NY
Series 2014-M13 Class ASQ1			5.000% due 08/15/39	1,400	1,599
0.848% due 11/25/17	931	930	Series 2010-3653 Class B
Series 2014-M13 Class ASQ2			4.500% due 04/15/30	644	701
1.637% due 11/25/17	4,430	4,482	Series 2010-3704 Class DC
Series 2015-M1 Class ASQ1			4.000% due 11/15/36	365	390
0.782% due 02/25/18	1,182	1,180	Series 2011-3901 Class LA
Series 2015-M1 Class ASQ2			4.000% due 06/15/38	98	99
1.626% due 02/25/18	1,360	1,372	Series 2012-4010 Class KM
FDIC Trust			3.000% due 01/15/42	340	354
Series 2010-R1 Class A			Series 2013-4233 Class MD
2.184% due 05/25/50 (Þ)	852	859	1.750% due 03/15/25	632	639
Series 2011-R1 Class A			FREMF Mortgage Trust
2.672% due 07/25/26 (Þ)	351	360	Series 2010-K7 Class B
Federal Home Loan Mortgage Corp.			5.441% due 04/25/20 (Þ)	510	577
Multifamily Structured Pass Through			Series 2012-K705 Class B
Certificates			4.162% due 09/25/44 (Þ)	217	231
Series 2010-KSCT Class A2
4.285% due 01/25/20	295	328	Series 2013-K24 Class B
			3.502% due 11/25/45 (Þ)	155	160
Series 2011-K702 Class X1			GAHR Commericial Mortgage Trust
Interest Only STRIP
1.521% due 02/25/18	6,701	257	Series 2015-NRF Class AFX
			3.235% due 12/15/19 (Þ)	455	472
Series 2012-K501 Class X1A			GE Business Loan Trust
Interest Only STRIP
1.643% due 08/25/16	3,700	59	Series 2003-2A Class A
			0.545% due 11/15/31 (Ê)(Þ)	214	207
Series 2014-K041 Class A2
3.171% due 10/25/24	710	751	GE Capital Commercial Mortgage Corp.
			Series 2005-C3 Class F
Series 2014-KF05 Class A			5.160% due 07/10/45 (Þ)	195	196
0.521% due 09/25/21 (Ê)	1,339	1,340
Federal Home Loan Mortgage Corp.			Ginnie Mae
Structured Pass Through Securities			30 Year TBA(Ï)
Series 2003-56 Class A5			4.500%	495	538
5.231% due 05/25/43	313	354	Ginnie Mae I
First Horizon Asset Securities, Inc.			4.564% due 2062	1,255	1,380
Series 2005-AR4 Class 2A1			Ginnie Mae II
2.563% due 10/25/35 (Ê)	703	615	3.500% due 2040(Ê)	166	175

See accompanying notes which are an integral part of this quarterly report.

32 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 2040(Ê)	419	447	Series 2006-RP1 Class 1A2
5.294% due 2060	520	564	7.500% due 01/25/36 (Þ)	361	382
4.810% due 2061	1,078	1,160	GSR Mortgage Loan Trust
5.245% due 2061	648	713	Series 2005-AR7 Class 6A1
4.652% due 2063	91	102	4.968% due 11/25/35 (Ê)	50	48
4.661% due 2063	37	41	HarborView Mortgage Loan Trust
4.732% due 2063	208	227	Series 2005-4 Class 3A1
4.683% due 2064	735	790	2.608% due 07/19/35 (Ê)	80	72
4.793% due 2064	435	469	IndyMac Index Mortgage Loan Trust
			Series 2006-AR41 Class A3
30 Year TBA(Ï)			0.354% due 02/25/37 (Ê)	863	590
3.000%	1,155	1,189
3.500%	6,645	6,987	JPMorgan Alternative Loan Trust
			Series 2006-A2 Class 3A1
4.000%	1,015	1,081	2.579% due 05/25/36 (Ê)	916	742
GMACM Mortgage Loan Trust			JPMorgan Chase Commercial Mortgage
Series 2005-AR2 Class 4A			Securities Corp.
3.948% due 05/25/35 (Ê)	198	189	Series 2003-C1 Class D
Government National Mortgage			5.192% due 01/12/37	20	20
Association			Series 2004-LN2 Class B
Series 2007-26 Class SD			5.211% due 07/15/41	150	154
Interest Only STRIP			Series 2005-LDP5 Class A4
6.626% due 05/16/37 (Ê)	1,080	205	5.227% due 12/15/44	637	644
Series 2010-124 Class C			Series 2007-CB18 Class A4
3.392% due 03/16/45	75	78	5.440% due 06/12/47	1,149	1,213
Series 2010-H03 Class HI			Series 2007-LDPX Class A3
Interest Only STRIP			5.420% due 01/15/49	656	695
1.478% due 03/20/60	15,054	644	JPMorgan Chase Commercial Mortgage
Series 2010-H04 Class BI			Securities Trust
Interest Only STRIP			Series 2004-C1 Class H
1.397% due 04/20/60	1,399	68	5.892% due 01/15/38 (Þ)	700	702
Series 2010-H12 Class PT			Series 2005-CB12 Class AJ
5.470% due 11/20/59	482	508	4.987% due 09/12/37	220	221
Series 2010-H22 Class JI			Series 2007-LD11 Class AM
Interest Only STRIP			5.815% due 06/15/49	180	189
2.497% due 11/20/60	2,282	187	Series 2007-LDPX Class AM
Series 2011-38 Class C			5.464% due 01/15/49	600	626
4.284% due 09/16/51	525	572	Series 2011-C3 Class A2
Series 2011-67 Class B			3.673% due 02/15/46 (Þ)	207	213
3.863% due 10/16/47	230	242	Series 2011-C3 Class A3
Series 2011-H02 Class BI			4.388% due 02/15/46 (Þ)	900	971
Interest Only STRIP			Series 2013-JWRZ Class D
0.411% due 02/20/61	9,813	150	3.165% due 04/15/30 (Ê)(Þ)	120	120
Series 2012-99 Class CI			Series 2014-FBLU Class C
Interest Only STRIP			2.172% due 12/15/28 (Ê)(Þ)	285	285
1.054% due 10/16/49	1,813	129	JPMorgan Mortgage Trust
Series 2012-115 Class IO			Series 2004-A2 Class 3A1
Interest Only STRIP			2.249% due 05/25/34 (Ê)	31	30
0.431% due 04/16/54	765	33	Series 2005-A1 Class 6T1
GS Mortgage Securities Corp. II			2.538% due 02/25/35 (Ê)	12	12
Series 2011-GC5 Class A4
3.707% due 08/10/44	735	794	Series 2005-A5 Class TA1
			5.034% due 08/25/35 (Ê)	85	84
Series 2013-GC10 Class A1
0.696% due 02/10/46	95	95	Series 2005-A8 Class 1A1
			4.967% due 11/25/35 (Ê)	132	125
GS Mortgage Securities Trust			Series 2005-S3 Class 1A2
Series 2013-GC12 Class A1			5.750% due 01/25/36	33	30
0.742% due 06/10/46	202	201
			Series 2006-A6 Class 1A2
Series 2013-GC16 Class A1			2.522% due 10/25/36 (Ê)	117	106
1.264% due 11/10/46	217	217
			Series 2006-A7 Class 2A4R
Series 2014-GC26 Class C			2.539% due 01/25/37 (Ê)	859	780
4.512% due 11/10/47	240	251
			LB Commercial Mortgage Trust
Series 2015-GC28 Class A5			Series 2007-C3 Class AM
3.396% due 02/10/48	295	308	5.900% due 07/15/44	185	201
GSMPS Mortgage Loan Trust			LB-UBS Commercial Mortgage Trust

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 33

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Series 2005-C3 Class AM					Series 2010-RR3 Class MSCA
4.794% due 07/15/40		570		570	5.909% due 06/16/49 (Þ)	94		99
Series 2005-C3 Class B					Series 2010-RR4 Class CMLA
4.895% due 07/15/40		220		220	6.028% due 12/16/49 (Þ)	175		183
Mastr Adjustable Rate Mortgages Trust					RBSSP Resecuritization Trust
Series 2006-2 Class 4A1					Series 2010-3 Class 9A1
2.628% due 02/25/36 (Ê)		64		63	5.500% due 02/26/35 (Þ)	395		408
Series 2007-HF2 Class A1					Residential Asset Securitization Trust
0.484% due 09/25/37 (Ê)		422		388	Series 2003-A15 Class 1A2
Mastr Alternative Loan Trust					0.624% due 02/25/34 (Ê)	50		46
Series 2003-4 Class B1					RFMSI Trust
5.963% due 06/25/33		70		70	Series 2006-SA4 Class 2A1
Series 2004-10 Class 5A6					3.505% due 11/25/36 (Ê)	178		153
5.750% due 09/25/34		57		59	Rialto Capital Management LLC
Merrill Lynch Mortgage Trust					Series 2014-LT5 Class A
Series 2005-A10 Class A					2.850% due 05/15/24 (Þ)	50		50
0.384% due 02/25/36 (Ê)		57		52	RREF LLC
Series 2005-CIP1 Class AM					Series 2014-LT6 Class A
5.107% due 07/12/38		900		909	2.750% due 09/15/24 (Þ)	130		130
Series 2005-LC1 Class A4					Structured Adjustable Rate Mortgage
5.291% due 01/12/44		223		226	Loan Trust
Series 2006-C2 Class AM					Series 2004-12 Class 2A
5.782% due 08/12/43		500		527	2.476% due 09/25/34 (Ê)	809		806
					Structured Asset Mortgage Investments
Series 2008-C1 Class A4					II Trust
5.690% due 02/12/51		256		278

ML-CFC Commercial Mortgage Trust					0.858% Series 2004-AR8 due 05/19/35 Class (Ê) A1	230		223
Series 2006-1 Class A4
5.466% due 02/12/39		456		465	Series 2007-AR6 Class A1
Morgan Stanley Bank of America Merrill					1.628% due 08/25/47 (Ê)	815		716
					Structured Asset Securities Corp.
Lynch Trust					Mortgage Pass-Through Certificates
Series 2013-C7 Class A1
0.738% due 02/15/46		145		145	Series 2003-34A Class 5A4
					2.459% due 11/25/33 (Ê)	436		437
Morgan Stanley Capital I Trust					Wachovia Bank Commercial Mortgage
Series 2005-HQ6 Class D					Trust
5.202% due 08/13/42		100		101	Series 2005-C22 Class AM
Series 2006-HQ8 Class A4					5.321% due 12/15/44	175		178
5.413% due 03/12/44		404		410	Washington Mutual Mortgage Pass
Series 2006-IQ12 Class AM					Through Certificates
5.370% due 12/15/43		180		191	Series 2003-AR7 Class A7
Series 2007-HQ12 Class A2					2.299% due 08/25/33 (Ê)	181		181
5.671% due 04/12/49		31		31	Series 2005-AR13 Class A1A1
Morgan Stanley Capital I, Inc.					0.464% due 10/25/45 (Ê)	17		16
Series 2005-HQ7 Class A4					Series 2006-AR7 Class A1A
5.204% due 11/14/42		192		194	1.048% due 09/25/46 (Ê)	728		494
Series 2011-C3 Class A2					Series 2007-HY2 Class 2A3
3.224% due 07/15/49		177		182	1.760% due 04/25/37 (Ê)	603		440
Series 2011-C3 Class A4					Wells Fargo Mortgage Backed Securities
4.118% due 07/15/49		115		126	Trust
Morgan Stanley Dean Witter Capital I					Series 2004-P Class 2A1
Trust					2.613% due 09/25/34 (Ê)	238		239
Series 2001-TOP3 Class C					Series 2006-2 Class 2A3
6.790% due 07/15/33		8		8	5.500% due 03/25/36	80		76
Mortgage Pass Through Certificates					Series 2006-AR2 Class 2A1
Series 2001-CIB2 Class D					2.615% due 03/25/36	107		107
6.802% due 04/15/35		121		121	Series 2006-AR10 Class 4A1
Motel 6 Trust					2.610% due 07/25/36 (Ê)	29		28
Series 2015-MTL6 Class A2A2					Series 2006-AR17 Class A1
2.605% due 02/05/30 (Þ)		580		586	2.611% due 10/25/36 (Ê)	511		469
Prime Mortgage Trust					Series 2007-8 Class 1A16
Series 2004-CL1 Class 1A2					6.000% due 07/25/37	82		83
0.574% due 02/25/34 (Ê)		7		6	WF-RBS Commercial Mortgage Trust
RBSCF Trust

See accompanying notes which are an integral part of this quarterly report.

34 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 2011-C4 Class A3				Series 0111
4.394% due 06/15/44 (Þ)		810	878	4.160% due 07/15/21	MYR	190	52
Series 2011-C5 Class A4				Series 0113
3.667% due 11/15/44		545	588	3.172% due 07/15/16	MYR	719	194
Series 2012-C9 Class A1				Series 1/06
0.673% due 11/15/45		74	74	4.262% due 09/15/16	MYR	1,424	390
Series 2013-C14 Class A1				Malaysia Government International Bond
0.836% due 06/15/46		222	222	3.314% due 10/31/17	MYR	780	210
Series 2014-C19 Class A3				3.654% due 10/31/19	MYR	1,350	366
3.660% due 03/15/47		500	533	4.048% due 09/30/21	MYR	780	214
			196,117	Mexican Bonos
Municipal Bonds - 0.7%				Series M
City of Houston Texas General				8.000% due 06/11/20	MXN	13,960	1,024
Obligation Limited				Series M 10
6.290% due 03/01/32		230	291	8.500% due 12/13/18	MXN	5,840	428
City of New York New York General				Series M 20
Obligation Unlimited				7.500% due 06/03/27	MXN	13,652	993
5.047% due 10/01/24		375	431	Series M 30
6.646% due 12/01/31		250	299	10.000% due 11/20/36	MXN	21,549	1,995
6.246% due 06/01/35		1,100	1,265	New Zealand Government Bond
Municipal Electric Authority of Georgia				2.000% due 09/20/25	NZD	340	269
Revenue Bonds				Series 423
6.637% due 04/01/57		370	494	5.500% due 04/15/23	NZD	1,500	1,300
7.055% due 04/01/57		600	711	Series 521
New York City New York Water & Sewer				6.000% due 05/15/21	NZD	2,680	2,317
System Revenue Bonds				Norway Government Bond
5.375% due 06/15/43		525	616	3.000% due 03/14/24	NOK	2,650	373
State of California General Obligation
Unlimited				Series 472
6.650% due 03/01/22		200	246	4.250% due 05/19/17	NOK	10,990	1,461
7.500% due 04/01/34		100	150	Peru Government Bond
State of Illinois General Obligation				7.840% due 08/12/20	PEN	2,410	887
Unlimited				Poland Government Bond
5.877% due 03/01/19		375	418	Series 1019
5.100% due 06/01/33		440	446	5.500% due 10/25/19	PLN	3,210	981
7.350% due 07/01/35		350	418	South Africa Government Bond
University of California Revenue Bonds				Series R203
6.270% due 05/15/31		400	455	8.250% due 09/15/17	ZAR	4,960	422
				Series R214
			6,240	6.500% due 02/28/41	ZAR	17,150	1,137
Non-US Bonds - 3.0%				Titulos De Tesoreria B Bonds
Australia Government Bond				10.000% due 07/24/24	COP	4,390,800	2,028
Series 120
6.000% due 02/15/17	AUD	324	266				26,178
Series 126				United States Government Agencies - 0.3%
4.500% due 04/15/20	AUD	2,340	2,008	Federal Farm Credit Banks
Series 133				0.176% due 09/14/16		955	956
5.500% due 04/21/23	AUD	1,500	1,419	0.231% due 02/27/17 (Ê)		950	951
Series 140				Federal Home Loan Mortgage Corp.
4.500% due 04/21/33	AUD	990	947	2.000% due 08/25/16		675	689
Brazil Notas do Tesouro Nacional							2,596
Series NTNB				United States Government Treasuries - 22.6%
6.000% due 05/15/45	BRL	704	555	United States Treasury Coupon
6.000% due 08/15/50	BRL	625	483	Principal Only STRIP
Series NTNF				Zero coupon due 11/15/27		1,360	1,019
10.000% due 01/01/23	BRL	3,135	871	United States Treasury Inflation Indexed
10.000% due 01/01/25	BRL	2,000	544	Bonds
				0.125% due 04/15/16		2,081	2,102
Ireland Government Bond				0.125% due 04/15/17		916	932
5.400% due 03/13/25	EUR	950	1,474
Malaysia Government Bond				0.125% due 07/15/24		1,865	1,865
3.394% due 03/15/17	MYR	520	141	0.250% due 01/15/25		1,989	2,002
4.181% due 07/15/24	MYR	1,560	429	0.625% due 02/15/43		610	598
				1.375% due 02/15/44		3,059	3,595

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 35

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
0.750% due 02/15/45	759		772	4.625% due 06/26/15	400	402
United States Treasury Notes				Anheuser-Busch InBev Worldwide, Inc.
1.500% due 06/30/16	700		710	3.625% due 04/15/15	195	195
0.875% due 09/15/16	1,180		1,188
0.500% due 11/30/16	9,600		9,605	0.800% due 07/15/15	1,230	1,232
0.625% due 12/31/16	120		120	2.875% due 02/15/16	240	245
0.500% due 01/31/17	6,450		6,450	AT&T, Inc.
0.500% due 02/28/17	13,965		13,957	Series FRN
0.500% due 03/31/17	5,950		5,943	0.643% due 02/12/16 (Ê)	557	557
0.875% due 05/15/17	1,790		1,800	Bank of America Corp.
0.875% due 07/15/17	1,670		1,678	4.500% due 04/01/15 (ç)	400	400
1.000% due 03/15/18	2,940		2,951	4.750% due 08/01/15	410	415
1.375% due 02/29/20	62,125		62,140	1.500% due 10/09/15	750	753
1.375% due 03/31/20	9,865		9,867
2.125% due 01/31/21	2,640		2,724	3.625% due 03/17/16	1,100	1,127
1.750% due 02/28/22	1,435		1,439	1.085% due 03/22/16 (Ê)	650	652
2.000% due 02/15/25	41,615		41,878	BBVA US Senior SAU
2.750% due 08/15/42	935		973	4.664% due 10/09/15	650	663
2.875% due 05/15/43	540		575	British Telecommunications PLC
3.750% due 11/15/43	745		931	2.000% due 06/22/15	460	462
3.000% due 11/15/44	5,360		5,873	Caisse Centrale Desjardins
2.500% due 02/15/45	13,080		12,959	2.650% due 09/16/15 (Þ)	410	414
			196,646	0.533% due 10/29/15 (Ê)(Þ)	1,095	1,096
Total Long-Term Investments				Cancara Asset Securitisation LLC
(cost $682,375)			691,868	Zero coupon due 06/15/15 (~)	600	600
				Citigroup, Inc.
Common Stocks - 0.0%				4.750% due 05/19/15	784	788
Financial Services - 0.0%				4.700% due 05/29/15	50	50
Escrow GM Corp.(Å)	80,000		—	2.250% due 08/07/15	1,000	1,006
Utilities - 0.0%				4.587% due 12/15/15	700	718
Dynegy, Inc. Class A(Æ)	199		6
Total Common Stocks				Credit Suisse
				0.467% due 04/10/15 (ç)(~)	750	750
(cost $4)			6	Series YCD
				0.583% due 08/24/15 (Ê)(~)	1,290	1,290
Preferred Stocks - 0.2%				CVS Health Corp.
Financial Services - 0.1%				3.250% due 05/18/15	295	296
XLIT, Ltd.	600		494	Daimler Finance NA LLC
				1.300% due 07/31/15 (Þ)	1,300	1,303
Technology - 0.1%				Dell Equipment Finance Trust
Verizon Communications, Inc.	32,300		875	0.260% due 08/14/15 (Þ)	138	138
				Fannie Mae
Total Preferred Stocks				5.432% due 02/01/16	900	920
(cost $1,313)			1,369	Federal Home Loan Bank Discount
				Notes
				Zero coupon due 04/06/15 (ç)(~)	4,875	4,875
Options Purchased - 0.0%				Federal Home Loan Banks
(Number of Contracts)				0.750% due 05/26/15	1,020	1,020
Swaptions				0.410% due 03/30/16	250	250
(Fund Receives/Fund Pays)
USD 5.000%/USD Three Month LIBOR				First Investors Auto Owner Trust
Jan 2019 0.00 Put (1)	1,095	(ÿ)	34	Series 2014-3A Class A1
Total Options Purchased				0.350% due 11/16/15 (Þ)	323	323
(cost $74)			34	Ford Credit Auto Lease Trust
				Series 2013-A Class A3

Short-Term Investments - 27.3%				0.600% due 03/15/16	962	963
				Ford Motor Credit Co. LLC
Adam Aircraft Industries - Term Loan				7.000% due 04/15/15	1,200	1,202
12.255% due 05/23/15 (Å)	49		—	2.750% due 05/15/15	2,000	2,004
Ally Financial, Inc.

See accompanying notes which are an integral part of this quarterly report.

36 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
General Electric Capital Corp.			Russell U.S. Cash Management Fund	165,751,308	(8)	165,751
1.000% due 01/08/16	1,550	1,556	Santander Drive Auto Receivables Trust
General Mills, Inc.			Series 2015-1 Class A1
0.456% due 01/28/16 (Ê)	435	435	0.320% due 03/15/16	649		649
Series FRN			SMART ABS Trust
0.553% due 01/29/16 (Ê)	1,065	1,065	Series 2015-1US Class A1
Goldman Sachs Group, Inc. (The)			0.400% due 03/14/16	1,360		1,360
0.715% due 03/22/16 (Ê)	900	900	Standard Chartered PLC
Series GMTN			3.850% due 04/27/15 (Þ)	1,251		1,254
3.700% due 08/01/15	1,520	1,535	Starbird Funding Corp.
Historic TW, Inc.			Zero coupon due 06/22/15 (~)	1,300		1,299
8.050% due 01/15/16	195	206	Sumitomo Mitsui Banking Corp.
Honda Auto Receivables Owner Trust			Zero coupon due 04/06/15 (ç)(~)	350		350
Series 2012-2 Class A3			Tennessee Gas Pipeline Co. LLC
0.700% due 02/16/16	102	102	8.000% due 02/01/16	200		210
Series 2014-3 Class A1			Toyota Auto Receivables Owner Trust
0.190% due 08/17/15	259	259	Series 2013-B Class A2
International Business Machines Corp.			0.480% due 02/15/16	6		6
0.325% due 02/05/16 (Ê)	1,200	1,201	UBS AG
JPMorgan Chase & Co.			0.260% due 05/11/15 (ç)(~)	500		500
3.400% due 06/24/15	800	805	United States Treasury Bills
0.913% due 10/15/15 (Ê)	500	501	Zero coupon due 04/30/15	10		10
Series GMTN			0.010% due 04/02/15	7,685		7,685
0.881% due 02/26/16 (Ê)	1,400	1,404	0.010% due 05/28/15	7,680		7,680
Kellogg Co.			United States Treasury Inflation Indexed
1.125% due 05/15/15	500	500	Bonds
Macquarie Bank, Ltd.			0.500% due 04/15/15	577		578
3.450% due 07/27/15 (Þ)	400	403	Victory Receivables Corp.
Manhattan Asset Funding Co. LLC			Zero coupon due 05/01/15 (ç)(~)	600		600
Zero coupon due 04/09/15 (ç)(~)	500	500	Vodafone Group PLC
Mizuho Funding LLC			Zero coupon due 04/10/15 (ç)(~)	1,290		1,290
Zero coupon due 04/17/15 (ç)(~)	1,000	1,000	Volvo Treasury AB
MMAF Equipment Finance LLC			5.950% due 04/01/15 (ç)(Þ)	385		385
Series 2014-AA Class A1			Wells Fargo & Co.
0.200% due 07/02/15 (Þ)	40	40	0.456% due 10/28/15 (Ê)	615		615
Morgan Stanley			Willis Group Holdings PLC
6.000% due 04/28/15	200	201	4.125% due 03/15/16	210		215
0.733% due 10/15/15 (Ê)	530	531	Total Short-Term Investments
National Bank of Canada NY			(cost $237,404)			237,385
Series YCD
0.397% due 09/11/15 (Ê)(~)	1,120	1,120	Total Investments 107.1%
PACCAR Financial Corp.			(identified cost $921,170)			930,662
0.383% due 05/05/15 (Ê)	500	500
0.526% due 02/08/16 (Ê)	125	125	Other Assets and Liabilities,
Private Export Funding Corp.			Net - (7.1%)			(61,605)
Zero coupon due 05/12/15 (ç)(~)	750	750
Progress Energy, Inc.			Net Assets - 100.0%			869,057
5.625% due 01/15/16	40	41
Province of Ontario Canada
0.950% due 05/26/15	1,240	1,241
Reckitt Benckiser Treasury Services PLC
Zero coupon due 04/02/15 (ç)(~)	1,365	1,365
Royal Bank of Canada
0.800% due 10/30/15	745	747
Royal Bank of Scotland Group PLC
2.550% due 09/18/15	800	806

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 37

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
Adam Aircraft Industries - Term Loan	05/22/07	48,786	114.22	56	—
Escrow GM Corp.	04/21/11	80,000	—	—	—
					—

For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of		Notional	Expiration	(Depreciation)
			Contracts		Amount	Date	$
Long Positions
Euro-BTP Futures			72	EUR	10,122	06/15	135
Eurodollar Futures (CME)			10	USD	2,465	12/16	19
United States 2 Year Treasury Note Futures			255	USD	55,885	06/15	130
United States 5 Year Treasury Note Futures			836	USD	100,496	06/15	606
United States 10 Year Treasury Note Futures			285	USD	36,740	06/15	269
United States Treasury Long Bond Futures			155	USD	25,401	06/15	304
United States Treasury Ultra Bond Futures			1	USD	170	06/15	1
Short Positions
Euro-Bobl Futures			19	EUR	2,459	06/15	(7)
Euro-BTP Futures			19	EUR	2,671	06/15	(33)
Euro-Bund Futures			56	EUR	8,891	06/15	(135)
Eurodollar Futures			10	USD	2,452	12/17	(24)
Euro-OAT Futures			17	EUR	2,653	06/15	(46)
Japan Government 10 Year Bond Futures			4	JPY	588,880	06/15	(11)
Long Gilt Futures			28	GBP	3,381	06/15	(57)
United States 2 Year Treasury Note Futures			389	USD	85,253	06/15	(202)
United States 5 Year Treasury Note Futures			19	USD	2,284	06/15	(19)
United States 10 Year Treasury Note Futures			14	USD	1,805	06/15	(15)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							915

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Swaptions
(Fund Receives/Fund Pays)
USD 5.000%/USD Three Month LIBOR	Put	1	0.00		4,135	01/14/19	(45)
Total Liability for Options Written (premiums received $107)							(45)

Transactions in options written contracts for the period ended March 31, 2015 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding December 31, 2014				2	$116
Opened				—	—
Closed				(1)	(9)
Expired				—	—
Outstanding March 31, 2015				1	$107

See accompanying notes which are an integral part of this quarterly report.

38 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Australia and New Zealand Banking Group	CHF	2,196	USD	2,243	04/30/15	(19)
Bank of America	USD	5,675	AUD	7,431	04/08/15	(19)
Bank of America	USD	8,077	AUD	10,621	04/08/15	9
Bank of America	USD	82	AUD	108	05/07/15	—
Bank of America	USD	2,419	AUD	3,186	05/07/15	3
Bank of America	USD	157	JPY	18,857	05/07/15	—
Bank of America	USD	8,306	JPY	995,471	05/07/15	(2)
Bank of America	USD	35	NZD	46	05/07/15	—
Bank of America	USD	2,486	NZD	3,333	05/07/15	(3)
Bank of America	AUD	3,186	USD	2,423	04/08/15	(3)
Bank of America	AUD	360	USD	275	05/07/15	1
Bank of America	AUD	10,621	USD	8,063	05/07/15	(9)
Bank of America	JPY	497,735	USD	4,151	04/08/15	2
Bank of America	NZD	3,333	USD	2,493	04/08/15	3
Barclays	AUD	9,638	NZD	9,944	04/30/15	43
Barclays	NZD	454	USD	346	04/30/15	7
Commonwealth Bank of Australia	USD	2,451	CHF	2,385	04/08/15	3
Commonwealth Bank of Australia	USD	5,652	CHF	5,356	04/08/15	(139)
Commonwealth Bank of Australia	USD	8,171	CHF	7,948	04/08/15	10
Commonwealth Bank of Australia	USD	152	CHF	147	05/07/15	—
Commonwealth Bank of Australia	USD	5,726	CHF	5,564	05/07/15	7
Commonwealth Bank of Australia	USD	2,378	EUR	2,212	04/08/15	1
Commonwealth Bank of Australia	USD	8,368	EUR	7,455	04/08/15	(352)
Commonwealth Bank of Australia	USD	475	EUR	443	05/07/15	1
Commonwealth Bank of Australia	USD	7,930	EUR	7,374	05/07/15	2
Commonwealth Bank of Australia	USD	2,426	SEK	20,914	04/08/15	3
Commonwealth Bank of Australia	USD	5,642	SEK	48,799	04/08/15	25
Commonwealth Bank of Australia	CHF	2,296	USD	2,422	04/08/15	60
Commonwealth Bank of Australia	CHF	5,564	USD	5,719	04/08/15	(7)
Commonwealth Bank of Australia	CHF	7,652	USD	8,074	04/08/15	198
Commonwealth Bank of Australia	CHF	32	USD	33	05/07/15	—
Commonwealth Bank of Australia	CHF	105	USD	109	05/07/15	—
Commonwealth Bank of Australia	CHF	2,385	USD	2,454	05/07/15	(3)
Commonwealth Bank of Australia	CHF	7,948	USD	8,180	05/07/15	(10)
Commonwealth Bank of Australia	EUR	1,118	USD	1,255	04/08/15	105
Commonwealth Bank of Australia	EUR	7,374	USD	7,927	04/08/15	(2)
Commonwealth Bank of Australia	EUR	66	USD	71	05/07/15	—
Commonwealth Bank of Australia	EUR	1,106	USD	1,190	05/07/15	(1)
Commonwealth Bank of Australia	EUR	2,736	USD	2,939	05/07/15	(7)
Commonwealth Bank of Australia	SEK	48,742	USD	5,848	04/08/15	187
Commonwealth Bank of Australia	SEK	2,302	USD	267	05/07/15	—
Commonwealth Bank of Australia	SEK	48,799	USD	5,644	05/07/15	(25)
Goldman Sachs	USD	3,696	CHF	3,589	04/30/15	1
Goldman Sachs	EUR	1,693	USD	1,862	04/30/15	83
HSBC	USD	28	CAD	35	04/30/15	—
JPMorgan Chase	USD	1,295	BRL	3,448	04/16/15	(218)
JPMorgan Chase	USD	1,358	CAD	1,628	04/16/15	(73)
JPMorgan Chase	USD	1,372	CAD	1,708	04/16/15	(24)
JPMorgan Chase	USD	1,852	CAD	2,230	04/16/15	(92)
JPMorgan Chase	USD	54	EUR	51	04/16/15	1
JPMorgan Chase	USD	4,406	EUR	3,881	04/16/15	(232)
JPMorgan Chase	USD	245	GBP	164	04/16/15	(2)
JPMorgan Chase	USD	2,685	JPY	321,456	04/16/15	(4)
JPMorgan Chase	USD	3,409	KRW	3,703,619	04/16/15	(72)
JPMorgan Chase	USD	2,753	MYR	9,942	04/16/15	(75)
JPMorgan Chase	USD	3,703	NOK	28,320	04/16/15	(188)
JPMorgan Chase	USD	273	PLN	1,024	04/16/15	(3)
JPMorgan Chase	USD	1,017	PLN	3,795	04/16/15	(16)
JPMorgan Chase	USD	2,941	SEK	23,885	04/16/15	(167)
JPMorgan Chase	USD	4,294	SGD	5,827	04/16/15	(50)
JPMorgan Chase	USD	1,041	TWD	32,727	04/16/15	6
JPMorgan Chase	USD	1,221	TWD	38,723	04/16/15	18

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 39

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	327	ZAR	3,860	04/16/15	(10)
JPMorgan Chase	AUD	7,431	USD	5,804	04/08/15	147
JPMorgan Chase	AUD	9,471	USD	7,241	04/16/15	33
JPMorgan Chase	BRL	567	USD	193	04/16/15	16
JPMorgan Chase	BRL	1,297	USD	444	04/16/15	39
JPMorgan Chase	BRL	4,026	USD	1,503	04/16/15	246
JPMorgan Chase	CHF	1,160	USD	1,331	04/16/15	137
JPMorgan Chase	CHF	2,127	USD	2,278	04/16/15	88
JPMorgan Chase	CLP	1,319,553	USD	2,095	04/16/15	(15)
JPMorgan Chase	COP	2,010,000	USD	776	04/16/15	4
JPMorgan Chase	COP	6,584,781	USD	2,712	04/16/15	183
JPMorgan Chase	CZK	16,642	USD	691	04/16/15	84
JPMorgan Chase	EUR	55	USD	60	04/16/15	1
JPMorgan Chase	EUR	2,760	USD	3,131	04/16/15	327
JPMorgan Chase	GBP	1,188	USD	1,823	04/16/15	61
JPMorgan Chase	GBP	1,394	USD	2,136	04/16/15	69
JPMorgan Chase	IDR	14,396,341	USD	1,121	04/16/15	50
JPMorgan Chase	KRW	3,705,340	USD	3,342	04/16/15	3
JPMorgan Chase	MXN	10,235	USD	681	04/16/15	10
JPMorgan Chase	MXN	12,144	USD	827	04/16/15	32
JPMorgan Chase	MYR	1,031	USD	287	04/16/15	9
JPMorgan Chase	MYR	2,111	USD	580	04/16/15	11
JPMorgan Chase	NZD	17,000	USD	12,449	04/16/15	(243)
JPMorgan Chase	NZD	4,501	USD	3,428	04/30/15	72
JPMorgan Chase	PEN	7,758	USD	2,549	04/16/15	48
JPMorgan Chase	SGD	5,852	USD	4,371	04/16/15	108
JPMorgan Chase	TRY	5,488	USD	2,304	04/16/15	200
Royal Bank of Canada	USD	8,452	CAD	10,708	05/07/15	(1)
Royal Bank of Canada	USD	328	GBP	221	05/07/15	—
Royal Bank of Canada	USD	5,598	GBP	3,784	05/07/15	14
Royal Bank of Canada	USD	2,582	NOK	19,711	04/08/15	(135)
Royal Bank of Canada	USD	5,491	NOK	44,403	04/08/15	21
Royal Bank of Canada	USD	7,844	NOK	63,433	04/08/15	30
Royal Bank of Canada	USD	162	NOK	1,308	05/07/15	—
Royal Bank of Canada	USD	2,351	NOK	19,030	05/07/15	9
Royal Bank of Canada	GBP	3,784	USD	5,599	04/08/15	(14)
Royal Bank of Canada	JPY	420,056	USD	3,528	04/30/15	24
Royal Bank of Canada	NOK	19,030	USD	2,353	04/08/15	(9)
Royal Bank of Canada	NOK	45,992	USD	6,025	04/08/15	315
Royal Bank of Canada	NOK	65,703	USD	8,607	04/08/15	451
Royal Bank of Canada	NOK	3,052	USD	378	05/07/15	—
Royal Bank of Canada	NOK	4,360	USD	540	05/07/15	—
Royal Bank of Canada	NOK	44,403	USD	5,486	05/07/15	(21)
Royal Bank of Canada	NOK	63,433	USD	7,837	05/07/15	(30)
Royal Bank of Canada	SEK	20,914	USD	2,508	04/08/15	80
Skandinaviska Enskilda Bank	SEK	16,908	USD	1,995	04/30/15	31
Standard Chartered	USD	2,485	AUD	3,186	04/08/15	(59)
Standard Chartered	USD	8,344	JPY	995,471	04/08/15	(44)
Standard Chartered	USD	2,562	NZD	3,400	04/08/15	(21)
Standard Chartered	AUD	10,621	USD	8,283	04/08/15	197
Standard Chartered	CAD	662	USD	529	04/30/15	7
Standard Chartered	CHF	1,398	USD	1,428	04/30/15	(13)
Standard Chartered	EUR	863	USD	923	04/30/15	(9)
Standard Chartered	EUR	1,725	USD	1,871	04/30/15	31
Standard Chartered	JPY	886,759	EUR	6,858	04/30/15	(10)
Standard Chartered	NZD	4,852	USD	3,706	04/30/15	89
State Street	USD	219	CHF	208	04/08/15	(5)
State Street	USD	27	EUR	24	04/08/15	(1)
State Street	USD	5,848	GBP	3,784	04/08/15	(234)
State Street	USD	208	NOK	1,589	04/08/15	(11)
State Street	USD	297	NOK	2,270	04/08/15	(16)
State Street	CHF	89	USD	94	04/08/15	2

See accompanying notes which are an integral part of this quarterly report.

40 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	CHF	297	USD	313	04/08/15	8
State Street	EUR	41	USD	45	04/08/15	4
State Street	NOK	681	USD	89	04/08/15	5
State Street	NZD	68	USD	51	04/08/15	—
State Street	SEK	57	USD	7	04/08/15	—
UBS	USD	7,148	JPY	865,504	04/30/15	72
UBS	USD	1,961	SEK	16,951	04/30/15	8
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,437

Index Swap Contracts (*)
Amounts in thousands

Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	12,522	04/30/15	58
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	12,343	08/31/15	74
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	9,124	10/30/15	42
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	4,049	11/30/15	19
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	8,099	11/30/15	38
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					231

(*)	Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate plus a fee ranging from 0.10% to 0.16%.

Interest Rate Swap Contracts

Amounts in thousands
							Termination	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$
Barclays	USD	425	Three Month LIBOR	2.417%			11/15/27	(42)
Barclays	USD	425	Three Month LIBOR	2.481%			11/15/27	(46)
Citigroup	USD	850	Three Month LIBOR	2.714%			08/15/42	(59)
Citigroup	USD	685	Three Month LIBOR	3.676%			11/15/43	(191)
JPMorgan Chase	HKD	17,500	Three Month HIBOR	2.365%			03/29/21	(91)
JPMorgan Chase	SGD	2,850	Six Month SIBOR	2.270%			03/31/21	(10)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)								(439)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
						Fund (Pays)/
						Receives	Termination	Fair Value
Reference Entity			Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Investment Grade Index		Goldman Sachs		USD	5,000	1.000%	06/20/20	90
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $93								90

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 41

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3	Total
Long-Term Investments
Asset-Backed Securities		$—	$80,883		$2,803		$83,686
Corporate Bonds and Notes		—	129,825		4,717		134,542
International Debt		—	42,049		—		42,049
Loan Agreements		—	3,814		—		3,814
Mortgage-Backed Securities		—	195,068		1,049		196,117
Municipal Bonds		—	6,240		—		6,240
Non-US Bonds		—	26,178		—		26,178
United States Government Agencies		—	2,596		—		2,596
United States Government Treasuries		—	196,646		—		196,646
Common Stocks		6	—		—		6
Preferred Stocks		1,369	—		—		1,369
Options Purchased		—	34		—		34
Short-Term Investments		—	237,385		—		237,385
Total Investments		1,375	920,718		8,569		930,662

Other Financial Instruments
Futures Contracts		915	—		—		915
Options Written		—	(45)		—		(45)
Foreign Currency Exchange Contracts		130	1,307		—		1,437
Index Swap Contracts		—	231		—		231
Interest Rate Swap Contracts		—	(439)		—		(439)
Credit Default Swap Contracts		—	90		—		90
Total Other Financial Instruments*		$1,045	$1,144		$—		$2,189

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2015, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for  period ended March 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

42 Core Bond Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.9%			Sponda OYJ(Ñ)	287,274	1,232
Australia - 5.2%					1,872
BGP Holdings PLC(Å)(Æ)	926,311	—
Dexus Property Group(ö)	396,813	2,284	France - 4.0%
Federation Centres(ö)	1,198,792	2,770	Fonciere Des Regions(Ñ)(ö)	29,671	2,935
Goodman Group(ö)	1,025,838	4,943	Fonciere Des Regions(Æ)(Ñ)(ö)	1,014	98
GPT Group (The)(ö)	349,879	1,215	Gecina SA(ö)	47,469	6,420
Investa Office Fund(ö)	178,894	530	Klepierre - GDR(ö)	224,777	11,042
Mirvac Group(ö)	648,659	991	Mercialys SA(ö)	43,202	1,098
Novion Property Group(Ñ)(ö)	2,295,731	4,376	Unibail-Rodamco SE(ö)	40,359	10,895
Scentre Group(Æ)(ö)	3,219,611	9,148			32,488
Stockland(ö)	1,263,355	4,317
Westfield Corp.(Æ)(ö)	1,530,064	11,099	Germany - 2.2%
		41,673	Deutsche Annington Immobilien SE	71,398	2,413
			Deutsche Euroshop AG	10,905	542
Austria - 0.1%			Deutsche Wohnen AG	384,941	9,871
Atrium European Real Estate, Ltd.(Æ)	62,564	292	LEG Immobilien AG	55,958	4,449
Buwog AG(Æ)	9,724	200	Prime Office AG(Æ)	50,307	219
Conwert Immobilien Invest SE(Æ)	1	—	TAG Immobilien AG	739	10
		492			17,504

Belgium - 0.0%			Hong Kong - 8.5%
Cofinimmo SA(ö)	1,648	193	Champion REIT(Æ)(ö)	636,593	302
			Hang Lung Properties, Ltd. - ADR	323,000	909
Brazil - 0.3%			Henderson Land Development Co., Ltd.	373,100	2,617
BR Malls Participacoes SA	259,718	1,378	Hongkong Land Holdings, Ltd.	1,750,901	13,228
BR Properties SA	83,200	341	Hysan Development Co., Ltd.	776,000	3,407
Iguatem Emp De Shopping Centers			Kerry Properties, Ltd.	327,500	1,139
SA(Æ)	60,300	533	Link REIT (The)(ö)	1,943,000	11,957
		2,252	New World Development Co., Ltd.	6,139,748	7,105
			Sino Land Co., Ltd.	440,000	717
Canada - 1.5%			Sun Hung Kai Properties, Ltd.	1,160,125	17,861
Allied Properties Real Estate Investment			Swire Properties, Ltd.	666,468	2,166
Trust(ö)	83,600	2,660	Wharf Holdings, Ltd. (The)	1,014,789	7,075
Boardwalk Real Estate Investment					68,483
Trust(ö)	13,970	650
Brookfield Canada Office Pro(Æ)(ö)	22,596	512	Ireland - 0.0%
Calloway Real Estate Investment Trust(ö)	8,444	194	Hibernia Reit Public Limited Co.(Æ)(ö)	297,082	373
Canadian Apartment Properties REIT(ö)	4,636	107
Canadian Real Estate Investment			Italy - 0.2%
Trust(ö)	42,900	1,575	Beni Stabili SpA SIIQ(Ñ)(ö)	1,662,546	1,303
Chartwell Retirement Residences	83,664	816
Crombie Real Estate Investment			Japan - 11.9%
Trust(Æ)(ö)	29,644	316	Activia Properties, Inc.(Ñ)(ö)	299	2,614
First Capital Realty, Inc. Class A	50,212	782	Advance Residence Investment Corp.(ö)	158	379
H&R Real Estate Investment Trust(Ñ)(ö)	85,200	1,569	Aeon Mall Co., Ltd.	170,900	3,387
Pure Industrial Real Estate Trust(Æ)(Ñ)	105,807	422	Daibiru Corp.	8,000	83
RioCan Real Estate Investment Trust(ö)	105,031	2,402	Daiwa House Residential Investment
		12,005	Corp.(Æ)	85	372
			Daiwa House Residential Investment
China - 0.5%			Corp.(ö)	22	48
China Resources Land, Ltd.	205,555	579	Daiwa Office Investment Corp.(ö)	57	307
China Vanke Co., Ltd.(Æ)(Ñ)	1,244,700	2,955	Frontier Real Estate Investment Corp.(ö)	34	162
Dalian Wanda Commercial Properties			GLP J-Reit(ö)	725	751
Co., Ltd. Class H(Æ)(Þ)	53,300	330	Hulic Co., Ltd.	215,300	2,414
Guangzhou R&F Properties Co., Ltd.	337,200	345	Hulic Reit, Inc.(ö)	2,049	3,146
		4,209	Industrial & Infrastructure Fund
			Investment Corp.(ö)	2	9
Finland - 0.2%			Japan Excellent, Inc.(ö)	42	55
Citycon OYJ(Æ)	197,201	640

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 43

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Japan Hotel REIT Investment Corp.			Mapletree Logistics Trust(Æ)(ö)	167,381	152
(Æ)(ö)	2,154	1,533	SPH REIT(Æ)(ö)	297,000	225
Japan Logistics Fund, Inc.(ö)	45	93	Suntec Real Estate Investment Trust(ö)	534,897	722
Japan Prime Realty Investment Corp.			UOL Group, Ltd.	91,000	505
Class A(ö)	332	1,142			26,678
Japan Real Estate Investment Corp.(ö)	458	2,154
Japan Retail Fund Investment Corp.(ö)	1,235	2,455	Spain - 0.3%
Kenedix Office Investment Corp. Class			Hispania Activos Inmobiliarios SAU(Æ)	97,770	1,287
A(ö)	233	1,277	Lar Espana Real Estate Socimi SA(Æ)(ö)	79,811	921
Kenedix Retail REIT Corp.(ö)	264	613			2,208
Mitsubishi Estate Co., Ltd.	667,867	15,502
Mitsui Fudosan Co., Ltd.	818,129	24,046	Sweden - 0.6%
Mori Hills REIT Investment Corp. Class			Atrium Ljungberg AB(Æ)	21,404	326
A(ö)	1,291	1,819	Castellum AB	105,707	1,600
Mori Trust Sogo Reit, Inc.(ö)	8	17	Fabege AB(Æ)(Ñ)	90,021	1,291
Nippon Accommodations Fund, Inc.(ö)	3	11	Fastighets AB Balder Class B(Æ)	776	13
Nippon Building Fund, Inc.(ö)	976	4,792	Hemfosa Fastigheter AB(Æ)	800	18
Nippon Healthcare Investment Corp.			Hufvudstaden AB Class A(Æ)(Ñ)	73,295	1,007
(Æ)(Ñ)	17	39	Wihlborgs Fastigheter AB	43,434	839
Nippon Prologis REIT, Inc.(ö)	1,445	3,183			5,094
Nomura Master Real Estate Fund, Inc.
(Æ)	2,039	2,532	Switzerland - 0.5%
			Mobimo Holding AG(Æ)	407	96
Nomura Real Estate Office Fund, Inc.			PSP Swiss Property AG(Æ)	16,860	1,589
Class A(ö)	416	2,022
NTT Urban Development Corp.	12,400	124	Swiss Prime Site AG Class A(Æ)	28,618	2,487
Orix JREIT, Inc.(ö)	543	777			4,172
Premier Investment Corp.(ö)	19	109	United Kingdom - 7.0%
Sumitomo Realty & Development Co.,			Big Yellow Group PLC(ö)	386,228	3,708
Ltd.	323,000	11,631	British Land Co. PLC (The)(ö)	284,284	3,507
Tokyo Tatemono Co., Ltd.	450,000	3,298	Capital & Counties Properties PLC	98,129	583
Tokyu Fudosan Holdings Corp.	119,000	812	Capital & Regional PLC(ö)	709,408	608
Tokyu REIT, Inc.(ö)	56	73	Derwent London PLC(ö)	137,290	6,960
United Urban Investment Corp.(ö)	1,152	1,794	Grainger PLC	146,953	449
		95,575	Great Portland Estates PLC(ö)	323,979	3,896
			Green REIT PLC(Æ)(ö)	81,350	143
Netherlands - 1.5%			Hammerson PLC(ö)	1,038,614	10,238
Eurocommercial Properties NV	17,337	795
NSI NV(ö)	589,908	2,654	Helical Bar PLC	206	1
Vastned Retail NV(ö)	369	18	Intu Properties PLC Class H(ö)	138,005	712
Wereldhave NV(ö)	123,433	8,292	Land Securities Group PLC(ö)	958,027	17,803
		11,759	LXB Retail Properties(Æ)	355,323	701
			Quintain Estates & Development
Norway - 0.1%			PLC(Æ)	830,745	1,165
Entra ASA(Æ)(Þ)	50,911	530	Safestore Holdings PLC(ö)	89,266	385
Norwegian Property ASA(Æ)	87,102	112	Segro PLC(ö)	372,505	2,303
		642	Shaftesbury PLC(ö)	37,437	461
			ST Modwen Properties PLC	34,600	228
Singapore - 3.3%			Unite Group PLC (The)	212,308	1,844
Ascendas Real Estate Investment			Urban&Civic plc(Æ)	120,155	461
Trust(Æ)(ö)	2,127,268	4,012	Workspace Group PLC(ö)	11,364	144
CapitaCommercial Trust(Æ)(ö)	1,272,512	1,634			56,300
CapitaLand, Ltd.	2,730,600	7,112
CapitaMall Trust Class A(Æ)(ö)	1,094,094	1,751	United States - 49.0%
CDL Hospitality Trusts(Æ)(ö)	41,051	52	Acadia Realty Trust(ö)	21,765	760
City Developments, Ltd.	400,507	2,933	Alexandria Real Estate Equities, Inc.(ö)	9,995	980
Global Logistic Properties, Ltd.	3,470,900	6,686	American Assets Trust, Inc.(ö)	29,959	1,297
Keppel Land, Ltd.	83,000	269	American Homes 4 Rent Class A(ö)	173,635	2,873
Keppel REIT(ö)	358,617	314	American Realty Capital Properties,
Mapletree Commercial Trust(Æ)(ö)	159,486	186	Inc.(ö)	8,913	88
Mapletree Industrial Trust(Æ)(ö)	108,855	125

See accompanying notes which are an integral part of this quarterly report.

44 Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Apartment Investment & Management			Paramount Group, Inc.(ö)	94,153		1,817
Co. Class A(ö)	110,403	4,345	Parkway Properties, Inc.(ö)	5,567		97
AvalonBay Communities, Inc.(ö)	115,035	20,046	Pebblebrook Hotel Trust(ö)	2,711		126
Aviv REIT, Inc.(ö)	3,272	119	Piedmont Office Realty Trust, Inc. Class
Belmond, Ltd. Class A(Æ)	223,751	2,748	A(ö)	120,347		2,240
BioMed Realty Trust, Inc.(ö)	92,119	2,087	Prologis, Inc.(ö)	267,133		11,637
Boston Properties, Inc.(ö)	97,506	13,698	PS Business Parks, Inc.(ö)	1,951		162
Brixmor Property Group, Inc.(ö)	118,800	3,154	Public Storage(ö)	100,434		19,800
Camden Property Trust(ö)	54,398	4,250	Ramco-Gershenson Properties Trust(ö)	1,302		24
Chesapeake Lodging Trust(ö)	55,927	1,892	Realty Income Corp.(Ñ)(ö)	80,981		4,179
Corporate Office Properties Trust(ö)	15,112	444	Regency Centers Corp.(ö)	119,871		8,156
Cousins Properties, Inc.(ö)	361,413	3,831	Retail Opportunity Investments Corp.(ö)	136,302		2,495
CubeSmart Class A(ö)	107,746	2,602	Rexford Industrial Realty, Inc.(ö)	25,904		410
DDR Corp.(ö)	610,382	11,365	RLJ Lodging Trust(ö)	66,886		2,094
DiamondRock Hospitality Co.(ö)	5,935	84	Ryman Hospitality Properties, Inc.(ö)	1,499		91
Douglas Emmett, Inc.(ö)	178,316	5,315	Senior Housing Properties Trust(ö)	110,750		2,458
Duke Realty Corp.(ö)	51,445	1,120	Simon Property Group, Inc.(ö)	198,162		38,767
DuPont Fabros Technology, Inc.(ö)	234	8	SL Green Realty Corp.(ö)	85,966		11,036
EastGroup Properties, Inc.(ö)	21,276	1,280	Sovran Self Storage, Inc.(ö)	11,945		1,122
Education Realty Trust, Inc.(ö)	17,821	631	Spirit Realty Capital, Inc.(ö)	201,931		2,439
Empire State Realty Trust, Inc. Class			Starwood Hotels & Resorts Worldwide,
A(ö)	210,973	3,968	Inc.	41,288		3,447
Equity Commonwealth(Æ)(ö)	95,778	2,543	Starwood Waypoint Residential Trust(Æ)
Equity LifeStyle Properties, Inc. Class			(ö)	86,372		2,233
A(ö)	39,747	2,185	Store Capital Corp.(ö)	46,381		1,083
Equity One, Inc.(ö)	11,371	303	Strategic Hotels & Resorts, Inc.(Æ)(ö)	16,523		205
Equity Residential(ö)	301,274	23,457	Sun Communities, Inc.(ö)	58,763		3,921
Essex Property Trust, Inc.(ö)	29,018	6,672	Sunstone Hotel Investors, Inc.(ö)	10,497		175
Extended Stay America, Inc.	149,578	2,921	Tanger Factory Outlet Centers, Inc.(ö)	72,647		2,555
Extra Space Storage, Inc.(ö)	79,317	5,360	UDR, Inc.(ö)	210,364		7,159
Federal Realty Investment Trust(ö)	46,820	6,892	Urban Edge Properties(ö)	27,760		658
FelCor Lodging Trust, Inc.(ö)	13,600	156	Ventas, Inc.(ö)	107,571		7,855
First Industrial Realty Trust, Inc.(ö)	1,885	40	Vornado Realty Trust(ö)	144,876		16,226
Forest City Enterprises, Inc. Class A(Æ)	28,530	728	WP Glimcher, Inc.(ö)	30,751		511
General Growth Properties, Inc.(ö)	325,186	9,609				394,309
Gramercy Property Trust, Inc.(ö)	73,724	2,070
HCP, Inc.(ö)	31,660	1,368	Total Common Stocks
Health Care, Inc.(ö)	158,558	12,266	(cost $634,212)			779,584
Healthcare Realty Trust, Inc.(ö)	104,003	2,889
Healthcare Trust of America, Inc. Class			Short-Term Investments - 2.1%
A(ö)	140,873	3,925	United States - 2.1%
Hilton Worldwide Holdings, Inc.(Æ)	209,551	6,207	Russell U.S. Cash Management Fund	17,095,590	(8)	17,096
Home Properties, Inc.(ö)	29,174	2,022	Total Short-Term Investments
Host Hotels & Resorts, Inc.(ö)	735,747	14,846	(cost $17,096)			17,096
Hudson Pacific Properties, Inc.(ö)	124,819	4,143
Icad, Inc.(ö)	19,543	1,765	Other Securities - 2.0%
Kilroy Realty Corp.(ö)	54,949	4,186	Russell U.S. Cash Collateral Fund(×)	16,456,284	(8)	16,456
Kimco Realty Corp.(ö)	106,460	2,858	Total Other Securities
La Quinta Holdings, Inc.(Æ)	101,581	2,405	(cost $16,456)			16,456
LaSalle Hotel Properties(ö)	99,865	3,880
Liberty Property Trust(ö)	45,600	1,628	Total Investments 101.0%
Macerich Co. (The)(ö)	62,974	5,310	(identified cost $667,764)			813,136
Mack-Cali Realty Corp.(ö)	73,955	1,426
Mid-America Apartment Communities,
Inc.(ö)	73,587	5,686	Other Assets and Liabilities, Net
Monogram Residential Trust, Inc.(ö)	122,796	1,144	-(1.0%)			(8,433)
National Health Investors, Inc.(ö)	25,100	1,782	Net Assets - 100.0%			804,703
National Retail Properties, Inc.(ö)	108,404	4,441
Omega Healthcare Investors, Inc.(Ñ)(ö)	74,754	3,033

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 45

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition			Amount ($)		Unit	(000)	(000)
Securities		Date			or shares		$	$	$
0.0%
BGP Holdings PLC		08/06/09		AUD	926,311		—	—	—
									—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
									Unrealized
									Appreciation
		Number of			Notional		Expiration		(Depreciation)
		Contracts			Amount		Date		$
Long Positions
FTSE/EPRA EUROPE Index Futures			272		EUR	6,164	06/15		67
Hang Seng Index Futures			7		HKD	8,732	04/15		17
MSCI SING IX ETS Futures			9		SGD	684	04/15		2
S&P E-Mini US Real Estate Select Sector Index Futures			200		USD	6,184	06/15		175
S&P Mid 400 E-Mini Index Futures			17		USD	2,584	06/15		44
S&P/TSX 60 Index Futures			4		CAD	692	06/15		1
SPI 200 Index Futures			8		AUD	1,177	06/15		6
TOPIX Index Futures			13		JPY	200,655	06/15		21
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									333

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
		Amount			Amount				(Depreciation)
Counterparty		Sold			Bought		Settlement Date		$
Bank of America	USD	76			AUD	100	06/17/15		—
Bank of America	USD	1			CHF	1	04/02/15		—
Bank of America	USD	1			EUR	1	04/01/15		—
Bank of America	USD	538			EUR	500	06/17/15		—
Bank of America	USD	1			GBP	—	04/02/15		—
Bank of America	USD	28			GBP	19	04/02/15		—
Bank of America	USD	35			GBP	24	04/02/15		—
Bank of America	USD	49			GBP	33	04/02/15		—
Bank of America	USD	129			HKD	1,000	06/17/15		—
Bank of America	USD	167			JPY	20,000	06/17/15		—
Bank of America	EUR	—			USD	—	04/01/15		—
Bank of America	EUR	2			USD	2	04/02/15		—
Bank of America	EUR	200			USD	219	06/17/15		8
Bank of America	HKD	500			USD	64	06/17/15		—
Bank of America	JPY	10,000			USD	84	06/17/15		—
Bank of America	SGD	313			USD	228	04/06/15		—
Bank of New York	AUD	200			USD	156	06/17/15		4
Bank of New York	CAD	100			USD	80	06/17/15		1
Bank of New York	EUR	600			USD	659	06/17/15		13
Bank of New York	HKD	500			USD	64	06/17/15		—
Bank of New York	JPY	20,000			USD	168	06/17/15		1
Citigroup	AUD	100			USD	76	06/17/15		—
Citigroup	EUR	150			USD	161	06/17/15		(1)
Citigroup	JPY	20,000			USD	165	06/17/15		(2)
Commonwealth Bank of Australia	USD	369			HKD	2,864	06/17/15		—
Commonwealth Bank of Australia	USD	180			SGD	251	06/17/15		3
JPMorgan Chase	JPY	6,331			USD	53	04/01/15		—
JPMorgan Chase	SGD	37			USD	27	04/01/15		—
JPMorgan Chase	SGD	51			USD	38	04/01/15		—
JPMorgan Chase	SGD	65			USD	47	04/01/15		—
JPMorgan Chase	SGD	89			USD	65	04/01/15		—
JPMorgan Chase	SGD	237			USD	173	04/01/15		1

See accompanying notes which are an integral part of this quarterly report.

46 Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	369	HKD	2,864	06/17/15	—
State Street	USD	55	AUD	72	04/02/15	—
State Street	USD	72	AUD	94	04/02/15	—
State Street	USD	130	AUD	171	04/07/15	—
State Street	USD	150	AUD	197	04/07/15	—
State Street	USD	152	AUD	200	06/17/15	(1)
State Street	USD	227	AUD	300	06/17/15	1
State Street	USD	622	AUD	825	06/17/15	4
State Street	USD	78	CAD	100	06/17/15	—
State Street	USD	79	CAD	100	06/17/15	—
State Street	USD	283	CAD	362	06/17/15	2
State Street	USD	29	EUR	27	04/02/15	—
State Street	USD	319	EUR	300	06/17/15	4
State Street	USD	1,082	EUR	1,000	06/17/15	(6)
State Street	USD	1,584	EUR	1,500	06/17/15	30
State Street	USD	2,617	EUR	2,472	06/17/15	45
State Street	USD	1	GBP	1	04/01/15	—
State Street	USD	3	GBP	2	04/02/15	—
State Street	USD	9	GBP	6	04/02/15	—
State Street	USD	14	GBP	9	04/02/15	—
State Street	USD	16	GBP	11	04/02/15	—
State Street	USD	17	GBP	11	04/02/15	—
State Street	USD	21	GBP	14	04/02/15	—
State Street	USD	33	GBP	23	04/02/15	—
State Street	USD	236	GBP	159	04/02/15	—
State Street	USD	129	HKD	1,000	06/17/15	—
State Street	USD	129	HKD	1,000	06/17/15	—
State Street	USD	193	HKD	1,500	06/17/15	—
State Street	USD	113	JPY	13,587	04/03/15	—
State Street	USD	83	JPY	10,000	06/17/15	1
State Street	USD	250	JPY	30,000	06/17/15	1
State Street	USD	412	JPY	50,000	06/17/15	5
State Street	USD	930	JPY	112,695	06/17/15	10
State Street	USD	86	SGD	120	06/17/15	1
State Street	AUD	147	USD	112	04/02/15	1
State Street	AUD	346	USD	263	04/07/15	—
State Street	EUR	500	USD	545	06/17/15	6
State Street	HKD	157	USD	20	04/01/15	—
State Street	JPY	10,000	USD	84	06/17/15	1
State Street	SGD	89	USD	65	04/02/15	—
State Street	SGD	98	USD	71	04/02/15	—
State Street	SGD	116	USD	85	04/02/15	—
State Street	SGD	130	USD	95	04/06/15	—
UBS	USD	176	AUD	231	06/17/15	—
UBS	USD	140	CAD	178	06/17/15	1
UBS	USD	26	EUR	23	04/01/15	(1)
UBS	USD	2,700	EUR	2,529	06/17/15	21
UBS	USD	188	HKD	1,457	06/17/15	—
UBS	USD	18	JPY	2,191	04/01/15	—
UBS	USD	688	JPY	83,013	06/17/15	5
UBS	USD	4	SGD	6	04/01/15	—
UBS	USD	68	SGD	95	06/17/15	1
UBS	USD	180	SGD	251	06/17/15	2
UBS	AUD	6	USD	4	04/01/15	—
UBS	CAD	—	USD	—	04/01/15	—
UBS	HKD	12	USD	2	04/01/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						162

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 47

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Australia	$—	$41,673			$—		$41,673
Austria	—	492			—		492
Belgium	—	193			—		193
Brazil	2,252	—			—		2,252
Canada	12,005	—			—		12,005
China	—	4,209			—		4,209
Finland	—	1,872			—		1,872
France	8,174	24,314			—		32,488
Germany	—	17,504			—		17,504
Hong Kong	—	68,483			—		68,483
Ireland	—	373			—		373
Italy	—	1,303			—		1,303
Japan	613	94,962			—		95,575
Netherlands	—	11,759			—		11,759
Norway	—	642			—		642
Singapore	—	26,678			—		26,678
Spain	—	2,208			—		2,208
Sweden	—	5,094			—		5,094
Switzerland	—	4,172			—		4,172
United Kingdom	—	56,300			—		56,300
United States	392,544	1,765			—		394,309
Short-Term Investments	—	17,096			—		17,096
Other Securities	—	16,456			—		16,456
Total Investments	415,588	397,548			—		813,136

Other Financial Instruments
Futures Contracts	333	—			—		333
Foreign Currency Exchange Contracts	52	110			—		162
Total Other Financial Instruments*	$385	$110			$—		$495

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

48 Global Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — March 31, 2015 (Unaudited)

Footnotes:
(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(~ )	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(Ø)	In default.
(ß)	Illiquid security.
(x)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(∞)	Unrounded units

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Notes to Schedules of Investments 49

Russell Investment Funds

Notes to Schedules of Investments, continued — March 31, 2015 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese yuan renminbi	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

50 Notes to Schedules of Investments

Russell Investment Funds

Notes to Quarterly Report — March 31, 2015 (Unaudited)

1. Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value ("NAV") to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows: Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical

Notes to Quarterly Report 51

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2015 (Unaudited)

relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using

52 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2015 (Unaudited)

proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2, as was the case with the Non-U.S. Fund and the Global Real Estate Securities Fund. Examples of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Multi-Style Equity and Aggressive Equity Funds had no transfers between Levels 1, 2 and 3 for the period ended March 31, 2015. The Non-U.S. and Global Real Estate Securities Funds had no transfers between Level 1, 2, and 3 other than as a result of application of fair value pricing for the period ended March 31, 2015.

At the beginning of the period, the Core Bond Fund had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources were not available. As of March 31, 2015, the amount transferred from Level 2 to level 3 was $569,854.

Level 3 Fair Value Investments

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows: Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Notes to Quarterly Report 53

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2015 (Unaudited)

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis: (a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the

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clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.

For the period ended March 31, 2015, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Exposing cash to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

As of March 31, 2015, the Funds had no cash collateral balances in connection with forward contracts purchased (sold). The Funds’ period end foreign currency contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2015.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended March 31, 2015, the Core Bond Fund purchased/sold options primarily for return enhancement and hedging.

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The Core Bond Fund's period end options contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2015.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended March 31, 2015, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash to markets
Aggressive Equity Fund	Exposing cash to markets
Non-U.S. Fund	Hedging and exposing cash to markets
Core Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

As of March 31, 2015, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures
Multi-Style Equity Fund	$1,320,000
Aggressive Equity Fund	1,045,001
Non-U.S. Fund	2,900,000
Core Bond Fund	2,541,000
Global Real Estate Securities Fund	1,570,000

The Funds’ period end futures contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2015.

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, index (total return), and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of

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the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of RIMCo. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

As of March 31, 2015, the Core Bond Fund had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker
Core Bond Fund	$1,145,243	$330,000

Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, sovereign issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Core Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be

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representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2015, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended March 31, 2015, the Core Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund's period end credit default swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2015.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an

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acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps. Certain standardized swaps, including interest rate swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject the Fund to increased costs or margin requirements.

For the period ended March 31, 2015, the Core Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund's period end interest rate swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2015.

Index Swaps

Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended March 31, 2015, the Core Bond Fund entered into index swaps primarily for the strategy of exposing cash to markets.

The Core Bond Fund's period end index swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2015.

Currency Swaps

Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended March 31, 2015, none of the Funds entered into currency swaps.

Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities

Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA, Master Repo and Master Forward Agreements. Certain funds employ multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the

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Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of March 31, 2015, the Core Bond Fund had no unfunded loan commitments.

Certificates of Participation

Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

The Core Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

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Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of

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Notes to Quarterly Report, continued — March 31, 2015 (Unaudited)

non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

62 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2015 (Unaudited)

Forward Commitments

The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade in which the Core Bond Fund may invest. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

3. Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of March 31, 2015, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded

Notes to Quarterly Report 63

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2015 (Unaudited)

as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH and approved by RIMCo.

4. Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo advises the Funds and RFSC is the Funds' administrator and transfer and disbursing agent. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company ("FRC") (which is an indirect subsidiary of London Stock Exchange Group plc). FRC provides ongoing money manager research to RIF and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of March 31, 2015, the Funds had invested $240,296,683 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $36,519,783 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

5. Federal Income Taxes

At March 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Aggressive Equity			Global Real Estate
	Fund	Fund	Non-U.S. Fund	Core Bond Fund	Securities Fund
Cost of Investments	$413,266,604	$229,306,826	$331,284,749	$921,801,329	$691,387,723
Unrealized Appreciation	$87,653,673	$42,860,330	$75,704,718	$15,306,610	$129,314,174
Unrealized Depreciation	(5,814,839)	(6,901,164)	(17,530,031)	(6,445,655)	(7,565,665)
Net Unrealized Appreciation (Depreciation)	$81,838,834	$35,959,166	$58,174,687	$8,860,955	$121,748,509

6. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund, if any, that are illiquid.

7. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten Russell Investment Company funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the actions.

64 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2015 (Unaudited)

8. Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of this Quarterly Report or additional disclosures.

Notes to Quarterly Report 65

Russell Investment Funds

Shareholder Requests for Additional Information — March 31, 2015 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your Insurance Company for further details.

66 Shareholder Requests for Additional Information

Russell Investment Funds	1301 Second Avenue		800-787-7354
	Seattle, Washington 98101	Fax:	206-505-3495
www.russell.com

2015 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

MARCH 31, 2015

FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds.

     Russell Investment Funds LifePoints® Funds Variable Target Portfolio Series

Quarterly Report

March 31, 2015 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2015. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds Moderate Strategy Fund

Schedule of Investments — March 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)
			Fair
			Value
		Shares	$
	Investments 100.0%
	Russell Investment Company
	("RIC") and other Russell
	Investment Funds ("RIF") Series
	Mutual Funds
	Alternative - 5.9%

	RIC Russell Commodity Strategies Fund
	Class Y	349,358	2,250
	RIC Russell Global Infrastructure Fund
	Class Y	289,630	3,449
	RIF Global Real Estate Securities Fund	71,138	1,151
			6,850
	Domestic Equities - 16.9%

	RIC Russell U.S. Defensive Equity Fund
	Class Y	96,578	4,558
	RIC Russell U.S. Dynamic Equity Fund
	Class Y	298,250	3,418
	RIF Aggressive Equity Fund	293,454	4,637
	RIF Multi-Style Equity Fund	378,892	6,816
			19,429
	Fixed Income - 61.3%

	RIC Russell Global Opportunistic Credit
	Fund Class Y	1,213,918	11,520

	RIC Russell Investment Grade Bond Fund
	Class Y	819,131	18,471
	RIF Core Bond Fund	3,762,611	40,411
			70,402
	International Equities - 15.9%
	RIC Russell Emerging Markets Fund
	Class Y	266,918	4,578
	RIC Russell Global Equity Fund Class Y	587,522	6,839
	RIF Non-U.S. Fund	570,543	6,846
			18,263

	Total Investments 100.0%
	(identified cost $103,472)		114,944

	Other Assets and Liabilities, Net
-	(0.0%)		(38)

	Net Assets - 100.0%		114,906

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 3

Russell Investment Funds Balanced Strategy Fund

Schedule of Investments — March 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)
			Fair
			Value
		Shares	$
Investments 100.0% Russell Investment Company ("RIC") and other Russell Investment Funds ("RIF") Series Mutual Funds Alternative - 8.0%

	RIC Russell Commodity Strategies Fund
	Class Y	1,443,312	9,295
	RIC Russell Global Infrastructure Fund
	Class Y	1,069,941	12,743
	RIF Global Real Estate Securities Fund	197,385	3,194
			25,232
	Domestic Equities - 28.9%

	RIC Russell U.S. Defensive Equity Fund
	Class Y	467,660	22,073
	RIC Russell U.S. Dynamic Equity Fund
	Class Y	1,929,980	22,118
	RIF Aggressive Equity Fund	1,217,602	19,238
	RIF Multi-Style Equity Fund	1,573,297	28,304
			91,733
	Fixed Income - 37.2%

	RIC Russell Global Opportunistic Credit
	Fund Class Y	3,011,470	28,579
	RIF Core Bond Fund	8,318,774	89,343
			117,922
	International Equities - 25.9%
	RIC Russell Emerging Markets Fund
	Class Y	1,104,752	18,946
	RIC Russell Global Equity Fund Class Y	2,706,588	31,505
	RIF Non-U.S. Fund	2,631,269	31,575
			82,026

	Total Investments 100.0%
	(identified cost $271,967)		316,913

	Other Assets and Liabilities, Net
-	(0.0%)		(85)

	Net Assets - 100.0%		316,828

See accompanying notes which are an integral part of this quarterly report.

4 Balanced Strategy Fund

Russell Investment Funds Growth Strategy Fund

Schedule of Investments — March 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)
			Fair
			Value
		Shares	$
Investments 100.0% Russell Investment Company ("RIC") and other Russell Investment Funds ("RIF") Series Mutual Funds Alternative - 12.0%

	RIC Russell Commodity Strategies Fund
	Class Y	1,297,284	8,355
	RIC Russell Global Infrastructure Fund
	Class Y	896,469	10,677
	RIF Global Real Estate Securities Fund	396,666	6,418
			25,450
	Domestic Equities - 37.0%

	RIC Russell U.S. Defensive Equity Fund
	Class Y	358,413	16,917
	RIC Russell U.S. Dynamic Equity Fund
	Class Y	1,478,093	16,939
	RIF Aggressive Equity Fund	1,230,667	19,444
	RIF Multi-Style Equity Fund	1,406,889	25,310
			78,610
	Fixed Income - 17.1%

	RIC Russell Global Opportunistic Credit
	Fund Class Y	1,122,221	10,650
	RIF Core Bond Fund	2,396,278	25,736
			36,386
	International Equities - 33.9%
	RIC Russell Emerging Markets Fund
	Class Y	1,116,300	19,144
	RIC Russell Global Equity Fund Class Y	2,176,173	25,331
	RIF Non-U.S. Fund	2,289,995	27,480
			71,955

	Total Investments 100.0%
	(identified cost $182,949)		212,401

	Other Assets and Liabilities, Net
-	(0.0%)		(57)

	Net Assets - 100.0%		212,344

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 5

Russell Investment Funds Equity Growth Strategy Fund

Schedule of Investments — March 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)
			Fair
			Value
		Shares	$
Investments 100.0% Russell Investment Company ("RIC") and other Russell Investment Funds ("RIF") Series Mutual Funds Alternative - 12.0%

	RIC Russell Commodity Strategies Fund
	Class Y	324,369	2,089
	RIC Russell Global Infrastructure Fund
	Class Y	222,324	2,648
	RIF Global Real Estate Securities Fund	98,262	1,590
			6,327
	Domestic Equities - 40.0%

	RIC Russell U.S. Defensive Equity Fund
	Class Y	100,551	4,746
	RIC Russell U.S. Dynamic Equity Fund
	Class Y	414,545	4,751
	RIF Aggressive Equity Fund	370,014	5,846
	RIF Multi-Style Equity Fund	322,069	5,794
			21,137
	Fixed Income - 9.0%

	RIC Russell Global Opportunistic Credit
	Fund Class Y	502,035	4,764

	International Equities - 39.0%
	RIC Russell Emerging Markets Fund
	Class Y	339,806	5,827
	RIC Russell Global Equity Fund Class Y	678,327	7,896
	RIF Non-U.S. Fund	570,059	6,841
			20,564

	Total Investments 100.0%
	(identified cost $43,229)		52,792

	Other Assets and Liabilities, Net
-	(0.0%)		(22)

	Net Assets - 100.0%		52,770

See accompanying notes which are an integral part of this quarterly report.

6 Equity Growth Strategy Fund

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — March 31, 2015 (Unaudited)

1. Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended ("Investment Company Act" ), as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each of the Funds is a “fund of funds” and diversifies its assets by investing, at present, in Shares of several other Russell Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests from time to time. RIMCo’s allocation decisions are generally based on capital markets research, including factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows each Fund’s target strategic asset allocation effective May 1, 2014 to alternative Underlying Funds, equity Underlying Funds and fixed income Underlying Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Russell Commodity Strategies, RIC Russell Global Infrastructure, RIC Russell Multi-Strategy Alternative and RIF Global Real Estate Securities Funds. The equity Underlying Funds in which the Funds may invest include the RIC Russell U.S. Defensive Equity, RIC Russell U.S. Dynamic Equity, RIF Aggressive Equity, RIF Multi-Style Equity, RIC Russell Emerging Markets, RIC Russell Global Equity, and RIF Non-U.S. Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Russell Global Opportunistic Credit, RIC Russell Investment Grade Bond, RIC Russell Short Duration Bond and RIF Core Bond Funds.

	Asset Allocation Targets as of May 1, 2014*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
Underlying Funds	Fund	Fund	Fund	Strategy Fund
Alternative Underlying Funds**	7%	10%	13%	13%
Equity Underlying Funds	34	55	71	79
Fixed Income Underlying Funds	59	35	16	8

*	Prospectus dated May 1, 2014, as supplemented February 13, 2015. Effective March 2, 2015, each Fund’s approximate target strategic allocation was modified as shown.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Notes to Quarterly Report 7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2015 (Unaudited)

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

• •

Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company ("RFSC"), acting at the discretion of the Board, that are used in determining the fair value of investments.

The levels associated with valuing the Funds' investments for the period ended March 31, 2015 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value ("NAV") stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Underlying Fund.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause an Underlying Fund to underperform other types of investments.

8 Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2015 (Unaudited)

3. Federal Income Taxes

At March 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Balanced Strategy
	Fund	Fund
Cost of Investments	$106,833,269	$279,956,601
Unrealized Appreciation	$8,974,567	$39,828,791
Unrealized Depreciation	(863,371)	(2,872,027)
Net Unrealized Appreciation (Depreciation)	$8,111,196	$36,956,764
	Growth Strategy	Equity Strategy
	Fund	Fund
Cost of Investments	$188,416,558	$46,882,770
Unrealized Appreciation	$27,689,851	$6,433,272
Unrealized Depreciation	(3,705,345)	(523,984)
Net Unrealized Appreciation (Depreciation)	$23,984,506	$5,909,288

4. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds, some of which are Underlying Funds in which the Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the actions.

5. Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of this Quarterly Report or additional disclosures.

Notes to Quarterly Report 9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — March 31, 2015 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

10 Shareholder Requests for Additional Information

Russell Investment Funds	1301 Second Avenue		800-787-7354
	Seattle, Washington 98101	Fax:	206-505-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-
15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the
Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a)
under the Act and certification for principal financial officer of Registrant as required by
Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
President and CEO, Russell Investment Company; Chairman of the Board, President and
CEO, Russell Fund Services Company

Date: May 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
President and CEO, Russell Investment Company; Chairman of the Board, President and
CEO, Russell Fund Services Company

Date: May 15, 2015

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer and Chief Accounting Officer and CFO, Russell Investment Company;
Global Head of Fund Services, Russell Investment Management Company and
Russell Financial Services Company

Date: May 15, 2015